As filed with the Securities and Exchange Commission on February 27,
1998

Registration Nos. 33-11716
811-5018


SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 20

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 20

Concert Investment Series (Formerly Common Sense Trust)
(Exact Name of Registrant as Specified in
Declaration of Trust)
388 Greenwich Street, New York, New York 10013
(Address of Principal Executive Offices)(Zip Code)
(212) 816-6474
(Registrant's Telephone Number, Including Area Code)

CHRISTINA T. SYDOR, ESQ.
Secretary
Concert Investment Series
388 Greenwich Street
New York, New York 10013
(Name and Address of Agent for Service)

COPIES TO:

	Legal Counsel
	PFS Distributors, Inc.
	3120 Breckinridge Blvd., Bldg. 1200
	Duluth, Georgia 30199-0001
	(770) 564-6141


Approximate Date of Proposed Public Offering: Continuous



It is proposed that this filing will become effective:

	immediately upon filing pursuant to paragraph (b)

X	on February 28, 1998 pursuant to paragraph (b) of Rule 485

	60 days after filing pursuant to paragraph (a)(i)

	on (date) pursuant to paragraph (a)(i)

	75 days after filing pursuant to paragraph (a)(ii)

	on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, par value $0.01 per share.



CONCERT INVESTMENT SERIES

EMERGING GROWTH FUND
INTERNATIONAL EQUITY FUND
GROWTH FUND
GROWTH AND INCOME FUND
GOVERNMENT FUND
MUNICIPAL BOND FUND


CROSS REFERENCE SHEET

Form N-1A Item
Part A	Prospectus Caption

 1.	Cover Page	Cover Page
 2.	Synopsis	Prospectus Summary
 3.	Condensed Financial Information	Financial Highlights
 4.	General Description of Registrant	Investment Objectives
and Management 		Policies;
Management of the Series;
		Additional
Information
 5.	Management of the Fund	Management of the
Series
 6.	Capital Stock and Other Securities	Redemption of Shares;
Dividends,
	Distributions and Taxes; Additional 		Information
 7.	Purchase of Securities Being Offered	Prospectus
Summary;Purchase of 			Shares
 8.	Redemption or Repurchase	Redemption of Shares
 9.	Pending Legal Proceedings	Not applicable

	Statement of
Part B	 Additional Information Caption

10.	Cover Page	Cover Page
11.	Table of Contents	Table of Contents
12.	General Information and History	General Information
13.	Investment Objectives and Policies	Goals and Investment
Policies;
		  Investment
Restrictions
14.	Management of the Fund	General Information;
Investment
		  Advisory Agreements
15.	Control Persons and Principal Holders of
	  Securities	Trustees and Officers
16.	Investment Advisory and Other Services	Investment Advisory
Agreements;
		 Distributor;
Portfolio Transactions
		 and Brokerage; Other
Information



	Statement of
Part B	 Additional Information Caption

17.	Brokerage Allocation and Other Practices	Portfolio
Transactions and Brokerage
18.	Capital Stock and Other Securities	See Prospectus under
captions
		Redemption of Shares;
Dividends,
	Distributions and Taxes
19.	Purchase, Redemption and Pricing of
	  Securities Being Offered	Determination of Net
Asset Value;
		  Purchase and
Redemption of Shares;
20.	Tax Status	Dividends,
Distributions and Federal
		  Taxes
21.	Underwriters	Distributor
22.	Calculation of Performance Data	Fund Performance
23.	Financial Statements	Financial Statements

Part C

	Information required to be included in Part C is set forth under the appropriate item in Part C of this registration statement.

PROSPECTUS                                            February 28, 1998

--------------------------------------------------------------------------------

Concert Investment Series
3100 Breckinridge Blvd., Bldg 200
Duluth, Georgia 30199-0062
(800) 544-5445

 Concert Investment Series (the "Series") (formerly Common Sense Trust) cur-rently offers six professionally managed investment portfolios (each, a "Fund").

 Emerging Growth Fund (the "Emerging Growth Fund") seeks capital appreciation by investing in a portfolio of securities consisting principally of common stocks of small and medium sized companies considered by Mutual Management Corp., the Fund's investment manager, to be emerging growth companies.

 International Equity Fund (the "International Equity Fund") seeks total return on its assets from growth of capital and income. The Fund seeks to achieve its goal by investing at least 65% of its assets in a diversified portfolio of equity securities of established non-United States issuers.

 Growth Fund (the "Growth Fund") seeks capital appreciation through investments in common stocks and options on common stocks. Any income realized on its investments will be purely incidental to its goal of capital appreciation.

 Growth and Income Fund (the "Growth and Income Fund") seeks reasonable growth and income through investments in equity securities that provide dividend or interest income, including common and preferred stocks and securities convert-ible into common or preferred stocks.

 Government Fund (the "Government Fund") seeks high current return consistent with preservation of capital by investing in debt securities issued or guaran-teed by the U.S. Government, its agencies or instrumentalities.

 Municipal Bond Fund (the "Municipal Fund") seeks as high a level of current interest income exempt from federal income tax as is consistent with the pres-ervation of capital.

 This Prospectus sets forth concisely certain information about the Series and each of the Funds that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference.

 Additional information about each of the Funds is contained in a Statement of Additional Information dated February 28, 1998, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Series at the telephone number or address set forth above or by contacting a Registered Representative of PFS Investments Inc. ("PFS Invest-ments"). The Statement of Additional Information has been filed with the Secu-rities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

PFS DISTRIBUTORS, INC.
Distributor

MUTUAL MANAGEMENT CORP.
Investment Manager

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

PROSPECTUS SUMMARY                               3
--------------------------------------------------
FINANCIAL HIGHLIGHTS                             7
--------------------------------------------------
INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES   15
--------------------------------------------------
RISK FACTORS AND SPECIAL CONSIDERATIONS         21
--------------------------------------------------
VALUATION OF SHARES                             28
--------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES              28
--------------------------------------------------
PURCHASE OF SHARES                              30
--------------------------------------------------
EXCHANGE PRIVILEGE                              35
--------------------------------------------------
REDEMPTION OF SHARES                            36
--------------------------------------------------
PERFORMANCE                                     37
--------------------------------------------------
MANAGEMENT OF THE SERIES                        37
--------------------------------------------------
DISTRIBUTOR                                     39
--------------------------------------------------
ADDITIONAL INFORMATION                          40
--------------------------------------------------

--------------------------------------------------------------------------------

 No person has been authorized to give any information or to make any represen-tations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information and representations must not be relied upon as having been authorized by the Series or the distrib-utor. This Prospectus does not constitute an offer by the Series or the dis-tributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.

--------------------------------------------------------------------------------

PROSPECTUS SUMMARY

 The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional Information. Cross references in this summary are to headings in the Prospec-tus. See "Table of Contents."

INVESTMENT OBJECTIVES The Series is an open-end, diversified management investment company that currently offers six professionally managed investment portfolios. The Emerging Growth Fund seeks capital appreciation; the International Equity Fund seeks total return on its assets from growth of capital and income; the Growth Fund seeks capital appreciation; the Growth and Income Fund seeks reasonable growth and income; the Government Fund seeks high current return consistent with preservation of capital; and the Municipal Fund seeks current interest income exempt from federal income tax. There is, however, no assurance that any Fund will be successful in achieving its goals. See "Investment Objectives and Management Policies."

ALTERNATIVE PURCHASE ARRANGEMENTS Each Fund offers two classes of shares ("Classes") to investors purchasing through PFS Investments Registered Representatives designed to provide them with the flexibility of selecting an investment best suited to their needs--the two classes of shares available are:
Class A shares and Class B shares. As of May 20, 1996, all of the previously outstanding shares of the Growth Fund, the Growth and Income Fund, the Government Fund and the Municipal Fund were redesignated as Class 1 shares without any other changes, and Class A and Class B shares were authorized for issuance. As of May 20, 1996, Class 1 shares were authorized for issuance for the Emerging Growth Fund and the International Equity Fund. Each Fund offers Class 1 shares only to accounts of previously established shareholders or members of a family unit comprised of a husband, wife and minor children, and Class 1 shareholders of a Fund exchanging their Class 1 shares for Class 1 shares of another Fund ("Eligible Class 1 Purchasers"). Each class of shares represents an interest in the same portfolio of investments of a Fund. See "Purchase of Shares" and "Redemption of Shares."

 Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 5.00% with respect to the Emerging Growth Fund, Growth Fund, Growth and Income Fund and International Equity Fund and up to 4.50% with respect to the Government and Municipal Funds. The initial sales charge may be reduced or waived for certain purchases. Purchases of Class A shares of $500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. See "Prospectus Summary--Reduced or No Initial Sales Charge." Class A shares of each Fund are subject to an annual service fee of 0.25% of the average daily net assets of the Class.

 Class B Shares. Class B shares of the Emerging Growth Fund, Growth Fund, Growth and Income Fund and International Equity Fund are offered at net asset value subject to a maximum CDSC of 5.00% of redemption proceeds, declining by 1.00% each year after the date of purchase to zero. Class B shares of the Gov-ernment and Municipal Funds are offered at net asset value subject to a maximum CDSC of 4.50% of redemption proceeds, declining by 0.50% the first year after purchase and 1.00% each year thereafter to zero. The CDSC may be waived for certain redemptions. Class B shares of the Emerging Growth Fund, Growth Fund, Growth and Income Fund and International Equity Fund are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Class. Class B shares of the Government Fund and Munic-ipal Fund are subject to an annual service fee of 0.25% and an annual distribu-tion fee of 0.75% of the average daily net assets of the Class. The Class B shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.

 Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class B shares that have been acquired through the reinvestment of dividends and dis-tributions ("Class B Dividend Shares") will be converted at that time. See "Purchase of Shares--Deferred Sales Charge Alternatives."

 Class B Shares of a Fund purchased prior to December 31, 1997 and subsequently redeemed will remain subject to the CDSC at the rates applicable at the time of purchase.

 Class 1 Shares. Class 1 shares are offered to Eligible Class 1 Purchasers. Class 1 shares of the Emerging Growth Fund, the International Equity Fund, the Growth Fund and the Growth and Income Fund are offered at a sales charge of 8.50% of offering price; Class 1 shares of the Government Fund are offered at a sales charge of 6.75% of offering price; and Class 1 shares of the Municipal Fund are offered at a sales charge of 4.75% of offering price. The sales charge is reduced on investments of $10,000 or more for the Emerging Growth Fund, the International Equity Fund, the Growth Fund and the Growth and Income Fund, $25,000 or more for the Government Fund, and $100,000 or more for the Municipal Fund. See "Purchase of Shares--Class 1 Shares."

 In deciding which Class of Fund shares to purchase, investors should consider the following factors, as well as any other relevant facts and circumstances:

 Intended Holding Period. The decision as to which Class of shares is more ben-eficial to an investor depends on the amount and intended duration of his or her investment. Shareholders who are planning to establish a program of regular investment may wish to consider Class A shares; as the investment accumulates shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an alternative, Class B shares are sold without any initial sales charge so the entire purchase price is immediately invested in a Fund. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of this Class. Because a Fund's future return cannot be predicted, however, there can be no assurance that this would be the case.

 Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in a Fund. In addition, Class A share purchases of $500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The $500,000 investment may be met by adding the purchase to the net asset value of all Class A shares offered with a sales charge held in funds sponsored by Smith Barney Inc. ("Smith Barney") listed under "Exchange Privi-lege." Class A share purchases also may be eligible for a reduced initial sales charge. See "Purchase of Shares." Because the ongoing expenses of Class A shares may be lower than those for Class B shares, purchasers eligible to pur-chase Class A shares at net asset value or at a reduced sales charge should consider doing so.

 PFS Investments Registered Representatives may receive different compensation for selling different Classes of shares. Investors should understand that the purpose of the CDSC on the Class B shares is the same as that of the initial sales charge on the Class A shares.

 See "Purchase of Shares" and "Management of the Series" for a complete description of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares," "Dividends, Distribution and Taxes" and "Exchange Privilege" for other differences between the Classes of shares.

PURCHASE OF SHARES Shares may be purchased through PFS Distributors, Inc. ("PFS"), the distributor of the Series' shares. See "Purchase of Shares."

INVESTMENT MINIMUMS Investors in Class A and Class B shares may open an account by making an initial investment of at least $1,000 for each account (except for Systematic Investment Plan accounts), or $250 for an individual retirement account ("IRA") or a Self-Employed Retirement Plan. Subsequent investments of at least $50 may be made for each Class. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), the minimum initial investment requirement for Class A and Class B shares and the subsequent investment requirement for each Class is $25. The minimum initial investment requirement for Class A and Class B shares and the subsequent investment requirement for all Classes through the Systematic Investment Plan described below is $25. See "Purchase of Shares."

SYSTEMATIC INVESTMENT PLAN Each Fund offers shareholders a Systematic Investment Plan under which they may authorize the automatic placement of a purchase order each month for Fund shares in an amount of at least $25. See "Purchase of Shares."

REDEMPTION OF SHARES Shares may be redeemed on each day the New York Stock Exchange, Inc. ("NYSE") is open for business. See "Purchase of Shares" and "Redemption of Shares."

MANAGEMENT OF EACH FUND Mutual Management Corp. ("MMC"), formerly known as Smith Barney Mutual Funds Management Inc. serves as each Fund's investment manager. MMC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"). Holdings is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"), a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services, including Asset Management, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services.

EXCHANGE PRIVILEGE Shares of each Class may be exchanged for shares of the same Class of certain other Smith Barney Mutual Funds at the respective net asset values next determined. See "Exchange Privilege."

VALUATION OF SHARES Net asset value of each Fund for the prior day generally will be quoted daily in the financial section of most newspapers and is also available from PFS Shareholder Services (the "Sub-Transfer Agent"). See "Valuation of Shares."

DIVIDENDS AND DISTRIBUTIONS The Series intends to pay dividends from net investment income monthly on shares of the Government Fund and Municipal Fund, quarterly on shares of the Growth and Income Fund and annually on shares of the Emerging Growth Fund, Growth Fund and International Equity Fund. Distributions of net realized capital gains, if any, are paid annually for each Fund. See "Dividends, Distributions and Taxes."

REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of each Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value. Shares acquired by dividend and distribution reinvestments will not be subject to any sales charge or CDSC. Class B shares acquired through dividend and distribution reinvestments will become eligible for conversion to Class A shares on a pro rata basis. See "Dividends, Distributions and Taxes."

RISK FACTORS AND SPECIAL CONSIDERATIONS There can be no assurance that the investment objective of any Fund will be achieved. The value of the Funds' investments, and thus the net asset value of Funds' shares, will fluctuate in response to changes in market and economic conditions, as well as the financial condition and prospects of issuers in which the Funds invest. For a description of the risks involved in an investment in the Funds, see "Investment Objectives and Management Policies."

EACH FUND'S EXPENSES The following expense tables list the costs and expenses an investor will incur as a shareholder of each Fund, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption, each Fund's operating expenses for its most recent fiscal year:

                                                                                     APPLICABLE TO
                                                                               THE EMERGING GROWTH FUND,
                                                                                    THE GROWTH FUND,
                                                                                THE INTERNATIONAL EQUITY
                                                                                  FUND AND THE GROWTH
                                                                                    AND INCOME FUND
                                                                               --------------------------
                                                                                CLASS 1   CLASS A CLASS B
---------------------------------------------------------------------------------------------------------
   SHAREHOLDER TRANSACTION EXPENSES
   MAXIMUM SALES CHARGE IMPOSED ON PURCHASES
   (AS A PERCENTAGE OF OFFERING PRICE)........................................    8.50%    5.00%   None
   MAXIMUM CDSC (AS A PERCENTAGE OF ORIGINAL COST OR REDEMPTION PROCEEDS,
   WHICHEVER IS LOWER)........................................................    None     None*   5.00%
---------------------------------------------------------------------------------------------------------
                                                                                           APPLICABLE TO
                                                                                           THE MUNICIPAL
                                                                                             FUND AND
                                                                                          THE GOVERNMENT
                                                                     MUNICIPAL GOVERNMENT      FUND
                                                                       FUND       FUND    ---------------
                                                                      CLASS 1   CLASS 1   CLASS A CLASS B
---------------------------------------------------------------------------------------------------------
   SHAREHOLDER TRANSACTION EXPENSES
   MAXIMUM SALES CHARGE IMPOSED ON PURCHASES
   (AS A PERCENTAGE OF OFFERING PRICE)                                 4.75%      6.75%    4.50%   None
   MAXIMUM CDSC (AS A PERCENTAGE OF ORIGINAL COST OR REDEMPTION
   PROCEEDS, WHICHEVER IS LOWER)....................................   None       None     None*   4.50%
---------------------------------------------------------------------------------------------------------
                              EMERGING GROWTH FUND          GROWTH FUND          GROWTH AND INCOME FUND
                             ----------------------- ------------------------- --------------------------
                             CLASS 1 CLASS A CLASS B CLASS 1 CLASS A  CLASS B   CLASS 1   CLASS A CLASS B
---------------------------------------------------------------------------------------------------------
   ANNUAL FUND OPERATING
    EXPENSES
    (AS A PERCENTAGE OF
    AVERAGE NET ASSETS)
    Management fee.........   0.65%   0.65%   0.65%   0.60%   0.60%    0.60%      0.65%    0.65%   0.65%
    12b-1 fee**............   0.00    0.25    1.00    0.00    0.25     1.00       0.00     0.25    1.00
    Other expenses.........   0.74    0.79    0.79    0.28    0.23     0.23       0.23     0.22    0.23
---------------------------------------------------------------------------------------------------------
     Total Fund Operating
      Expenses.............   1.39%   1.69%   2.44%   0.88%   1.13%    1.88%      0.88%    1.12%   1.88%
---------------------------------------------------------------------------------------------------------
                              INTERNATIONAL EQUITY
                                      FUND                GOVERNMENT FUND            MUNICIPAL FUND
                             ----------------------- ------------------------- --------------------------
                             CLASS 1 CLASS A CLASS B CLASS 1 CLASS A  CLASS B   CLASS 1   CLASS A CLASS B
---------------------------------------------------------------------------------------------------------
   ANNUAL FUND OPERATING
    EXPENSES
    (AS A PERCENTAGE OF
    AVERAGE NET ASSETS)
    Management fee.........   1.00%   1.00%   1.00%   0.60%   0.60%    0.60%      0.60%    0.60%   0.60%
    12b-1 fee**............   0.00    0.25    1.00    0.00    0.25     1.00       0.00     0.25    1.00
    Other expenses.........   1.26    1.31    1.30    0.30    0.30     0.30       0.38     0.34    0.34
---------------------------------------------------------------------------------------------------------
     Total Fund Operating
      Expenses.............   2.26%   2.56%   3.30%   0.90%   1.15%    1.90%      0.98%    1.19%   1.94%
---------------------------------------------------------------------------------------------------------

  * Purchases of Class A shares of $500,000 or more will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.
 ** Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee.

 The sales charges and CDSCs set forth in the above tables are the maximum charges imposed on purchases or redemptions of each of the Funds' shares and investors may actually pay lower or no charges, depending on the amount pur-chased and, in the case of

Class B and certain Class A shares, the length of time the shares are held. See "Purchase of Shares" and "Redemption of Shares." PFS receives an annual 12b-1 service fee of 0.25% of the value of average daily net assets of Class A shares of each Fund. PFS also receives with respect to Class B shares of each Fund an annual 12b-1 fee of 1.00% of the value of average daily net assets of that Class, consisting of a 0.75% distribution fee and a 0.25% service fee.

 EXAMPLE

 The following example is intended to assist an investor in understanding the various costs that an investor in each of the Funds will bear directly or indirectly. The example assumes payment by each Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares" and "Management of the Series."

                                AN INVESTOR WOULD PAY THE FOLLOWING EXPENSES
                             ON A $1,000 INVESTMENT, ASSUMING (1) 5.00% ANNUAL
                         RETURN AND (2) REDEMPTION AT THE END OF EACH TIME PERIOD:
                        ------------------------------------------------------------------
                           1 YEAR          3 YEARS          5 YEARS          10 YEARS*
------------------------------------------------------------------------------------------
Emerging Growth Fund
 Class 1                 $          98             $125             $155              $238
 Class A                            66              101              137               240
 Class B                            75               96              140               259
------------------------------------------------------------------------------------------
Growth Fund
 Class 1                            93              111              130               184
 Class A                            61               84              109               181
 Class B                            69               89              112               201
------------------------------------------------------------------------------------------
Growth and Income Fund
 Class 1                            93              111              130               184
 Class A                            62               87              114               190
 Class B                            69               89              112               203
------------------------------------------------------------------------------------------
International Equity
 Fund
 Class 1                           106              150              169               322
 Class A                            75              126              179               325
 Class B                            83              122              182               343
------------------------------------------------------------------------------------------
Government Fund
 Class 1                            76               94              114               171
 Class A                            56               80              105               178
 Class B                            64               90              113               203
------------------------------------------------------------------------------------------
Municipal Fund
 Class 1                            57               77               99               162
 Class A                            57               81              107               183
 Class B                            65               91              115               207
------------------------------------------------------------------------------------------
                              AN INVESTOR WOULD PAY THE FOLLOWING EXPENSES
                        ON THE SAME INVESTMENT, ASSUMING THE SAME ANNUAL RETURN
                        BUT WITHOUT A REDEMPTION AT THE END OF EACH TIME PERIOD:
                        ------------------------------------------------------------------
                           1 YEAR          3 YEARS          5 YEARS          10 YEARS*
------------------------------------------------------------------------------------------
Emerging Growth Fund
 Class 1                 $          98   $          125             $155              $238
 Class A                            66              101              137               240
 Class B                            25               76              130               259
------------------------------------------------------------------------------------------
Growth Fund
 Class 1                            93              111              130               184
 Class A                            61               84              109               181
 Class B                            19               59              102               201
------------------------------------------------------------------------------------------
Growth and Income Fund
 Class 1                            93              111              130               184
 Class A                            62               87              114               190
 Class B                            19               59              102               203
------------------------------------------------------------------------------------------
International Equity
 Fund
 Class 1                           106              150              196               322
 Class A                            75              126              179               325
 Class B                            33              102              172               343
------------------------------------------------------------------------------------------
Government Fund
 Class 1                            76               94              114               171
 Class A                            56               80              105               178
 Class B                            19               60              103               203
------------------------------------------------------------------------------------------
Municipal Fund
 Class 1                            57               77               99               162
 Class A                            57               81              107               183
 Class B                            20               61              105               207
------------------------------------------------------------------------------------------

* Ten-year figures assume conversion of Class B Shares to Class A Shares at the end of the eighth year following the date of purchase.

 The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, a Fund's actual return will vary and may be greater or less than 5.00%. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESEN-TATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

 The following information has been audited by Ernst & Young LLP, independent auditors, whose report thereon appears in the Series' annual report dated Octo-ber 31, 1997. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Series' Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information.

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE
PERIOD:

EMERGING GROWTH FUND

                                                              AUGUST 8, 1996
                                                               (COMMENCEMENT
                                              YEAR ENDED    OF DISTRIBUTION) TO
CLASS 1 SHARES                             OCTOBER 31, 1997  OCTOBER 31, 1996
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD        $18.59            $17.89
-------------------------------------------------------------------------------
 Net Investment Loss                             (0.08)            (0.02)
 Net Realized and Unrealized Gain                 3.64              0.72
-------------------------------------------------------------------------------
Total from Investment Operations                  3.56              0.70
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF THE PERIOD              $22.15            $18.59
-------------------------------------------------------------------------------
TOTAL RETURN(A)                                  19.15%             3.91%*
-------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD (IN MILLIONS)       $    6            $  1.0
-------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets           1.39%             1.74%
Ratio of Net Investment Loss to Average
Net Assets                                       (0.63)            (1.09)
-------------------------------------------------------------------------------
PORTFOLIO TURNOVER                                 100%               80%
-------------------------------------------------------------------------------
Average Commission Paid Per Equity Share
Traded(b)                                       $ 0.03            $ 0.05
-------------------------------------------------------------------------------

*Non-Annualized.

(a)Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

(b)Represents the average brokerage commissions paid per equity share traded during the period for trades where commissions were applicable.

                                                            FEBRUARY 21, 1995
                                                              (COMMENCEMENT
                                                              OF INVESTMENT
                            YEAR ENDED       YEAR ENDED      OPERATIONS) TO
CLASS A SHARES           OCTOBER 31, 1997 OCTOBER 31, 1996 OCTOBER 31, 1995(A)
------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF THE PERIOD       $18.57           $15.12            $11.81
------------------------------------------------------------------------------
 Net investment loss           (0.16)           (0.18)            (0.24)
 Net realized and
 unrealized gain                3.66             3.63              3.55
------------------------------------------------------------------------------
Total from Investment
Operations                      3.50             3.45              3.31
------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                        $22.08           $18.57            $15.12
------------------------------------------------------------------------------
TOTAL RETURN(B)                18.90%           22.82%            28.11 %(c)
------------------------------------------------------------------------------
NET ASSETS AT END OF
PERIOD (IN MILLIONS)          $  101           $   52            $   16
------------------------------------------------------------------------------
Ratio of Expenses to
Average Net Assets(d)           1.69%            2.21%             2.75 %
Ratio of Net Investment
Loss to Average Net
Assets(d)                      (0.92)           (1.52)            (1.65)%
------------------------------------------------------------------------------
PORTFOLIO TURNOVER               100%              80%               83 %*
------------------------------------------------------------------------------
Average Commission Paid
Per Equity Share
Traded(e)                     $ 0.03           $ 0.05            $  --
------------------------------------------------------------------------------

*Non-Annualized.

(a)Based on average month-end shares outstanding.

(b)Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

(c)Total Return from March 17, 1995 (date the Fund's investment strategy was implemented) through October 31, 1995 without annualization.

(d) If Van Kampen American Capital Asset Management ("VKAC"), the Fund's investment manager during this period had not waived fees for the period ended October 31, 1995, the total return would have been lower and the Ratios of Expenses to Average Net Assets and Net Investment Loss to Average Net Assets would have been 3.37% and (2.27%) for Class A shares and 4.11% and (3.07%) for Class B shares, respectively.

(e) Represents the average brokerage commissions paid per equality share traded during the period for trades where commissions were applicable. This disclosure was not required in fiscal years prior to 1996.

EMERGING GROWTH FUND

                                                            FEBRUARY 21, 1995
                                                              (COMMENCEMENT
                                                              OF INVESTMENT
                            YEAR ENDED       YEAR ENDED      OPERATIONS) TO
CLASS B SHARES           OCTOBER 31, 1997 OCTOBER 31, 1996 OCTOBER 31, 1995(A)
------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF THE PERIOD       $18.34           $15.04            $11.81
------------------------------------------------------------------------------
 Net investment loss           (0.27)           (0.27)            (0.35)
 Net realized and
 unrealized gain                3.56             3.57              3.58
------------------------------------------------------------------------------
Total from Investment
Operations                      3.29             3.30              3.23
------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                        $21.63           $18.34            $15.04
------------------------------------------------------------------------------
TOTAL RETURN(B)                17.94%           21.94%            27.43%(c)
------------------------------------------------------------------------------
NET ASSETS AT END OF
PERIOD (IN MILLIONS)          $   80           $   39            $   11
------------------------------------------------------------------------------
Ratio of Expenses to
Average Net Assets(d)           2.44%            2.96%             3.49%
Ratio of Net Investment
Loss to Average Net
Assets(d)                      (1.67)           (2.27)            (2.45)
------------------------------------------------------------------------------
PORTFOLIO TURNOVER               100%              80%               83%*
------------------------------------------------------------------------------
Average Commission Paid
Per Equity Share
Traded(e)                     $ 0.03           $ 0.05            $  --
------------------------------------------------------------------------------

*Non-Annualized.

(a)Based on average month-end shares outstanding.

(b)Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

(c)Total Return from March 17, 1995 (date the Fund's investment strategy was implemented) through October 31, 1995 without annualization.

(d) If VKAC, the Fund's investment manager during this period had not waived fees for the period ended October 31, 1995, the total return would have been lower and the Ratios of Expenses to Average Net Assets and Net Investment Loss to Average Net Assets would have been 3.37% and (2.27%) for Class A shares and 4.11% and (3.07%) for Class B shares, respectively.

(e) Represents the average brokerage commissions paid per equality share traded during the period for trades where commissions were applicable. This disclosure was not required in fiscal years prior to 1996.

GROWTH FUND

                                                  YEAR ENDED OCTOBER 31
                          -------------------------------------------------------------------------------
CLASS 1 SHARES             1997    1996    1995    1994    1993    1992    1991    1990     1989    1988
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF THE PERIOD   $17.98  $17.46  $15.31  $16.26  $16.02  $15.47  $11.26  $13.15   $10.81  $ 9.37
----------------------------------------------------------------------------------------------------------
 Net investment income      0.17     .19    0.16    0.13    0.12    0.13    0.19    0.20     0.19    0.10
 Net realized and
 unrealized gain/loss       4.33    2.91    3.18    0.21    2.01    1.39    4.24   (1.35)    2.26    1.44
----------------------------------------------------------------------------------------------------------
Total from Investment
Operations                  4.50    3.10    3.34    0.34    2.13    1.52    4.43   (1.05)    2.45    1.54
----------------------------------------------------------------------------------------------------------
LESS:
 Distributions from net
 investment income          0.18    0.18    0.16    0.11    0.12    0.17    0.22    0.20     0.11     --
 Distributions from and
 in Excess of Net
 Realized Gain              1.35    2.40    1.03    1.18    1.76    0.80     --     0.64      --     0.10
----------------------------------------------------------------------------------------------------------
Total Distributions         1.53    2.58    1.19    1.29    1.88    0.97    0.22    0.84     0.11    0.10
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
THE PERIOD                $20.94  $17.98  $17.46  $15.31  $16.26  $16.02  $15.47  $11.26   $13.15  $10.81
----------------------------------------------------------------------------------------------------------
TOTAL RETURN(A)            26.93%  19.94%  24.01%   2.04%  14.27%   9.83%  39.90%  (8.73%)  22.90%  16.51%
----------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF THE
PERIOD (IN MILLIONS)      $3,547  $3,005  $2,612  $2,170  $2,066  $1,648  $1,312  $  866   $  768  $  492
----------------------------------------------------------------------------------------------------------
Ratio of Expenses to
Average Net Assets          0.88%   0.93%   1.00%   1.09%   1.14%   1.18%   1.26%   1.53%    1.63%   1.93%
Ratio of Net Investment
Income to Average Net
Assets                      0.86    1.08    1.04    0.89    0.80    0.91    1.44    1.79     1.75    1.30
----------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER           165%    202%    230%    164%    166%    134%    100%     99%     101%     63%
----------------------------------------------------------------------------------------------------------
Average Commission Paid
Per Equity Share
Traded(b)                 $ 0.03  $ 0.06     -0-     -0-     -0-     --      --      --       --      --
----------------------------------------------------------------------------------------------------------

                                     CLASS A SHARES                       CLASS B SHARES
                          ------------------------------------ ------------------------------------
                             YEAR ENDED       PERIOD ENDED        YEAR ENDED       PERIOD ENDED
                          OCTOBER 31, 1997 OCTOBER 31, 1996(C) OCTOBER 31, 1997 OCTOBER 31, 1996(C)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF THE PERIOD        $17.96            $16.63             $17.93            $16.63
---------------------------------------------------------------------------------------------------
 Net investment
 income/loss                     0.15               .02                .01              (.01)
 Net realized and
 unrealized gain                 4.30              1.31               4.28              1.31
---------------------------------------------------------------------------------------------------
Total from Investment
Operations                       4.45              1.33               4.29              1.30
---------------------------------------------------------------------------------------------------
LESS:
 Distributions from net
 investment income               0.16               -0-                .11               -0-
 Distributions from net
 realized gain                   1.36               -0-               1.35               -0-
---------------------------------------------------------------------------------------------------
Total Distributions              1.52               -0-               1.46               -0-
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                         $20.89            $17.96             $20.75            $17.93
---------------------------------------------------------------------------------------------------
TOTAL RETURN(A)                 26.65%             8.00%*            25.66%             7.82%*
---------------------------------------------------------------------------------------------------
NET ASSETS AT END OF THE
PERIOD (IN MILLIONS)           $  109            $   49             $  126            $   74
---------------------------------------------------------------------------------------------------
Ratio of Expenses to
Average Net Assets               1.13%             1.17%              1.88%             1.93%
Ratio of Net Investment
Income/Loss to Average
Net Assets                       0.57              0.46              (0.16)            (0.29)
---------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER                165%              202%               165%              202%
---------------------------------------------------------------------------------------------------
Average Commission Paid
Per Equity Share
Traded(b)                      $ 0.03            $ 0.06             $ 0.03            $ 0.06
---------------------------------------------------------------------------------------------------

*Non-Annualized.

(a)Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

(b) Presents the average brokerage commission paid per equity share traded during the period for trades where commissions were applicable. This disclosure was not required in fiscal years prior to 1996.

(c)Class A and Class B shares commenced distribution on August 18, 1996.

GROWTH AND INCOME FUND

                                                  YEAR ENDED OCTOBER 31
                          -------------------------------------------------------------------------------
CLASS 1 SHARES             1997    1996    1995    1994    1993    1992    1991    1990     1989    1988
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF THE PERIOD   $18.11  $16.95  $15.77  $17.13  $15.54  $14.70  $11.49  $12.51   $10.49  $ 9.84
----------------------------------------------------------------------------------------------------------
 Net investment income      0.24    0.31    0.36    0.29    0.29    0.28    0.31    0.30     0.31    0.27
 Net realized and
 unrealized gain/loss       4.23    2.94    2.72   (0.21)   1.88    1.28    3.22   (0.99)    2.00    0.65
----------------------------------------------------------------------------------------------------------
Total from Investment
Operations                  4.47    3.25    3.08    0.08    2.17    1.56    3.53    (.69)    2.31    0.92
----------------------------------------------------------------------------------------------------------
LESS:
 Distributions from net
 investment income          0.30    0.34    0.30    0.28    0.28    0.30    0.32    0.33     0.29    0.24
 Distributions from and
 in Excess of Net
 Realized Gain              2.18    1.76    1.60    1.16    0.30    0.42     --     0.00       --    0.03
----------------------------------------------------------------------------------------------------------
Total Distributions         2.48    2.10    1.90    1.44    0.58    0.72    0.32     .33     0.29    0.27
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
THE PERIOD                $20.10  $18.11  $16.95  $15.77  $17.13  $15.54  $14.70  $11.49   $12.51  $10.49
----------------------------------------------------------------------------------------------------------
TOTAL RETURN(A)            27.35%  20.58%  22.45%   0.51%  14.13%  10.85%  31.68%  (5.84%)  22.38%   9.55%
----------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF THE
PERIOD (IN MILLIONS)      $1,097  $  943  $  828  $  713  $  712  $  591  $  500  $  367   $  278  $  168
----------------------------------------------------------------------------------------------------------
Ratio of Expenses to
Average Net Assets          0.88%   0.91%   0.96%   1.02%   1.05%   1.09%   1.14%   1.37%    1.39%   1.57%
Ratio of Net Investment
Income to Average Net
Assets                      1.25    1.78    2.27    1.84    1.76    1.84    2.29    2.55     2.81    3.04
----------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER            93%    121%    117%     88%     51%     32%     42%     48%      26%     64%
----------------------------------------------------------------------------------------------------------
Average Commission Paid
Per Equity Share
Traded(b)                 $ 0.03  $ 0.06     -0-     -0-     -0-      --      --      --       --      --
----------------------------------------------------------------------------------------------------------

                                     CLASS A SHARES                       CLASS B SHARES
                          ------------------------------------ ------------------------------------
                             YEAR ENDED       PERIOD ENDED        YEAR ENDED       PERIOD ENDED
                          OCTOBER 31, 1997 OCTOBER 31, 1996(C) OCTOBER 31, 1997 OCTOBER 31, 1996(C)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD            $18.11            $17.19             $18.09            $17.19
---------------------------------------------------------------------------------------------------
 Net investment income           0.20              0.07               0.06              0.04
 Net realized and
 unrealized gain                 4.23              0.91               4.22              0.90
---------------------------------------------------------------------------------------------------
Total from Investment
Operations                       4.43              0.98               4.28              0.94
---------------------------------------------------------------------------------------------------
LESS:
 Distributions from net
 investment income               0.25              0.06               0.11              0.04
 Distributions from net
 realized gain                   2.18               -0-               2.18               -0-
---------------------------------------------------------------------------------------------------
Total Distributions              2.43              0.06               2.29              0.04
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
THE PERIOD                     $20.10            $18.11             $20.07            $18.09
---------------------------------------------------------------------------------------------------
TOTAL RETURN(A)                 27.04%             5.72%             26.08%             5.49%*
---------------------------------------------------------------------------------------------------
NET ASSETS AT END OF THE
PERIOD (IN MILLIONS)           $   80            $   33             $   99            $   52
---------------------------------------------------------------------------------------------------
Ratio of Expenses to
Average Net Assets               1.12%             1.16%              1.88%             1.91%
Ratio of Net Investment
Income to Average Net
Assets                           0.96              1.78               0.22              1.05
---------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER                 93%              121%                93%              121%
---------------------------------------------------------------------------------------------------
Average Commission Paid
Per Equity Share
Traded(b)                      $ 0.03            $ 0.06             $ 0.03            $ 0.06
---------------------------------------------------------------------------------------------------

*Non-Annualized.

(a)Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

(b) Represents the average brokerage commission paid per equity share traded during the period for trades where commissions were applicable. This disclosure was not required in fiscal years prior to 1996.

(c)Class A and Class B shares commenced distribution on August 18, 1996.

INTERNATIONAL EQUITY FUND

                                                              AUGUST 8, 1996
                                                               (COMMENCEMENT
                                                                    OF
                                              YEAR ENDED     DISTRIBUTION) TO
CLASS 1 SHARES                             OCTOBER 31, 1997 OCTOBER 31, 1996(A)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD        $16.52            $16.00
-------------------------------------------------------------------------------
 Net investment loss                             (0.17)            (0.03)
 Net realized and unrealized gain                 1.81               .55
-------------------------------------------------------------------------------
Total from Investment Operations                  1.64               .52
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF THE PERIOD              $18.16            $16.52
-------------------------------------------------------------------------------
TOTAL RETURN*(B)                                  9.99%             3.25%**
-------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD (IN MILLIONS)       $    2            $  0.2
-------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets*          2.26%             2.50%
Ratio of Net Investment Loss to Average
Net Assets*                                      (1.24)            (1.31)
-------------------------------------------------------------------------------
PORTFOLIO TURNOVER                                  57%               78%**
-------------------------------------------------------------------------------
Average Commission Paid Per Equity Share
Traded(c)                                       $ 0.02            $ 0.03
*If certain expenses had not been waived
or reimbursed by VKAC, Total Return would
have been lower and the ratios would have
been as follows:
Ratio of expenses to average net assets            N/A              3.87%
Ratio of net investment loss to average
net assets                                         N/A             (2.67)
-------------------------------------------------------------------------------

** Non-Annualized

(a) Based on average month-end shares outstanding.

(b) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

(c) Represents the average brokerage commissions paid per equity share traded during the period for trades where commissions were applicable.

N/A = Not Applicable

                                                             FEBRUARY 21, 1995
                                                               (COMMENCEMENT
                                                               OF INVESTMENT
                             YEAR ENDED       YEAR ENDED      OPERATIONS) IN
CLASS A SHARES            OCTOBER 31, 1997 OCTOBER 31, 1996 OCTOBER 31, 1995(A)
-------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF THE PERIOD        $16.54           $13.86            $11.81
-------------------------------------------------------------------------------
 Net investment loss            (0.26)           (0.19)            (0.14)
 Net realized and
 unrealized gain                 1.85             2.87              2.19
-------------------------------------------------------------------------------
Total from Investment
Operations                       1.59             2.68              2.05
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF
THE PERIOD                     $18.14           $16.54            $13.86
-------------------------------------------------------------------------------
TOTAL RETURN*(B)                 9.74%           19.34%            16.28%**(c)
-------------------------------------------------------------------------------
NET ASSETS AT END OF
PERIOD (IN MILLIONS)           $   17           $   10            $    7
-------------------------------------------------------------------------------
Ratio of Expenses to
Average Net Assets*              2.56%            2.75%             3.64%
Ratio of Net Investment
Loss to Average Net
Assets*                         (1.59)           (1.56)            (1.40)
-------------------------------------------------------------------------------
PORTFOLIO TURNOVER                 57%              78%               17%**
-------------------------------------------------------------------------------
Average Commission Paid
Per Equity Share
Traded(d)                      $ 0.02           $ 0.03               --
*If certain expenses had
not been waived or
reimbursed by VKAC,
Total Return would have
been lower and the
ratios would have been
as follows:
Ratio of expenses to
average net assets                N/A             4.12%             5.97%
Ratio of net investment
loss to average net
assets                            N/A            (2.92)            (3.73)
-------------------------------------------------------------------------------

** Non-Annualized

(a) Based on average month-end shares outstanding.

(b) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

(c) Total Return from March 17, 1995 (date the Fund's investment strategy was implemented) through October 31, 1995 without annualization.

(d) Represents the average brokerage commissions paid per equity share traded during the period for trades where commissions were applicable.

N/A = Not Applicable

INTERNATIONAL EQUITY FUND

                                                             FEBRUARY 21, 1995
                                                               (COMMENCEMENT
                                                               OF INVESTMENT
                             YEAR ENDED       YEAR ENDED      OPERATIONS) IN
CLASS B SHARES            OCTOBER 31, 1997 OCTOBER 31, 1996 OCTOBER 31, 1995(A)
-------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF THE PERIOD        $16.36           $13.79            $11.81
-------------------------------------------------------------------------------
 Net investment loss            (0.32)           (0.25)            (0.21)
 Net realized and
 unrealized gain                 1.76             2.82              2.19
-------------------------------------------------------------------------------
Total from Investment
Operations                       1.44             2.57              1.98
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF
THE PERIOD                     $17.81           $16.36            $13.79
-------------------------------------------------------------------------------
TOTAL RETURN*(B)                 8.93%           18.64%            15.69%**(c)
-------------------------------------------------------------------------------
NET ASSETS AT END OF
PERIOD (IN MILLIONS)           $   14           $    8            $    3
-------------------------------------------------------------------------------
Ratio of Expenses to
Average Net Assets*              3.30%            3.50%             4.33%
Ratio of Net Investments
Loss to Average Net
Assets*                         (2.34)           (2.31)            (2.80)
-------------------------------------------------------------------------------
PORTFOLIO TURNOVER                 57%              78%               17%**
-------------------------------------------------------------------------------
Average Commission Paid
Per Equity Share
Traded(d)                      $ 0.02           $ 0.03               --
*If certain expenses had
not been waived or
reimbursed by VKAC,
Total Return would have
been lower and the
ratios would have been
as follows:
Ratios of expenses to
average net assets                N/A             4.87%             6.67%
Ratio of net investment
loss to average net
assets                            N/A            (3.67)            (5.13)
-------------------------------------------------------------------------------

** Non-Annualized

(a) Based on average month-end shares outstanding.

(b) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

(c) Total Return from March 17, 1995 (date the Fund's investment strategy was implemented) through October 31, 1995 without annualization.

(d) Represents the average brokerage commissions paid per equity share traded during the period for trades where commissions were applicable.

N/A = Not Applicable

GOVERNMENT FUND

                                                  YEAR ENDED OCTOBER 31
                          -------------------------------------------------------------------------------
CLASS 1 SHARES             1997    1996    1995    1994     1993    1992    1991    1990    1989    1988
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF THE PERIOD   $10.41  $10.67  $ 9.99  $11.80   $11.56  $11.47  $10.79  $11.46  $11.13  $11.08
----------------------------------------------------------------------------------------------------------
 Net investment income      0.69    0.70    0.70    0.69     0.76    0.86    0.90    0.95    1.03    0.94
 Net realized and
 unrealized gain/loss       0.17   (0.25)   0.68   (1.36)    0.43    0.16    0.68   (0.44)   0.33    0.04
----------------------------------------------------------------------------------------------------------
Total from Investment
Operations                  0.86    0.45    1.38   (0.67)    1.19    1.02    1.58    0.51    1.36    0.98
----------------------------------------------------------------------------------------------------------
LESS:
 Distributions from and
 in excess of net
 investment income          0.68    0.72    0.70    0.69     0.76    0.86    0.90    0.96    1.03    0.93
 Distributions from and
 in Excess of Net
 Realized Gain               --      --      --     0.45     0.19    0.07     -0-    0.22     -0-     -0-
----------------------------------------------------------------------------------------------------------
Total Distributions         0.68    0.72    0.70    1.14     0.95    0.93    0.90    1.18    1.03    0.93
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
THE PERIOD                $10.58  $10.40  $10.67  $ 9.99   $11.80  $11.56  $11.47  $10.79  $11.46  $11.13
----------------------------------------------------------------------------------------------------------
TOTAL RETURN(A)             8.56%   4.58%  14.27%  (5.45%)  10.55%   9.32%  15.16%   4.94%  12.87%   9.20%
----------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF THE
PERIOD (IN MILLIONS)      $  241  $  288  $  329  $  335   $  370  $  282  $  189  $  141  $  101  $   71
----------------------------------------------------------------------------------------------------------
Ratio of Expenses to
Average Net Assets          0.90%   0.84%   0.83%   0.89%    0.89%   0.95%   0.96%   1.09%   1.20%   1.44%
Ratio of Net Investment
Income to Average Net
Assets                      6.69    6.79    6.84    7.06     7.35    7.46    8.15    8.78    9.29    8.55
----------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER           104%    276%    214%    256%     218%    112%     39%     28%     29%     51%
----------------------------------------------------------------------------------------------------------

                                     CLASS A SHARES                       CLASS B SHARES
                          ------------------------------------ ------------------------------------
                             YEAR ENDED       PERIOD ENDED        YEAR ENDED       PERIOD ENDED
                          OCTOBER 31, 1997 OCTOBER 31, 1996(B) OCTOBER 31, 1997 OCTOBER 31, 1996(B)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF THE PERIOD        $10.41            $10.32             $10.41            $10.32
---------------------------------------------------------------------------------------------------
 Net investment income           0.67              0.15               0.59              0.14
 Net realized and
 unrealized gain                 0.17              0.09               0.17              0.09
---------------------------------------------------------------------------------------------------
Total from Investment
Operations                       0.84              0.24               0.76              0.23
---------------------------------------------------------------------------------------------------
Less Distributions from
and in Excess of Net
Investment Income                0.66              0.15               0.59              0.14
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
THE PERIOD                     $10.58            $10.41             $10.58            $10.41
---------------------------------------------------------------------------------------------------
TOTAL RETURN(A)                  8.35%             2.36%*             7.55%             2.18%*
---------------------------------------------------------------------------------------------------
NET ASSETS AT END OF THE
PERIOD (IN MILLIONS)           $   14            $   11             $   12            $   14
---------------------------------------------------------------------------------------------------
Ratio of Expenses to
Average Net Assets               1.15%             1.09%              1.90%             1.84%
Ratio of Net Investment
Income to Average Net
Assets                           6.44              6.50               5.69              5.74
---------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER                104%              276%               104%              276%
---------------------------------------------------------------------------------------------------

* Non-Annualized.

(a) Total return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

(b) Class A and Class B commenced distribution on August 8, 1995.

MUNICIPAL BOND FUND

                                                  YEAR ENDED OCTOBER 31
                          --------------------------------------------------------------------------------
CLASS 1 SHARES             1997    1996    1995    1994     1993    1992    1991    1990    1989   1988(B)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF THE PERIOD   $13.83  $13.77  $12.89  $14.07   $13.03  $12.84  $12.18  $12.37  $12.26  $11.91
-----------------------------------------------------------------------------------------------------------
 Net investment income      0.69    0.70    0.74    0.71     0.73    0.72    0.76    0.76    0.77    0.19
 Net realized and
 unrealized gain/loss       0.39    0.11    0.87   (1.18)    1.04    0.22    0.65   (0.18)   0.10    0.31
-----------------------------------------------------------------------------------------------------------
Total from Investment
Operations                  1.08    0.81    1.61   (0.47)    1.77    0.94    1.41    0.58    0.87    0.50
-----------------------------------------------------------------------------------------------------------
LESS:
 Distributions from net
 investments income         0.66    0.71    0.73    0.71     0.73    0.75    0.75    0.77    0.76    0.15
 Distributions from and
 in excess of net
 realized gain              0.04    0.04     --      --       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------
Total Distributions         0.70    0.75    0.73    0.71     0.73    0.75    0.75    0.77    0.76    0.15
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
THE PERIOD                $14.21  $13.83  $13.77  $12.89   $14.07  $13.03  $12.84  $12.18  $12.37  $12.26
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN(A)             8.04%   6.09%  12.72%  (3.38%)  13.84%   7.57%  11.79%   4.77%   7.31%   4.26%*
-----------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF THE
PERIOD (IN MILLIONS)      $  104  $  119  $  119  $  112   $   96  $   60  $   43  $   37  $   25  $    6
-----------------------------------------------------------------------------------------------------------
Ratio of Expenses to
Average Net Assets          0.98%   1.05%   0.96%   0.99%    0.96%   1.14%   1.15%   1.25%   1.25%   1.91%
Ratio of Net Investment
Income to Average Net
Assets                      4.93    5.13    5.58    5.27     5.29    5.56    6.08    6.21    6.28    5.55
-----------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER            50%     80%     49%      4%       4%      6%      1%      4%      0%      5%*
-----------------------------------------------------------------------------------------------------------

                                     CLASS A SHARES                       CLASS B SHARES
                          ------------------------------------ ------------------------------------
                             YEAR ENDED       PERIOD ENDED        YEAR ENDED       PERIOD ENDED
                          OCTOBER 31, 1997 OCTOBER 31, 1996(B) OCTOBER 31, 1997 OCTOBER 31, 1996(B)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF THE PERIOD        $13.83            $13.78             $13.82            $13.78
---------------------------------------------------------------------------------------------------
 Net investment income           0.65              0.11               0.54              0.09
 Net realized and
 unrealized gain                 0.40              0.04               0.40              0.04
---------------------------------------------------------------------------------------------------
Total from Investment
Operations                       1.05              0.15               0.94              0.13
---------------------------------------------------------------------------------------------------
LESS:
 Distributions from net
 investments income              0.63              0.10               0.52              0.09
 Distributions from net
 realized gains                  0.04               --                0.04               --
---------------------------------------------------------------------------------------------------
Total Distributions              0.67              0.10               0.56              0.09
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
THE PERIOD                     $14.21            $13.83             $14.20            $13.82
---------------------------------------------------------------------------------------------------
TOTAL RETURN(A)                  7.77%             1.12%*             6.98%             0.93%*
---------------------------------------------------------------------------------------------------
NET ASSETS AT END OF THE
PERIOD (IN MILLIONS)           $    9            $    2             $    3            $  0.7
---------------------------------------------------------------------------------------------------
Ratio of Expenses to
Average Net Assets               1.19%             1.30%              1.94%             2.05%
Ratio of Net Investment
Income to Average Net
Assets                           4.79              4.82               4.04              4.06
---------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER                 50%               80%                50%               80%
---------------------------------------------------------------------------------------------------

* Non-Annualized.

(a) Total Return is based upon Net Asset Value which does not include payment of the maximum sales charge or contingent deferred sales charge.

(b) Class A and Class B shares commenced distribution on August 18, 1996.

INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES

 Although each Fund of the Series has a different goal which it pursues through separate investment policies described below, each Fund, except the Interna-tional Equity Fund, will not purchase any securities issued by any company pri-marily engaged in the manufacture of alcohol or tobacco. The differences in goals and investment policies among the Funds can be expected to affect the return of each Fund and the degree of market and financial risk to which each Fund is subject. The goal and investment policies, the percentage limitations, and the kinds of securities in which each Fund may invest are generally not fundamental policies and may be changed by the Trustees. Further information about each Fund's investment policies, including a list of those restrictions which may not be changed without the approval of shareholders appears in the Statement of Additional Information.

 EMERGING GROWTH FUND

 The goal of the Emerging Growth Fund is to seek capital appreciation by investing in a portfolio of securities consisting principally of common stocks of small and medium sized companies considered by MMC to be emerging growth companies. Any ordinary income received from portfolio securities is entirely incidental. There can, of course, be no assurance that the objective of capital appreciation will be realized; therefore, full consideration should be given to the risks inherent in the investment techniques that MMC may use to achieve such objective.

 Under normal conditions, the Fund invests at least 65% of its total assets in common stocks of small and medium sized companies, both domestic and foreign, in the early stages of their life cycle that MMC believes have the potential to become major enterprises. Investments in such companies may offer greater opportunities for growth of capital than larger, more established companies, but also may involve certain special risks. Emerging growth companies often have limited product lines, markets, or financial resources, and they may be dependent upon one or a few key people for management. The securities of such companies may be subject to more abrupt or erratic market movements than secu-rities of larger, more established companies or the market averages in general. While the Fund will invest primarily in common stocks, to a limited extent, it may invest in other securities such as preferred stocks, convertible securities and warrants.

 The Fund does not limit its investment to any single group or type of securi-ty. The Fund may also invest in special situations involving new management, special products and techniques, unusual developments, mergers or liquidations. Investments in unseasoned companies and special situations often involve much greater risks than are inherent in ordinary investments, because securities of such companies may be more likely to experience unexpected fluctuations in price.

 The Fund's primary approach is to seek what MMC believes to be unusually attractive growth investments on an individual company basis. The Fund may invest in securities that have above average volatility of price movement. Because prices of common stocks and other securities fluctuate, the value of an investment in the Fund will vary based upon the Fund's investment performance. The Fund attempts to reduce overall exposure to risk from declines in securi-ties prices by spreading its investments over many different companies in a variety of industries. There is, however, no assurance that the Fund will be successful in achieving its objective.

 The Fund may hold a portion of its assets in high grade short-term debt secu-rities and high grade corporate or government bonds in order to provide liquid-ity. Such investments may be increased by the Fund up to 100% of its assets, when deemed appropriate by MMC for temporary defensive purposes. Short-term investments may include repurchase agreements with banks or broker-dealers. The Fund may invest up to 20% of its total assets in securities of foreign issuers. See "Risk Factors and Special Considerations."

 INTERNATIONAL EQUITY FUND

 The goal of the International Equity Fund is to seek total return on its assets from growth of capital and income. The Fund seeks to achieve its goal by investing at least 65% of its assets in a diversified portfolio of equity secu-rities of established non-United States issuers.

 Under normal market conditions, the Fund invests at least 65% of its total assets in a diversified portfolio of equity securities consisting of dividend and non-dividend paying common stock, preferred stock, convertible debt and rights and warrants to such securities and up to 35% of the Fund's assets in bonds, notes and debt securities (consisting of securities issued in the Eurocurrency markets or obligations of the United States or foreign governments and their political subdivisions) of established non-United States issuers. Investments may be made for capital appreciation or for income or any combina-tion of both for the purpose of achieving a higher overall return than might otherwise be obtained solely from investing for growth of capital or for income. There is no limitation on the percentage or amount of the Fund's assets which may be invested for growth or income and, therefore, from time to time the investment emphasis may be placed solely or primarily on growth of capital or solely or primarily on income.

 In seeking to achieve its goal, the Fund presently expects to invest its assets primarily in common stocks of established non-United States companies which in the opinion of MMC have potential for growth of capital. However, there is no requirement that the Fund invest exclusively in common stocks or other equity securities and, if deemed advisable, the Fund may invest up to 35% of its assets in bonds, notes and other debt securities (including securities issued in the Eurocurrency markets or obligations of the United States or for-eign governments and their political subdivisions). When MMC believes that the return on debt securities will equal or exceed the return on common stocks, the Fund may, in seeking its goal of total return, substantially increase its hold-ings (up to a maximum of 35% of its assets) in such debt securities. In deter-mining whether the Fund will be invested for capital appreciation or for income or any combination of both, MMC regularly analyzes a broad range of interna-tional equity and fixed income markets in order to assess the degree of risk and level of return that can be expected from each market.

 In general, the prices of debt securities vary inversely with interest rates. If interest rates rise, debt security prices generally fall; if interest rates fall, debt security prices generally rise. In addition, for a given change in interest rates, longer-maturity debt securities fluctuate more in price (gain-ing or losing more in value) than shorter-maturity debt securities, and gener-ally offer higher yields than shorter-maturity debt securities, all other fac-tors, including credit quality, being equal.

 The Fund will generally invest its assets broadly among countries and will normally have represented in the portfolio business activities in not less than three different foreign countries. Except as stated below, the Fund will invest at least 65% of its assets in companies organized or governments located in any area of the world other than the United States, such as the Far East (e.g., Japan, Hong Kong, Singapore, Malaysia), Western Europe (e.g., United Kingdom, Germany, The Netherlands, France, Italy, Switzerland), Eastern Europe (e.g., Hungary, Poland, The Czech Republic and the countries of the former Soviet Union), Central and South America (e.g., Mexico, Chile and Venezuela), Austra-lia, Canada and such other areas and countries as MMC may determine from time to time. Allocation of the Fund's investments will depend upon the relative attractiveness of the international markets and particular issuers. Concentra-tion of the Fund's assets in one or a few countries or currencies will subject the Fund to greater risks than if the Fund's assets were not geographically concentrated.

 Under unusual economic or market conditions as determined by MMC, for defen-sive purposes the Fund may temporarily invest all or a major portion of its assets in U.S. Government securities or in debt or equity securities of compa-nies incorporated in and having their principal business activities in the United States. To the extent the Fund's assets are invested for temporary defensive purposes, such assets will not be invested in a manner designed to achieve the Fund's investment goal.

 In determining the appropriate distribution of investments among various coun-tries and geographic regions, MMC ordinarily considers the following factors: prospects for relative economic growth between countries; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of individual investment opportunities available to international investors. In the future, if any other relevant fac-tors arise they will also be considered. In analyzing companies for investment, MMC ordinarily looks for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital; healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and prod-uct development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the com-pany to compete successfully in its market place. Ordinarily, MMC will not view a company as being sufficiently well established to be considered for inclusion in the Fund's portfolio unless the company, together with any predecessors, has been operating for at least three fiscal years. However, the Fund may invest up to 5% of its assets in such "unseasoned" issuers.

 It is expected that portfolio securities will ordinarily be traded on a stock exchange or other market in the country in which the issuer is principally based, but may also be traded on markets in other countries including, in many cases, the United States securities exchanges and over-the-counter markets.

 To the extent that the Fund's assets are not otherwise invested as described above, the assets may be held in cash, in any currency, or invested in United States as well as foreign high quality money market instruments and equivalents.

 GROWTH FUND

 The goal of the Growth Fund is to seek capital appreciation through invest-ments in common stocks and options on common stocks. Any income realized on its investments will be purely incidental to its goal of capital appreciation.

 Portfolio securities are selected by MMC using an investment research process blending traditional security analysis and quantitative security techniques. Such process includes focusing on securities of companies that MMC believes either: (1) experienced above-average and consistent long-term growth of earn-ings and have excellent prospects for outstanding future growth in earnings;
(2) are presently experiencing or expected to have a material increase in prof-its and sales; (3) are undervalued either in that such securities are selling at prices that do not reflect the current market value of its securi-ties and there is reason to expect realization of this potential in the form of increased equity values or that the potential improving prospects of the secu-rity is not reflected in the price of the security; (4) will experience a fun-damental change in structure that potentially may result in higher earnings; or
(5) will produce new products, new services or new processes. The Fund may invest in options and other securities that have above average volatility of price movement. Because prices of common stocks, options and other investments fluctuate, the value of an investment in the Fund will vary based upon the Fund's investment performance. The Fund attempts to reduce overall exposure to risk from declines in securities prices by spreading its investments over many different companies in a variety of industries and by using stock index options and stock index futures and options thereon, as discussed in the Statement of Additional Information. There is no assurance that the Fund will be successful in achieving its goal.

 The Fund may hold a portion of its assets in high grade short-term debt secu-rities and high grade corporate or government bonds in order to provide liquid-ity. The amount of assets the Fund may hold for liquidity purposes is based on market conditions and the need to meet redemption requests. Such investments may be increased by the Fund, up to 100% of its assets, when deemed appropriate by MMC for temporary defensive purposes. A description of the ratings of com-mercial paper and bonds is contained in the Appendix to the Statement of Addi-tional Information. Short-term investments may include repurchase agreements with banks or broker-dealers. See "Risk Factors and Special Considerations."

 Certain policies of the Fund, such as purchasing and selling options on stocks, purchasing options on stock indices and purchasing stock index futures contracts and options thereon involve inherently greater investment risk and could result in more volatile price fluctuations. Options, futures contracts and related options are described in "Risk Factors and Special Considerations" and the Statement of Additional Information. The Fund may also invest up to 20% of its total assets in securities of foreign issuers and in investment compa-nies. See "Risk Factors and Special Considerations." Since the Fund may take substantial risks in seeking its goal of capital appreciation, it is not suit-able for investors unable or unwilling to assume such risks.

 GROWTH AND INCOME FUND

 The goal of the Growth and Income Fund is to seek reasonable growth and income through investments in equity securities that provide dividend or interest income, including common and preferred stocks and securities convertible into common and preferred stocks.

 Portfolio securities are selected by MMC using an investment research process blending traditional security analysis and quantitative security selection techniques. Such process includes focusing on securities of companies that MMC believes either: (1) experienced above-average and consistent long-term growth of earnings and have excellent prospects for outstanding future growth in earn-ings; (2) are presently experiencing or expected to have a material increase in profits and sales; (3) are undervalued either in that such securities are sell-ing at prices that do not reflect the current market value of its securities and there is reason to expect realization of this potential in the form of increased equity values or that the potential improving prospects of the secu-rity is not reflected in the price of the security; (4) will experience a fun-damental change in structure that potentially may result in higher earnings; or
(5) will produce new products, new services or new processes. In general, the Fund intends to invest primarily in securities that have yielded a dividend or interest income to security holders within the past twelve months; however, it may invest in non-income producing investments held for anticipated increase in value. There is no assurance that the Fund will be successful in achieving its goal.

 Convertible securities rank senior to common stocks in a corporation's capital structure. They are consequently of higher quality and entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible secu-rity sells above its value as fixed income security. The Fund may purchase con-vertible securities rated Ba or lower by Moody's or BB or lower by S&P or in non-rated securities considered by MMC to be of comparable quality. Although the Fund selects these securities primarily on the basis of their equity char-acteristics, investors should be aware that debt securities rated in these cat-egories are considered high risk securities; the rating agencies consider them speculative, and payment of interest and principal is not considered well assured. To the extent that such convertible securities are acquired by the Fund, there is a greater risk as to the timely payment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher rated convertible securities.

 Although the portfolio turnover rate will not be considered a limiting factor, the Fund does not intend to engage in trading directed at realizing short-term profits. Nevertheless, changes in the portfolio will be made promptly when determined to be advisable by reason of developments not foreseen at the time of the investment decision, and usually without reference to the length of time the security has been held.

 The Fund may hold a portion of its assets in high grade short-term debt secu-rities and high grade corporate or government bonds in order to provide liquid-ity. The amount of assets the Fund may hold for liquidity purposes is based on market conditions and the need to meet redemption requests. Such investment may be increased by the Fund, up to 100% of its assets, when deemed appropriate by MMC for temporary defensive purposes. Short-term investments may include repur-chase agreements with banks or broker-dealers. See "Risk Factors and Special Considerations." The Fund may also invest up to 20% of its total assets in securities of foreign issuers and in investment companies. See "Risk Factors and Special Considerations." The Fund may engage in portfolio management strat-egies and techniques involving options, futures contracts and options on futures. Options, futures contracts and related options are described in "Risk Factors and Special Considerations" and the Statement of Additional Informa-tion.

 GOVERNMENT FUND

 The goal of the Government Fund is to seek high current return consistent with preservation of capital. The Fund invests primarily in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. In order to hedge against changes in interest rates, the Fund may purchase or sell options on U.S. Government securities and engage in transactions involving interest rate futures contracts and options on such contracts. See "Risk Fac-tors and Special Considerations" and the Statement of Additional Information for further discussion. The Fund may invest in repurchase agreements fully col-lateralized by U.S. Government securities. The Fund may also purchase or sell U.S. Government securities on a forward commitment basis. See "Risk Factors and Special Considerations." The Fund is not designed for investors seeking long-term capital appreciation. Shares of the Fund are not insured or guaranteed by the U.S. Government, its agencies or instrumentalities or by any other person or entity. There is no assurance that the Fund will be successful in achieving its goal.

 The Fund may also engage in transactions involving obligations issued or guar-anteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Government (such as Government National Mortgage Association ("GNMA") Certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Government, (c) discretionary authority of the U.S. Gov-ernment agency or instrumentality, or (d) the credit of the instrumentality. Agencies and instrumentalities include, but are not limited to: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mort-gage Association ("FNMA"). The Fund expects in any event that at all times at least 80% of its assets will be invested in U.S. Government securities.

 Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities include: (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance: U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturity of one to ten years), and U.S. Treasury bonds (generally maturities of greater than ten years), including the principal components or the interest components issued by the U.S. Govern-ment under the Separate Trading of Registered Interest and Principal of Securi-ties program (i.e. "STRIPS"), all of which are backed by the full faith and credit of the United States; and (2) obligations issued or guaranteed by U.S. Government agencies or instrumentalities, including government guaranteed mort-gage-related securities, some of which are backed by the full faith and credit of the U.S. Treasury, some of which are supported by the right of the issue to borrow from the U.S. Government and some of which are backed only by the credit of the issuer itself.

 Mortgage loans made by banks, savings and loan institutions, and other lenders are often assembled into pools, which are issued or guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Gov-ernment itself. Interests in such pools are what this Prospectus calls "mort-gage-related securities."

 Mortgage-related securities include, but are not limited to, obligations issued or guaranteed by GNMA, FNMA and the Federal Home Loan Mortgage Corpora-tion ("FHLMC"). GNMA is a wholly owned corporate instrumentality of the United States whose securities and guarantees are backed by the full faith and credit of the United States. FNMA, a federally chartered and privately-owned corpora-tion, and FHLMC, a federal corporation, are instrumentalities of the United States. The securities and guarantees of FNMA and FHLMC are not backed, directly or indirectly, by the full faith and credit of the United States. Although the Secretary of the Treasury of the United States has discretionary authority to lend FNMA up to $2.25 billion outstanding at any time, neither the United States nor any agency thereof is obligated to finance FNMA's or FHLMC's operations or to assist FNMA or FHLMC in any other manner. Securities of FNMA and FHLMC include those issued in principal only or interest only components.

 Mortgage-related securities are characterized by monthly payments to the hold-er, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the securityholders (such as the Fund), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the securityholders frequently receive prepayments of principal, in addition to the principal which is part of the regular monthly payment. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that in times of declining interest rates, some of the Fund's higher yielding securi-ties might be converted to cash, and the Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities. The increased likelihood of prepayment when interest rates decline also limits mar-ket price appreciation of mortgage-related securities. If the Fund buys mort-gage-related securities at a premium, mortgage foreclosures or mortgage prepay-ments may result in a loss to the Fund of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed.

 In general, the prices of debt securities vary inversely with interest rates. If interest rates rise, debt security prices generally fall; if interest rates fall, debt security prices generally rise. In addition, for a given change in interest rates, longer-maturity debt securities fluctuate more in price (gain-ing or losing more in value) than shorter-maturity debt securities, and gener-ally offer higher yields than shorter-maturity debt securities, all other fac-tors, including credit quality, being equal. This potential for a decline in prices of debt securities due to rising interest rates is referred to herein as "market risk." While the Fund has no policy limiting the maturities of the debt securities in which it may invest, MMC seeks to moderate market risk by gener-ally maintaining a portfolio duration within a range of approximately four to six years. Duration is a measure of the expected life of a debt security that was developed as a more precise alternative to the concept of "term to maturi-ty." Duration incorporates a debt security's yield, coupon interest payments, final maturity and call features into one measure.

 Traditionally a debt security's "term to maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "price volatility" of the security). However, "term to maturity" measures only the time until a debt security provides its final payment taking no account of the pattern of the security's payments of interest or principal prior to maturity. Duration measures the length of the time interval between the present and the time when the interest and principal payments are scheduled to be received (or in the case of a callable bond, expected to be received), weighing them by the present value of the cash to be received at each future point in time. In general, the lower the coupon rate of interest or the longer the maturity, or the lower the yield-to-maturity of a debt security, the longer its duration; conversely, the higher the coupon rate of interest, the shorter the maturity or the higher the yield-to-maturity of a debt security, the shorter its duration.

 With respect to some securities, there may be some situations where even the standard duration calculation does not properly reflect the interest rate expo-sure of a security. In these and other similar situations, MMC will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure. The duration is likely to vary from time to time as MMC pursues its strategy of striving to maintain an active balance between seeking to maximize income and endeavoring to maintain the value of the Fund's capital. Thus, the objective of providing high current return consistent with preservation of capital to shareholders is tempered by seeking to avoid undue market risk and thus provide reasonable total return as well as high distributed return. There is, of course, no assur-ance that MMC will be successful in achieving such results for the Fund.

 The Fund generally purchases debt securities at a premium over the principal or face value in order to obtain higher current income. The amount of any pre-mium declines during the term of the security to zero at maturity. Such decline generally is reflected in the market price of the security and thus in the Fund's net asset value. Any such decline is realized for accounting purposes as a capital loss at maturity or upon resale. Prior to maturity or resale, such decline in value could be offset, in whole or part, or increased by changes in the value of the security due to changes in interest rate levels.

 The principal reason for selling call or put options is to obtain, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. By selling options, the Fund reduces its potential for capi-tal appreciation on debt securities if interest rates decline. Thus, if market prices of debt securities increase, the Fund would receive a lower total return from its optioned positions than it would have received if the options had not been sold. The purpose of selling options is intended to improve the Fund's total return and not to "enhance" monthly distributions. During periods when the Fund has capital loss carryforwards, any capital gains generated from such transactions will be retained in the Fund. See "Risk Factors and Special Con-siderations" and the Statement of Additional Information for further discus-sion.

 The purchase and sale of options may result in a high portfolio turnover rate. The Fund's turnover rate is shown in the table of Financial Highlights. See "Risk Factors and Special Considerations" for a discussion of the effect of a Fund's portfolio turnover.

 MUNICIPAL FUND

 The goal of the Municipal Fund is to seek as high a level of current interest income exempt from federal income tax as is consistent with the preservation of capital. Because the value of and yield on municipal bonds fluctuate, there can be no assurance that the Fund's goal will be achieved.

 The Fund seeks to achieve its objective by investing in a diversified portfo-lio of obligations issued by or on behalf of states, territories or possessions of the United States and the District of Columbia and their political subdivi-sions, agencies and instrumentalities, the interest from which, in the opinion of bond counsel for the issuer, is exempt from federal income tax ("Municipal Bonds"). It is a fundamental policy of the Fund under normal conditions to invest at least 80% of its assets in Municipal Bonds which are considered tax-exempt. The Fund does not independently evaluate the tax-exempt status of the Municipal Bonds in which it invests. The Fund invests principally in Municipal Bonds rated at the time of purchase within the three highest grades assigned by Moody's or S&P. Ratings at the time of purchase determine which securities may be acquired, and a subsequent reduction in rating does not require the Fund to dispose of a security. At least 75% of the Fund's total assets will be invested in Municipal Bonds rated "A" or higher. The Fund may invest up to 25% of its total assets in Municipal Bonds rated "Baa" by Moody's or "BBB" by S&P or any non-rated Municipal Bonds having characteristics similar to Municipal Bonds rated "Baa" or "BBB." Municipal Bonds rated BBB or Baa may have speculative characteristics so that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade Municipal Bonds. The market prices of Municipal Bonds generally fluctuate with changes in interest rates so that the value of investments in such securities can be expected to decrease as interest rates rise and increase as interest rates fall. Because investment in lower rated securities involves greater investment risks, achievement of the Fund's goal may be more dependent on MMC's credit analysis than would be the case if the Fund invested only in higher rated securities. Non-rated Municipal Bonds are not necessarily of lower quality than rated Municipal Bonds, but the market for rated Municipal Bonds is often broader. The Fund may seek to hedge against changes in interest rates through transactions in listed futures contracts related to U.S. Government securities, Municipal Bonds or to an index of Munic-ipal Bonds, and options on such contracts. See the Statement of Additional Information for discussion of futures contracts and options.

 On a temporary basis, due to market conditions or pending investment in Munic-ipal Bonds, the Fund may invest up to 100% of its assets in "Temporary Invest-ments" consisting of short-term municipal notes rated MIG 1 through MIG 4 by Moody's or SP-1 or SP-2 by S&P; tax-exempt commercial paper rated P-1 or P-2 in the case of Moody's or A-1 or A-2 by S&P; securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; corporate bonds and debentures; certificates of deposit and bankers' acceptances of domestic banks with assets of $500 million or more and having deposits insured by the Federal Deposit Insurance Corporation; commercial paper and repurchase agreements. The income on corporate bonds and debentures, certificates of deposit and bankers' acceptances, commercial paper and repurchase agreements is taxable. See the Appendix in the Statement of Additional Information for discussion of ratings of commercial paper and bonds.

 The Fund may invest up to 10% of its net assets in illiquid securities which include Municipal Bonds issued in limited placements under which the Fund rep-resents that it is purchasing for investment purposes only, repurchase agree-ments maturing in more than seven days and other securities subject to legal or contractual restrictions on resale. Municipal Bonds acquired in limited place-ments generally may be resold only in a privately negotiated transaction to one or more other institutional investors. Restricted securities are generally pur-chased at a discount from the market price of unrestricted securities of the same issuer. Investments in restricted securities are not readily marketable without some time delay. A Fund position in restricted securities might adversely affect the liquidity and marketability of such securities. Such limi-tations could result in the Fund's inability to realize a favorable price upon disposition, and in some cases might make disposition of such securities at the time desired by the Fund impossible. The 10% limitation applies at the time the purchase commitment is made. See "Risk Factors and Special Considerations."

 Variations in the quality and maturity of the Fund's portfolio investments can be expected to affect the Fund's yield and the degree of market and financial risk to which the Fund is subject. Generally, Municipal Bonds with longer matu-rities tend to produce higher yields and are subject to greater market fluctua-tions as a result of changes in interest rates than Municipal Bonds with shorter maturities and lower yields. The market value of Municipal Bonds gener-ally rises when interest rates decline and falls when interest rates rise. Gen-erally lower rated Municipal Bonds provide a higher yield than higher rated Municipal Bonds of similar maturity but are subject to greater market and financial risk. The Fund is not limited as to the maturities of the Municipal Bonds in which it invests. Such securities may have remaining maturities of up to 30 years or more.

 Municipal Bonds. Municipal Bonds include debt obligations of a state, terri-tory or a possession of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, highways, bridges, schools, hospitals, housing, mass transportation, streets and water and sewer works. Other public purposes for which Municipal Bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. Certain types of Municipal Bonds are issued to obtain funding for privately operated facilities.

 Many new issues of Municipal Bonds are sold on a "when issued" basis. While the Fund has ownership rights to the bonds, the Fund does not have to pay for them until they are delivered, normally 15 to 45 days later. To meet that pay-ment obligation, the Fund sets aside with the custodian sufficient cash or high grade securities equal to the amount that will be due. When the Fund engages in when-issued and delayed delivery transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the trade. Failure of the buyer or seller to do so may result in the Fund missing the opportunity of obtaining a price considered to be advantageous. See "Risk Factors and Special Considerations."

 The yields of Municipal Bonds depend on, among other things, general money market conditions, general conditions of the Municipal Bond market, size of a particular offering, the maturity of the obligation and rating of the issue. The ratings of Moody's and S&P represent their opinions of the quality of the Municipal Bonds they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Municipal Bonds with the same maturity, coupon and rating may have different yields while Municipal Bonds of the same maturity and coupon with different ratings may have the same yield. A description of the ratings is included in the Statement of Additional Information.

 Among the various types of Municipal Bonds are general obligation bonds, reve-nue or special obligation bonds, industrial development bonds, pollution con-trol bonds, variable rate demand notes, and short-term tax-exempt municipal obligations such as tax anticipation notes.

 General obligation bonds are backed by the taxing power of the issuing munici-pality. Revenue bonds are backed by the revenues of a project or facility-- tolls from a toll-bridge, for example. Industrial development revenue bonds are a specific type of revenue bond backed by the credit and security of a private user. The Fund's ability to achieve its goal depends to a great extent on the ability of these various issuers to meet their scheduled payments of principal and interest.

 The Fund considers investments in Municipal Bonds not to be subject to concen-tration policies and may invest a relatively high percentage of its assets in Municipal Bonds issued by entities having similar characteristics. The issuers may be located in the same geographic area or may pay their interest obliga-tions from revenue of similar projects such as hospitals, utility systems and housing finance agencies. This may make the Fund's investments more susceptible to similar economic, political or regulatory occurrences. As the similarity in issuers increases, the potential for fluctuation in the Fund's per share net asset value also increases. The Fund may invest more than 25% of its total assets in industrial development revenue bonds, but it does not intend to invest more than 25% of its assets in industrial development revenue bonds issued for companies in the same industry or state. Sizeable investments in such obligations could involve an increased risk to the Fund should any of such issuers of any such relate projects or facilities experience financial diffi-culties.

 From time to time, proposals have been introduced before Congress for the pur-pose of restricting or eliminating the federal income tax exemption for inter-est on Municipal Bonds. It may be expected that similar proposals may be intro-duced in the future. If any such proposals were to be enacted, the ability of the Fund to pay "exempt-interest" dividends may be adversely affected and the Fund would re-evaluate its investment objective and policies and consider changes in its structure.

 Interest on certain "private-activity bonds" issued after August 7, 1986, is an item of tax preference subject to the alternative minimum tax on individuals and corporations. THE FUND WILL NOT PURCHASE ANY PRIVATE ACTIVITY BONDS SUBJECT TO THE ALTERNATIVE MINIMUM TAX.

 The Omnibus Budget Reconciliation Act of 1993, which was signed into law on August 10, 1993, included certain provisions intended to prevent the conversion of ordinary income into capital gain. One such provision affects tax-exempt securities by requiring that gains on certain debt instruments purchased at a market discount be treated as ordinary income to the extent of the accrued mar-ket discount. The law extends this treatment to market discount bonds issued before July 18, 1984 and to tax-exempt bonds, if the bonds are acquired after April 30, 1993. Such bonds were exempt from the market discount rules under prior law.

RISK FACTORS AND SPECIAL CONSIDERATIONS

 Repurchase Agreements (All Funds). Each Fund may enter into repurchase agree-ments with broker-dealers or domestic banks. A repurchase agreement is a short-term investment in which the purchaser (e.g., the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's hold-ing period. Repurchase agreements involve certain risks in the event of a default by the other party. No Fund will invest in repurchase agreements matur-ing in more than seven days if any such investment, together with any other illiquid securities held by such Fund, exceeds in the case of the Emerging Growth Fund and the International Equity Fund, 15% of the value of the Fund's net assets and, in the case of the Growth Fund, the Growth and Income Fund, the Government Fund and the Municipal Fund 10% of the value of the Fund's net assets. The International Equity Fund may enter into repurchase agreements of up to 25% of its assets but the Fund currently does not expect that it will enter into repurchase agreements on more than 5% of its assets. See the State-ment of Additional Information.

 For the purpose of investing in repurchase agreements, MMC may aggregate the cash that certain funds advised or subadvised by MMC or its affiliates would otherwise invest separately into a joint account. The cash in the joint account is then invested in repurchase agreements and the funds that contributed to the joint account share pro rata in the net revenue generated. MMC believes that the joint account produces efficiencies and economies of scale that may con-tribute to reduced transaction costs, higher returns, higher quality invest-ments and greater diversity of investments for a Fund than would be available to a Fund investing separately. The manner in which the joint account is man-aged is subject to conditions set forth in an SEC exemptive order authorizing this practice, which conditions are designed to ensure the fair administration of the joint account and to protect the amounts in that account.

 Adjusting Investment Exposure (All Funds). The Funds can use various tech-niques to increase or decrease their exposure to changing security prices, interest rates, commodity prices, or other factors that affect security values. These techniques may involve derivative securities such as options, futures contracts, swaps, and forward commitments, all as discussed more fully below.

 Options, Futures and Related Options (All Funds). The Funds expect to utilize options, futures contracts and options thereon in several different ways, depending upon the status of a Fund's portfolio and MMC's expectations concern-ing the securities markets.

 For example, in times of stable or rising security prices, a Fund generally seeks to obtain maximum exposure to the securities markets, i.e., to be "fully invested." Nevertheless, even when a Fund is fully invested, prudent management requires that at least a small portion of assets be available as cash to honor redemption requests and for other short-term needs. A Fund may also have cash on hand that has not yet been invested. The portion of a Fund's assets that is invested in cash equivalents does not fluctuate with security market prices, so that, in times of rising market prices, a Fund may underperform the market in proportion to the amount of cash equivalents in its portfolio. By purchasing futures contracts, however, a Fund can compensate for the cash portion of its assets and obtain equivalent performance to investing 100% of its assets in equity securities.

 If MMC forecasts a market decline, a Fund may take a defensive position, reducing its exposure to the securities markets by increasing its cash posi-tion. By selling futures contracts instead of portfolio securities, a similar result can be achieved to the extent that the performance of the futures con-tracts correlates to the performance of a Fund's portfolio securities. Sale of futures contracts could frequently be accomplished more rapidly and at less cost than the actual sale of securities. Once the desired hedged position has been effected, a Fund could then liquidate securities in a more deliberate man-ner, reducing its futures position simultaneously to maintain the desired bal-ance, or it could maintain the hedged position.

 As an alternative to selling futures contracts, a Fund can purchase puts (or futures puts) to hedge the portfolio's risk in a declining market. Since the value of a put increases as the index declines below a specified level, the portfolio's value is protected against a market decline to the degree the per-formance of the index correlates with the performance of a Fund's investment portfolio. If the market remains stable or advances, a Fund can refrain from exercising the put and its portfolio will participate in the advance, having incurred only the premium cost for the put.

 In many cases, a Fund could achieve results similar to those available from options and futures contracts without investing in the options and futures mar-kets. For example, instead of hedging portfolio securities it owned with options and futures contracts, the Fund could sell the securities and invest the proceeds in money market instruments. In other cases, however, the options and futures markets provide investment or risk management opportunities that are not available from direct investments in securities. In addition, some strategies can be implemented with greater ease and at lower cost by utilizing the options and futures markets.

 The International Equity Fund may enter into futures contracts and options for non-hedging purposes, subject to applicable law. Such transactions may be con-sidered a form of speculation.

 Potential Risks of Options, Futures and Related Options (All Funds). The pur-chase and sale of options and futures contracts involve risks different from those involved with direct investments in underlying securities. While utiliza-tion of options, futures contracts and similar instruments may be advantageous to a Fund, if MMC is not successful in employing such instruments in managing a Fund's investments, a Fund's performance will be worse than if a Fund did not make such investments. In addition, a Fund would pay commissions and other costs in connection with such investments, which may increase a Fund's expenses and reduce its return.

 Each Fund other than the Municipal Fund may write or purchase options in pri-vately negotiated transactions ("OTC Options") as well as listed options. OTC Options can be closed out only by agreement with the other party to the trans-action. Any OTC Option purchased by a Fund will be considered an illiquid secu-rity. Any OTC Option written by a Fund will be with a qualified dealer pursuant to an agreement under which the Fund may repurchase the option at a formula price. Such options will be considered illiquid to the extent that the formula price exceeds the intrinsic value of the option. Each Fund other than the International Equity Fund may not purchase or sell futures contracts or related options for which the aggregate initial margin and premiums exceed 5% of the fair market value of the Fund's assets. The International Equity Fund may enter into transactions in futures contracts and options on futures contracts only
(i) for bona fide hedging purposes (as defined in the regulations of the Com-modity Futures Trading Commission (the "CFTC")), or (ii) for non-hedging pur-poses provided that the aggregate initial margin and premiums on such non-hedg-ing positions does not exceed 5% of the liquidation value of the Fund's assets.

 In order to prevent leverage in connection with the purchase of futures con-tracts thereon by the Fund, appropriate securities as required by the 1940 Act equal to the market value of the obligation under the futures contracts (less any related margin deposits) will be maintained in a segregated account with the Fund's custodian. The Growth Fund, the Growth and Income Fund, the Govern-ment Fund and the Municipal Fund may not invest more than 10% of their net assets in illiquid securities and repurchase agreements which have a maturity of longer than seven days; the Emerging Growth Fund and the International Equity Fund are limited to 15% of their net assets. The successful use of futures and options is dependent upon the ability of MMC to predict changes in interest rates. The daily deposit requirements in futures contracts create an ongoing greater potential financial risk than do option purchase transactions, where the exposure is limited to the cost of the premium for the option. Trans-actions in futures and options on futures for non-hedging purposes involve greater risks and could result in losses which are not offset by gains on other portfolio assets. A more complete discussion of the potential risks involved in transactions involving options or futures contracts and related options, is contained in the Statement of Additional Information.

 Special Risks Associated with Futures Transactions (All Funds). There are sev-eral risks connected with the use of futures contracts as a hedging device. These include the risk of imperfect correlation between movements in the price of the futures contracts and of the underlying securities, the risk of market distortion, the illiquidity risk and the risk of error in anticipating price movement.

 Currency Transactions (International Equity Fund). In order to protect the dollar equivalent value of its portfolio securities against declines resulting from currency value fluctuations and changes in interest rate or other market changes, the Fund may enter into the following hedging transactions: forward foreign currency contracts, interest rate and currency swaps and various futures contracts and related options contracts. The Fund will enter into vari-ous currency transactions, i.e., forward foreign currency contracts, currency swaps, foreign currency or currency index futures contracts and put and call options on such contracts or on currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency for a set price at a future date. A currency swap is an arrangement whereby each party exchanges one currency for another on a particular date and agrees to reverse the exchange on a later date at a specific exchange rate. Forward foreign cur-rency contracts and currency swaps are established in the interbank market con-ducted directly between currency traders (usually large commercial banks or other financial institutions) on behalf of their customers. Futures contracts are similar to forward contracts except that they are traded on an organized exchange and the obligations thereunder may be offset by taking an equal but opposite position to the original contract, with profit or loss determined by the relative prices between the opening and offsetting positions. The Fund may enter into these currency contracts and swaps in primarily the following cir-cumstances to "lock in" the U.S. dollar equivalent price of a security the Fund is contemplating to buy or sell that is denominated in a non-U.S. currency; or to protect against a decline against the U.S. dollar of the currency of a par-ticular country to which the Fund has exposure. The Fund may seek to achieve the same economic result by using from time to time for such hedging a currency different from the one of the given portfolio security as long as, in the view of MMC, such currency is essentially correlated to the currency of the relevant portfolio security based on historic and expected exchange rate patterns.

 Interest Rate Transactions (International Equity Fund). The Fund will enter into various interest rate transactions (i.e., futures contracts in various financial instruments and interest rate related indices, put and call options on such futures contracts and on such financial instruments and interest rate swaps). The Fund will enter into these transactions primarily to " lock-in" a return or spread on a particular investment or portion of its portfolio and to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitment to pay or receive inter-est (e.g., an exchange of floating rate payments for fixed rate payments). The Fund will not enter into an interest rate swap transaction in which its inter-est commitment is greater or measured differently than the interest receivable on specific portfolio securities. Interest rate swaps may be combined with cur-rency swaps to take advantage of rate differentials in different markets on the same or similar securities.

 Market Index Transactions (International Equity Fund). The Fund may enter into various market index contracts (i.e., index futures contracts on particular non-U.S. securities markets or industry segments and related put and call options). These contracts are used primarily to protect the value of the Fund's securities against a decline in a particular market or industry in which it is invested.

 Potential Risks of Currency Transactions, Interest Rate Transactions and Mar-ket Index Transactions (International Equity Fund). The Fund will engage in these transactions primarily as a means to hedge risks associated with manage-ment of its portfolio. All of the foregoing transactions present certain risks. In particular, the variable degree of correlation between price movements of futures contracts and dollar equivalent price movements in the currency or security being hedged creates the possibility that losses on the hedge may be greater than gains in the value of the Fund's securities. In addition, these instruments may not be liquid in all circumstances and are generally closed out by entering into offsetting transactions rather than by disposing of the Fund's obligations. As a result, in volatile markets, the Fund may not be able to close out a transaction without incurring losses. Although the contemplated use of these contracts should tend to minimize the risk of loss due to a decline in the value of the hedged currency or security, at the same time they tend to limit any potential gain which might result from an increase in the value of such currency or security.

 With respect to interest rate swaps, the Fund recognizes that such arrange-ments are relatively illiquid and will include the principal amount of the obligations owed to it under a swap as an illiquid security for purposes of the Fund's investment restrictions except to the extent a third party (such as a large commercial bank) has guaranteed the Fund's ability to offset the swap at any time.

 Securities of Foreign Issuers (All Funds except Government Fund and Municipal
Fund). The International Equity Fund invests at least 65% of its total assets in the equity securities of foreign issuers and the Emerging Growth Fund, the Growth Fund and the Growth and Income Fund may invest up to 20% of the value of their total assets in securities of foreign governments and companies of devel-oped and emerging markets countries.

 Investments in securities of foreign entities and securities denominated in foreign currencies involve risks not typically involved in domestic investment, including fluctuations in foreign exchange rates, future foreign political and economic developments, and the possible imposition of exchange controls or other foreign or United States governmental laws or restrictions applicable to such investments. Since each Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of investments in the portfolio and the accrued income and unrealized appreciation or depreciation of investments. Changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund's assets denominated in that currency and the Fund's yield on such assets.

 Each Fund may also purchase foreign securities in the form of American Deposi-tary Receipts ("ADRs") and European Depositary Receipts ("EDRs") or other secu-rities representing underlying shares of foreign companies. ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrange-ment, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligation and the depositary's transaction fees are paid by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be reliable for an unsponsored ADR as it is for a sponsored ADR. Each Fund may invest in ADRs through both sponsored and unsponsored arrangements. For further information on ADRs and EDRs, investors should refer to the Statement of Additional Information.

 With respect to certain foreign countries, there is the possibility of expro-priation of assets, confiscatory taxation, political or social instability or diplomatic developments which could affect investment in those countries. There may be less publicly available information about a foreign security than about a United States security, and foreign entities may not be subject to account-ing, auditing and financial reporting standards and requirements comparable to those of United States entities. In addition, certain foreign investments made by the Fund may be subject to foreign withholding taxes, which would reduce the Fund's total return on such investments and the amounts available for distribu-tions by the Fund to its shareholders. See "Dividends, Distributions and Tax-es." Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than United States markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. The foreign markets also have dif-ferent clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are not invested and no return is earned thereon. The inability of each Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of port-folio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in pos-sible liability to the purchaser. Costs associated with transactions in foreign securities, including custodial costs and foreign brokerage commissions, are generally higher than with transactions in United States securities. In addi-tion, each Fund will incur cost in connection with conversions between various currencies. There is generally less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there are in the United States. These risks may be intensified in the case of invest-ments in developing or emerging markets. In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatil-ity than those in the United States.

Finally, in the event of a default on any such foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities.

 The Emerging Growth Fund, the International Equity Fund, the Growth Fund and the Growth and Income Fund may invest in the securities of developing coun-tries. A developing country generally is considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity and fixed-income markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of the more mature economics of developed countries; however, such markets often have provided higher rates of return to investors.

 One or more of the risk discussed above could affect adversely the economy of a developing market or a Fund's investments in such a market. In Eastern Europe, for example, upon the accession to power of Communist regimes in the past, the governments of a number of Eastern European countries expropriated a large amount of property. The claims of many property owners against those gov-ernments were never finally settled. There can be no assurance that any invest-ments that the Fund might make in such emerging markets would not be expropri-ated, nationalized or otherwise confiscated at some time in the future. In such an event, the Fund could lose its entire investment in the market involved. Moreover, changes in the leadership or policies of such markets could halt the expansion or reverse the liberalization of foreign investment policies now occurring in certain of these markets and adversely affect existing investment opportunities.

 Forward Commitments (Government Fund). The Fund may purchase or sell U.S. Gov-ernment securities on a "when-issued" or "delayed delivery" basis ("Forward Commitments"). These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place in the future, frequently a month or more after such transactions. The price is fixed on the date of the commitment, and the seller continues to accrue interest on the securities cov-ered by the Forward Commitment until delivery and payment take place. At the time of settlement, the market value of the securities may be more or less than the purchase or sale price.

 The Fund may either settle a Forward Commitment by taking delivery of the securities or may either resell or repurchase a Forward Commitment on or before the settlement date in which event the Fund may reinvest the proceeds in another Forward Commitment. The Fund's use of Forward Commitments may increase its overall investment exposure and thus its potential for gain or loss. When engaging in Forward Commitments, the Fund relies on the other party to complete the transaction; should the other party fail to do so, the Fund might lose a purchase or sale opportunity that could be more advantageous than alternative opportunities at the time of the failure.

 The Fund maintains a segregated account (which is marked to market daily) of appropriate securities as required by the 1940 Act covered by the Forward Com-mitment with the Fund's custodian in an aggregate amount equal to the amount of its commitment as long as the obligation to purchase or sell continues.

 Loans of Portfolio Securities (All Funds). Each Fund may lend portfolio secu-rities to unaffiliated brokers, dealers and financial institutions provided that (a) immediately after any such loan, the value of the securities loaned does not exceed 10% of the total value of that Fund's assets (15% in the case of the Emerging Growth Fund and the International Equity Fund), and (b) any securities loan is collateralized in accordance with applicable regulatory requirements. MMC believes the risk of loss on such transaction is slight, because, if a borrower was to default for any reason, the collateral should satisfy the obligation. See the Statement of Additional Information.

 Variable Rate Demand Notes (Municipal Fund). The Fund may invest in variable rate demand notes ("VRDNs") which are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and which are subject to an unconditional right of demand to receive payment of the principal balance plus accrued interest either at any time or at specified intervals not exceed-ing one year and in either case upon no more than seven days' notice. The interest rates are adjustable at intervals ranging from daily ("floating rate") to up to one year to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjust-ments are typically based upon the prime rate of a bank or some other appropri-ate interest rate adjustment index.

 The Fund may also invest in VRDNs in the form of participation interests ("Participating VRDNs") in variable rate tax-exempt obligations held by a financial institution, typically a commercial bank ("institution"). Participat-ing VRDNs provide the Fund with a specified undivided interest (up to 100%) in the underlying obligation and the right to demand payment of the unpaid princi-pal balance plus accrued interest on the Participating VRDNs from the institu-tion upon a specified number of days' notice, not to exceed seven days. The Fund has an undivided interest in the underlying obligation and thus partici-pates on the same basis as the institution in such obligation except that the institution typically retains fees out of the inter-est paid on the obligation for servicing the obligation and issuing the repur-chase commitment.

 Stand-by Commitments (Municipal Fund). The Fund may acquire stand-by commit-ments with respect to Municipal Bonds held by it. Under a stand-by commitment, a bank or dealer from which Municipal Bonds are acquired agrees to purchase from the Fund, at the Fund's option, the Municipal Bonds at a specified price. Such commitments are sometimes called "liquidity puts."

 The amount payable to the Fund upon its exercise of a stand-by commitment is normally (i) the Fund's acquisition cost of the Municipal Bonds (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. Stand-by commitments generally can be acquired when the remaining maturity of the under-lying Municipal Bonds is not greater than one year, and are exercisable by the Fund at any time before the maturity of such obligations.

 The Fund's right to exercise stand-by commitments is unconditional and unqual-ified. A stand-by commitment generally is not transferable by the Fund, although the Fund can sell the underlying Municipal Bonds to a third party at any time.

 The Fund expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund will not exceed one-half of one percent of the value of the Fund's total asses calculated immediately after each stand-by commitment is acquired. The Fund intends to enter into stand-by commitments only with banks and dealers which, in MMC's opinion, present minimal credit risks.

 The Fund would acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valua-tion of the underlying Municipal Bonds which would continue to be valued in accordance with the method of valuation employed by the Fund. Stand-by commit-ments acquired by the Fund would be valued at zero in determining net asset value. Where the Fund paid any consideration directly or indirectly for a stand-by commitment, the cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Fund.

 Delayed Delivery and When-Issued Securities (Municipal Fund). Municipal Bonds may at times be purchased or sold on a "delayed delivery" or a "when issued" basis. These transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future, often a month or more after the purchase. The payment obligation and the interest rate are each fixed at the time the Fund enters into the commitment. The Fund will only make commitments to purchase such securities with the intention of actually acquir-ing the securities, but the Fund may sell these securities prior to settlement date if it is deemed advisable. Purchasing Municipal Bonds on a when-issued basis involves the risk that the yields available in the market when the deliv-ery takes place may actually be higher than those obtained in the transaction itself; if yields so increase, the value of the when-issued obligation will generally decrease. The Fund maintains a separate account at its custodian bank consisting of appropriate securities as required by the 1940 Act (valued on a daily basis) equal to all times to the amount of any when-issued commitment.

 Restricted Securities (All Funds). The Emerging Growth Fund and the Interna-tional Equity Fund may each invest up to 15% of their net assets in restricted securities and other illiquid assets and the Growth Fund, the Growth and Income Fund, the Government Fund and the Municipal Bond Fund may each invest up to 5% of their net assets. As used herein, restricted securities are those that have been sold in the United States without registration under the Securities Act of 1933 and are thus subject to restrictions on resale. Excluded from the limita-tion, however, are any restricted securities which are eligible for resale pur-suant to Rule 144A under the Securities Act of 1933 and which have been deter-mined to be liquid by the Trustees or by MMC pursuant to board-approved guide-lines. The determination of liquidity is based on the volume of reported trad-ing in the institutional secondary market for each security. This investment practice could have the effect of increasing the level of illiquidity in each Fund to the extent that qualified institutional buyers become for a time unin-terested in purchasing these restricted securities. These difficulties and delays could result in a Fund's inability to realize a favorable price upon disposition of restricted securities, and in some cases might make disposition of such securities at the time desired by the Fund impossible. Since market quotations are not readily available for restricted securities, such securities will be valued by a method that the Trustees believe accurately reflects fair value.

 Notwithstanding the foregoing, due to various state regulations, the Emerging Growth Fund and the International Equity Fund will not invest more than 10% of each Fund's net assets in restricted securities; restricted securities eligible for resale pursuant to Rule 144A are not included within this limitation. In the event that the Fund's shares cease to be qualified under the laws of such states or if such regulations are amended or otherwise cease to be operative, the Funds would not be subject to this 10% restriction.

 Portfolio Turnover (All Funds). Each Fund may purchase or sell securities without regard to the length of time the security has been held and thus may experience a high rate of portfolio turnover. A 100% turnover rate would occur, for example, if all the securities in a portfolio were replaced in a period of one year. Under certain market conditions, the Growth Fund and the Government Fund may experience a high rate of portfolio turnover. This may occur, for example, if the Fund writes a substantial number of covered call options and the market prices of the underlying securities appreciate. The rate of portfo-lio turnover is not a limiting factor when MMC deems it desirable to purchase or sell securities or to engage in options transactions. The annual turnover rates of the Growth Fund, the Government Fund and the Municipal Bond Fund are not expected to exceed 400%; and the annual turnover rates of the Emerging Growth Fund, the International Equity Fund and the Growth and Income Fund are not expected to exceed 100%. High portfolio turnover involves correspondingly greater transaction costs, including any brokerage commissions, which are borne directly by the respective Fund and may increase the recognition of short-term, rather than long-term, capital gains if securities are held for one year or less and may be subject to applicable income taxes. See "Dividends, Distribu-tions and Taxes."

 Portfolio Transactions and Brokerage Practices (All Funds). MMC is responsible for the placement of orders for the purchase and sale of portfolio securities for the Series and the negotiation of brokerage commissions on such transac-tions. Brokerage firms are selected on the basis of their professional capabil-ity for the type of transaction and the value and quality of execution services rendered on a continuous basis. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Smith Barney and Robinson Humphrey, Inc. ("Robinson Humphrey"). Smith Barney and Robinson Humphrey may be considered affiliated persons of PFS because they are each an indirect subsidiary of Travelers Group Inc. ("Travelers"). Smith Barney and Robinson Humphrey are subject to SEC regulations which state that to effect any such transaction, the commissions, fees or other remuneration received by Smith Barney and Robinson Humphrey must be reasonable and fair compared to the com-missions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities, futures or options on futures being purchased or sold on an exchange during a comparable period of time. This standard would allow Smith Barney and Robinson Humphrey to receive no more than the remuneration that would be expected to be received by an unaf-filiated broker in a commensurate arms-length transaction. Furthermore, the Trustees of the Series, including a majority of the Trustees who are not "in-terested" Trustees, have adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to Smith Barney and Robinson Humphrey are consistent with the foregoing standard. Brokerage transactions with Smith Barney and Robinson Humphrey are also subject to such fiduciary standards as may be imposed upon Smith Barney and Robinson Humphrey by applicable law. U.S. Government securities in which the Series invests are traded in the over-the-counter market. Such securities are generally traded on a net basis with a dealer acting as principal for its own account without a stated commission, although the prices of the securities usually include a profit to the dealer. MMC is authorized to place portfolio transactions with broker-dealers participating in the distribution of shares of the Series if it reasonably believes that the quality of the execution and any commission are comparable to that available from other qualified firms. MMC is authorized to pay higher commissions to brokerage firms that provide it with investment and research information than to firms which do not provide such service if they determine that such commissions are reasonable in relation to the overall serv-ices provided. The information received may be used by MMC in managing the assets of other advisory accounts managed by MMC as well as in the management of the assets of the Series.


 Short Sales Against the Box (Emerging Growth Fund, International Equity Fund, Growth Fund and Growth and Income Fund). Each Fund may from time to time make short sales of securities it owns or has the right to acquire through conver-sion or exchange of other securities it owns. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short. In a short sale, the Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. The Fund is said to have a short position in the secu-rities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. The Fund may not make short sales or maintain a short position if to do so would cause more than 25% of its total assets, taken at market value, to be held as collateral for such sales.

 To secure its obligation to deliver the securities sold short, the Fund will deposit in escrow in a separate account with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Fund may close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by deliv-ering securities already held by the Fund, because the Fund may want to con-tinue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short. However, the Fund will not purchase and deliver new securities to satisfy its short order if such purchase and sale would cause the Fund to derive more than 30% of its gross income from the sale of securities held for less than three months.

 Leverage (International Equity Fund). The Fund may borrow from banks, on a secured or unsecured basis, up to 25% of the value of its assets. If the Fund borrows and uses the proceeds to make additional investments, income and appre-ciation from such investments will improve its performance if they exceed the associated borrowing costs but impair its performance if they are less than such borrowing costs. This speculative factor is known as "leverage."

 Leverage creates an opportunity for increased returns to shareholders of the Fund but, at the same time, creates special risk considerations. For example, leverage may exaggerate changes in the net asset value of the Fund's shares and in the Fund's yield. Although the principal or stated value of such borrowings will be fixed, the Fund's assets may change in value during the time the bor-rowing is outstanding. Leverage will create interest or dividend expenses for the Fund which can exceed the income from the assets retained. To the extent the income or other gain derived from securities purchased with borrowed funds exceed the interest or dividends the Fund will have to pay in respect thereof, the Fund's net income or other gain will be greater than if leverage had not been used. Conversely, if the income or other gain from the incremental assets is not sufficient to cover the cost of leverage, the net income or other gain of the Fund will be less than if leverage had not been used. If the amount of income from the incremental securities is insufficient to cover the cost of borrowing, securities might have to be liquidated to obtain required funds. Depending on market or other conditions, such liquidations could be disadvanta-geous to the Fund.

 Year 2000. (All Funds). The investment management services provided to each Fund by MMC and the services provided to shareholders by PFS, the Series' Dis-tributor, depend on the smooth functioning of their computer systems. Many com-puter software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on each Fund's opera-tions, including the handling of securities trades, pricing and account servic-es. MMC and PFS have advised each Fund that they have been reviewing all of their computer systems and actively working on necessary changes to their sys-tems to prepare for the year 2000 and expect that their systems will be compli-ant before that date. In addition, MMC has been advised by each Fund's custodi-an, transfer agent and accounting service agent that they are also in the proc-ess of modifying their systems with the same goal. There can, however, be no assurance that MMC, PFS or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Fund services at that time.


VALUATION OF SHARES

 Each Fund's net asset value per share is determined as of the close of regular trading on the NYSE on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to each Class by the total number of shares of the Class outstanding.

 Generally, the Fund's investments are valued at market value or, in the absence of a market value with respect to any securities, at fair value as determined by or under the direction of the Series Board of Trustees. Portfolio securities that are traded primarily on a domestic stock exchange are valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Over-the-counter securities are valued on the basis of the bid price at the close of business on each day. Investments in U.S. government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market. Short-term investments that mature in 60 days or less are valued at amortized cost whenever the Trustees determine that amortized cost reflects fair value of those investments. An option generally is valued at the last sale price or, in the absence of the last sale price, the last offer price. The value of a futures contract equals the unrealized gain or loss on the contract, which is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity or if the underlying securities market experiences significant price fluctuations after the determination of the settlement price. In such event, the futures contract will be valued at a fair market price to be determined by or under the direction of the Board of Trustees. Further informa-tion regarding the Series's valuation policies with respect to the Fund is con-tained in the Statement of Additional Information.

DIVIDENDS, DISTRIBUTIONS AND TAXES

 Unless the shareholder instructs otherwise, all dividends and capital gain distributions of each Fund are automatically reinvested in additional shares of the same class of such Fund. Dividends and distributions paid by a Fund have the effect of reducing the net asset value per share on the record date by the amount of the dividend or distribution. Therefore, a dividend or distribution paid shortly after a purchase of shares by an investor would represent, in sub-stance, a return of capital to the shareholder (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes, as dis-cussed below.

 Dividends and Distributions of the Emerging Growth Fund, the International Equity Fund and the Growth Fund. It is each Fund's policy to distribute sub-stantially all its net investment income (that is, its income other than its net realized capital gains) and net realized capital gains,if any, once a year, normally at the end of the year in which earned or at the beginning of next year.

 Dividends and Distributions of the Growth and Income Fund. The Fund's policy is to distribute its net investment income (that is, its income other than its net realized capital gains) quarterly, and to declare and pay its net realized capital gains, if any, once a year, normally at the end of the year in which earned or at the beginning of the next year.

 Dividends and Distributions of the Government Fund. The Fund declares and pays monthly income dividends (that is, its income other than net realized capital gains) on shares of the Fund and declares and pays its net realized capital gains, if any, once a year, normally at the end of the year in which earned or at the beginning of next year.

 In computing interest income, the Fund does not amortize debt discount or pre-miums resulting from the purchase of debt securities. Thus in the case of U.S. Government securities purchased at a premium, interest income is greater than it would be if the premium was amortized.

 Dividends and Distributions of the Municipal Fund. The Fund declares and pays monthly income dividends (that is, its income other than net realized capital gains) on shares of the Fund and declares and pays its net realized capital gains, if any, once a year, normally at the end of the year in which earned or at the beginning of next year.

 Net long-term gains realized from transactions in futures and related options transactions may be paid out more frequently (with short-term gains) as may be determined from time to time by the Trustees, but only after appropriate regu-latory approval is first obtained. There is no assurance that such regulatory approval will be obtained.

 In order to avoid the application of a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gains, the Fund may make an additional distribution shortly before December 31 in each year of any undistributed ordinary income or capital gains and expects to pay any other dividends and distributions necessary to avoid the application of this tax.

 The per share dividends on Class B shares of a Fund may be lower than the per share dividends on Class A shares principally as a result of the distribution fee applicable with respect to Class B shares. Distributions of capital gains, if any, will be in the same amount for Class A and Class B shares.

 Taxes. Each Fund has qualified and intends to qualify as a "regulated invest-ment company" under the Code. By so qualifying and by distributing all of its net investment income and net realized capital gains within the time periods specified in the Code, each Fund would not be required to pay any federal income tax. Dividends from net investment income and distributions from any net realized short-term capital gains are taxable to shareholders as ordinary income. All such dividends are taxable to the shareholder whether or not rein-vested in shares. However, shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them.

 In addition, the Municipal Fund intends to invest in sufficient Municipal Bonds to permit payment of "exempt-interest dividends" (as defined in the Code). Dividends paid by the Fund from the net tax-exempt interest earned from Municipal Securities qualify as exempt-interest dividends if, at the close of each quarter of the fiscal year, at least 50% of the value of the total assets of the Fund consists of Municipal Bonds. See "Federal Tax Information" in the Statement of Additional Information.

 Exempt-interest dividends paid to shareholders are not includable in the shareholder's gross income for federal income tax purposes. The percentage of the total dividends paid by the Fund during any taxable year that qualify as exempt-interest dividends will be the same for all shareholders of the Fund receiving dividends during such year.

 Dividends and interest received by the Emerging Growth Fund, the International Equity Fund, the Growth Fund and the Growth and Income Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known. Such foreign taxes would reduce the income of the Fund distributed to share-holders.

 If, at the end of the International Equity Fund's taxable year, more than 50% of the value of its total assets consists of stock or securities of foreign corporations, the Fund may make an election pursuant to which foreign income taxes paid by it will be treated as paid directly by its shareholders. The Fund will make this election only if it deems the election to be in the best inter-ests of its shareholders, and will notify shareholders in writing each year if it makes the election and the amount of foreign taxes to be treated as paid by the shareholders. If the Fund makes such an election, the amount of such for-eign taxes would be included in the income of shareholders, and a shareholder other than a foreign corporation or non-resident alien individual could claim either a credit or, provided the shareholder itemizes deductions, a deduction for U.S. federal income tax purposes for such foreign taxes. Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to the limitation that the credit may not exceed the shareholders' U.S. tax (determined without regard to the availability of the credit) attributed to their total foreign source taxable income. For this pur-pose, the portion of dividends and distributions paid by the Fund from its for-eign source income will be treated as foreign source income. The Fund's gains and losses from the sale of securities and from certain foreign currency gains and losses will generally be treated as derived from U.S. sources. The limita-tion on the foreign tax credit is applied separately to foreign source "passive income," such as the portion of dividends received from the Fund that qualifies as foreign source income. In addition, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations and individuals. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign income taxes paid by the Fund.

 The foregoing is a brief summary of some of the federal income tax considera-tions affecting the Series and its investors who are U.S. residents or U.S. corporations. Investors should consult their tax advisors for more detailed tax advice including state and local tax considerations. Foreign investors should consult their own counsel for further information as to the U.S. and their country of residence or citizenship tax consequences of receipt of dividends and distributions from the Series.

 Shareholders are notified annually of the federal tax status of dividends and capital gains distributions, including information as to the portion (including short-term capital gains) taxable as ordinary income, and the portion taxable as long-term capital gains. TO AVOID BEING SUBJECT TO A 31% FEDERAL BACKUP WITHHOLDING ON DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, SHAREHOLDERS MUST FURNISH THE FUND WITH THEIR CORRECT TAXPAYER IDENTIFICATION NUMBER. Share-holders are urged to consult their tax advisers with specific reference to their own tax situation.

 State and Local Taxes. The exemption of interest income for federal income tax purposes may not result in similar exemptions under the laws of a particular state or local taxing authority. Income distributions may be taxable to share-holders under state or local law as dividend income even though a portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes. It is rec-ommended that shareholders consult their tax advisers for information in this regard. The Municipal Fund will report annually to its shareholders the per-centage and source, on a state-by-state basis, of interest income earned on Municipal Bonds held by the Fund during the preceding year. Distributions paid by the Fund from sources other than tax-exempt interest are generally subject to taxation at the state and local levels.

 Tax Treatment of Options and Futures Transactions. Gains or losses on each Fund's transactions in certain listed options (except certain equity options) on securities or indices, futures or options on futures generally are treated as 60% long-term and 40% short-term, and positions held by a Fund at the end of its fiscal year generally are required to be marked to market, with the result that unrealized gains and losses are treated as though they were realized. Gains and losses realized by a Fund on transactions in over-the-counter options generally are short-term capital gains or losses unless the option is exercised in which case the character of the gain or loss is determined by the holding period of the underlying security. The Code contains certain "straddle" rules which require deferral of losses incurred in certain transactions involving hedged positions to the extent a Fund has unrealized gains in offsetting posi-tions and generally terminate the holding period of the subject position. Addi-tional information is set forth in the Statement of Additional Information.

PURCHASE OF SHARES


 GENERAL

 Each Fund offers two Classes of shares to investors purchasing through PFS Investments Registered Representatives. Class A shares are sold to investors with an initial sales charge and Class B shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemptions. As of May 20, 1996, all of the previously outstanding shares of the Growth Fund, the Growth and Income Fund, the Government Fund, and the Municipal Fund were redesignated as Class 1 shares without any other changes, and Class A and Class B shares were authorized for issuance. As of May 20, 1996, Class 1 shares were authorized for issuance for the Emerging Growth Fund and the International Equity Fund. Each Fund offers Class 1 shares only to Eligible Class 1 Purchas-ers. Each class of shares represents an interest in the same portfolio of investments of a Fund. See "Prospectus Summary--Alternative Purchase Arrange-ments" for a discussion of factors to consider in selecting which Class of shares to purchase.

 Initial purchases of shares of each Fund of the Series must be made through a PFS Investments Registered Representative by completing the appropriate appli-cation found in this Prospectus. The completed application should be forwarded to the Sub-Transfer Agent, 3100 Breckinridge Blvd., Bldg. 200, Duluth, Georgia 30199-0062. Checks drawn on foreign banks must be payable in U.S. dollars and have the routing number of the U.S. bank encoded on the check. Subsequent investments may be sent directly to the Sub-Transfer Agent.

 Investors in Class A and Class B shares may open an account by making an ini-tial investment of at least $1,000 for each account in each Class (except for Systematic Investment Plan accounts), or $250 for an IRA or a Self-Employed Retirement Plan in a Fund. Subsequent investments of at least $50 may be made for each Class. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A and Class B shares and the subsequent investment requirement for each Class in a Fund is $25. For each Fund's Systematic Invest-ment Plan, the minimum initial investment requirement for Class A and Class B shares and the subsequent investment requirement for each Class is $25. There are no minimum investment requirements in Class A shares for employees of Trav-elers and its subsidiaries, including Smith Barney, Directors or Trustees of any of the Smith Barney Mutual Funds, and their spouses and children. The Series reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the Sub-Transfer Agent. Share certificates are issued only upon a shareholder's written request to the Sub-Transfer Agent. A shareholder who has insufficient funds to complete any purchase, will be charged a fee of $25 per returned purchase by PFS or the Sub-Transfer Agent.

 Purchase orders received by the Sub-Transfer Agent prior to the close of regu-lar trading on the NYSE, on any day a Fund calculates its net asset value, are priced according to the net asset value determined on that day.

 SYSTEMATIC INVESTMENT PLAN

 Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, the Sub-Transfer Agent is authorized through preau-thorized transfers of $25 or more to charge the regular bank account or other financial institution indicated by the shareholder on a monthly basis to pro-vide systematic additions to the shareholder's Fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by PFS or the Sub-Transfer Agent. A shareholder who places a stop payment on a transfer or the transfer is returned because the account has been closed, will also be charged a fee of $25 by PFS or the Sub-Transfer Agent.

 INITIAL SALES CHARGE ALTERNATIVE -- CLASS A SHARES

 The sales charges applicable to purchases of Class A shares of the Emerging Growth Fund, International Equity Fund, Growth Fund and Growth and Income Fund are as follows:

                                SALES CHARGE
                       ---------------------------------       DEALERS'
                            % OF             % OF         REALLOWANCE AS % OF
AMOUNT OF INVESTMENT   OFFERING PRICE   AMOUNT INVESTED     OFFERING PRICE
-----------------------------------------------------------------------------
Less than  $ 25,000         5.00%            5.26%               4.50%
$ 25,000 -  49,999          4.00             4.17                3.60
  50,000 -  99,999          3.50             3.63                3.15
 100,000 - 249,999          3.00             3.09                2.70
 250,000 - 499,999          2.00             2.04                1.80
 500,000 and over            *                 *                   *
-----------------------------------------------------------------------------

 The sales charges applicable to purchases of Class A shares of the Government Fund and the Municipal Fund are as follows:

                                SALES CHARGE
                       ---------------------------------       DEALERS'
                            % OF             % OF         REALLOWANCE AS % OF
AMOUNT OF INVESTMENT   OFFERING PRICE   AMOUNT INVESTED     OFFERING PRICE
-----------------------------------------------------------------------------
Less than  $ 25,000         4.50%            4.71%               4.05%
$ 25,000 -  49,999          4.00             4.17                3.60
  50,000 -  99,999          3.50             3.63                3.15
 100,000 - 249,999          2.50             2.56                2.25
 250,000 - 499,999          1.50             1.52                1.35
 500,000 and over            *                 *                   *
-----------------------------------------------------------------------------

* Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The CDSC on Class A shares is payable to PFS, which in turn, pays PFS Investments to compensate its Registered Representatives whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applica-ble to Class B shares is waived. See "Deferred Sales Charge Alternatives" and "Waivers of CDSC."

 Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Series as defined in the Securities Act of 1933, as amended.

 The reduced sales charges shown above apply to the aggregate of purchases of Class A Shares of a Fund made at one time by "any person", which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

 INITIAL SALES CHARGE WAIVERS

 Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales of Class A shares to (i) Board members and employees of Travelers and its subsidiaries and any of the Smith Barney Mutual Funds (including retired Board Members and employees); the imme-diate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons; and (ii) employees of members of the National Associa-tion of Securities Dealers, Inc., provided such sales are made upon the assur-ance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase;
(b) offers of Class A shares to any other investment company to effect the com-bination of such company with the Fund by merger, acquisition of assets or oth-erwise; (c) purchases by shareholders who have redeemed Class A shares in a Fund (or Class A shares of another fund of the Smith Barney Mutual Funds that are sold with a maximum sales charge equal to or greater than the maximum sales charge of the Fund) and who wish to reinvest their redemption proceeds in the Fund, provided the reinvestment is made within 60 calendar days of the redemp-tion; (d) purchases by accounts managed by registered investment advisory sub-sidiaries of Travelers; (e) sales through PFS Investments Registered Represent-atives where the amounts invested represent the redemption proceeds from investment companies, on the condition that (i) the redemption has occurred no more than 60 days prior to the purchase of the shares, (ii) the shareholder paid an initial sales charge on such redeemed shares and (iii) the shares redeemed were not subject to a deferred sales charge; (f) direct rollovers by plan participants of distributions from a 401(k) plan enrolled in the Smith Barney 401(k) Program (note: subsequent investments will be subject to the applicable sales charge; (g) purchases by separate accounts used to fund cer-tain unregistered variable annuity contracts; and (h) purchases by investors participating in a Smith Barney fee based arrangement. PFS Investments may pay its Registered Representatives an amount equal to 0.40% of the amount invested if the purchase represents redemption proceeds from an investment company dis-tributed by an entity other than PFS. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

 In addition, Class A shares of the Funds may be purchased at net asset value by the PFS Primerica Corporation Savings and Retirement Plan (the "Primerica Plan") for its participants, subject to the provisions of the Employee Retire-ment Income Security Act of 1974, as amended ("ERISA"). Class A shares so pur-chased are purchased for investment purposes and may not be resold except by redemption or repurchase by or on behalf of the Primerica Plan. Class A shares are also offered at net asset value to accounts opened for shareholders by PFS Investments Registered Representatives where the amounts invested represent the redemption proceeds from investment companies distributed by an entity other than PFS, if such redemption has occurred no more than 60 days prior to the purchase of shares of the Series, and the shareholder paid an initial sales charge and was not subject to a deferred sales charge on the redeemed account. Class A shares are offered at net asset value to such persons because of antic-ipated economies in sales efforts and sales related expenses. The Series may terminate, or amend the terms of, offering shares of the Series at net asset value to such persons at any time. PFS may pay PFS Investments Registered Rep-resentatives through whom purchases are made at net asset value an amount equal to 0.40% of the amount invested if the purchase represents redemption proceeds from an investment company distributed by an entity other than PFS. Contact the Sub-Transfer Agent at (800) 544-5445 for further information and appropriate forms.

 VOLUME DISCOUNTS

 The "Amount of Investment" referred to in the sales charge table set forth above under "Initial Sales Charge Alternative--Class A Shares" includes the purchase of Class A shares in a Fund and of other funds sponsored by Smith Bar-ney that are offered with a sales charge listed under "Exchange Privilege." A person eligible for a volume discount includes: an individual; members of a family unit comprising a husband, wife and minor children; a trustee or other fiduciary purchasing for a single fiduciary account including pension, profit-sharing and other employee benefit trusts qualified under Section 401(a) of the Code; or multiple custodial accounts where more than one beneficiary is involved if purchases are made by salary reduction and/or payroll deduction for qualified and nonqualified accounts and transmitted by a common employer enti-ty. Employer entity for payroll deduction accounts may include trade and craft associations and any other similar organizations.

 LETTER OF INTENT

 A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13-month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes purchases of all Class A shares of each Fund and other Smith Barney Mutual Funds offered with a sales charge over a 13-month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13-month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applica-ble to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a PFS Investments Registered Representative to obtain a Letter of Intent application.

 DEFERRED SALES CHARGE ALTERNATIVES

 CDSC Shares are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in a Fund. A CDSC, however, may be imposed on certain redemptions of these shares. "CDSC Shares" are: (i) Class B shares and
(ii) Class A shares that were purchased without an initial sales charge but subject to a CDSC.

 Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of Fund assets; (b) reinvestment of dividends or capital gain distributions;
(c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class A shares that are CDSC Shares, shares redeemed more than 12 months after their purchase.

 Class A shares that are CDSC Shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a pur-chase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Smith Barney state-ment month. The following table sets forth the rates of the charge for redemp-tions of Class B shares by shareholders.

                                     CDSC
                      APPLICABLE TO EMERGING GROWTH FUND,           CDSC
YEARS SINCE PURCHASE   INTERNATIONAL EQUITY FUND, GROWTH  APPLICABLE TO GOVERNMENT
PAYMENT WAS MADE        FUND AND GROWTH AND INCOME FUND   FUND AND MUNICIPAL FUND
----------------------------------------------------------------------------------
     First                           5.00%                          4.50%
     Second                          4.00                           4.00
     Third                           3.00                           3.00
     Fourth                          2.00                           2.00
     Fifth                           1.00                           1.00
     Sixth and
     thereafter                      0.00                           0.00
----------------------------------------------------------------------------------

 Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such pro-portion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder. See "Prospectus Summary--Alternative Purchase Arrangements--Class B Shares Conversion Feature."

 Class B shares of a Fund purchased prior to December 31, 1997 and subsequently redeemed will remain subject to the CDSC at the rates applicable at the time of purchase.

 In determining the applicability of any CDSC or the conversion feature described above, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purpos-es, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to PFS.

 To provide an example, assume an investor purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 addi-tional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount that represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

 WAIVERS OF CDSC

 The CDSC will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see "Automatic Cash Withdrawal Plan"); (c) redemptions of shares within twelve months following the death or disability of the shareholder; (d) redemption of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a share-holder who has redeemed shares from other Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemp-tion.

 CDSC waivers will be granted subject to confirmation by PFS of the sharehold-er's status or holdings, as the case may be.

 CLASS 1 SHARES

 Class 1 shares are offered to Eligible Class 1 Share Purchasers at the next determined net asset value plus a sales charge, as set forth below.

EMERGING GROWTH FUND, INTERNATIONAL EQUITY FUND, GROWTH FUND AND GROWTH AND INCOME FUND

                                                                         REALLOWED
                                                                          TO PFS
                                                                        INVESTMENTS
                                         AS % OF         AS % OF        (AS A % OF
                                        NET AMOUNT       OFFERING        OFFERING
SIZE OF INVESTMENT                       INVESTED         PRICE           PRICE)*
-----------------------------------------------------------------------------------
Less than $10,000                          9.29%           8.50%           7.00%
$   10,000 but less than $   25,000        8.40%           7.75%           6.25%
$   25,000 but less than $   50,000        6.38%           6.00%           5.00%
$   50,000 but less than $  100,000        4.71%           4.50%           3.75%
$  100,000 but less than $  250,000        3.63%           3.50%           3.00%
$  250,000 but less than $  400,000        2.56%           2.50%           2.00%
$  400,000 but less than $  600,000        2.04%           2.00%           1.60%
$  600,000 but less than $5,000,000        1.01%           1.00%           0.75%
$5,000,000 or more                         0.25%           0.25%           0.20%
-----------------------------------------------------------------------------------

Government Fund

                                                                         REALLOWED
                                                                          TO PFS
                                                                        INVESTMENTS
                                         AS % OF         AS % OF        (AS A % OF
                                        NET AMOUNT       OFFERING        OFFERING
SIZE OF INVESTMENT                       INVESTED         PRICE           PRICE)*
-----------------------------------------------------------------------------------
Less than $25,000                          7.24%           6.75%           6.00%
$   25,000 but less than $   50,000        6.10%           5.75%           5.00%
$   50,000 but less than $  100,000        4.44%           4.25%           3.50%
$  100,000 but less than $  250,000        3.63%           3.50%           2.75%
$  250,000 but less than $  500,000        2.56%           2.50%           2.00%
$  500,000 but less than $1,000,000        2.04%           2.00%           1.60%
$1,000,000 but less than $2,500,000        1.01%           1.00%           0.75%
$2,500,000 but less than $5,000,000        0.50%           0.50%           0.40%
$5,000,000 or more                         0.25%           0.25%           0.20%
-----------------------------------------------------------------------------------

Municipal Bond Fund

                                                                         REALLOWED
                                                                          TO PFS
                                                                        INVESTMENTS
                                         AS % OF         AS % OF        (AS A % OF
                                        NET AMOUNT       OFFERING        OFFERING
SIZE OF INVESTMENT                       INVESTED         PRICE           PRICE)*
-----------------------------------------------------------------------------------
Less than $100,000                         4.99%           4.75%           4.25%
$  100,000 but less than $  250,000        3.90%           3.75%           3.25%
$  250,000 but less than $  500,000        3.09%           3.00%           2.50%
$  500,000 but less than $1,000,000        2.04%           2.00%           1.60%
$1,000,000 but less than $2,500,000        1.01%           1.00%           0.75%
$2,500,000 but less than $5,000,000        0.50%           0.50%           0.40%
$5,000,000 or more                         0.25%           0.25%           0.20%
-----------------------------------------------------------------------------------

* Additionally, PFS will pay to PFS Investments a promotional fee calculated as a percentage of the sales charge reallowed to PFS Investments. The percentage used in the calculation is 3%.

 PFS Investments may be deemed to be an underwriter for purposes of the Securi-ties Act of 1933. From time to time, PFS or its affiliates may also pay for certain non-cash sales incentives provided to PFS Investments Registered Repre-sentatives. Such incentives do not have any effect on the net amount invested. In addition to the reallowances from the applicable public offering price described above, PFS may, from time to time, pay or allow additional reallowances or promotional incentives, in the form of cash or other compensa-tion to PFS Investments Registered Representatives that sell shares of the Series.

 Class 1 shares of the Series may be purchased at net asset value by the Primerica Plan for Eligible Class 1 Purchasers participating in the Primerica Plan, subject to the provisions of ERISA. Shares so purchased are purchased for investment purposes and may not be resold except by redemption or repurchase by or on behalf of the Primerica Plan. Class 1 Shares are also offered at net asset value to accounts opened for shareholders by PFS Investments Registered Representatives where the amounts invested represent the redemption proceeds from investment companies distributed by an entity other than the PFS, if such redemption has occurred no more than 60 days prior to the purchase of shares of the Series and the shareholder paid an initial sales charge and was not subject to a deferred sales charge on the redeemed account. Shares are offered at net asset value to such persons because of anticipated economies in sales efforts and sales related expenses. The Series may terminate, or amend the terms of, offering shares of the Series at net asset value to such persons at any time. PFS may pay PFS Investment Registered Representatives through whom purchases are made at net asset value an amount equal to 0.40% of the amount invested if the purchase represents redemption proceeds from an investment company distrib-uted by an entity other than the PFS. Contact the Sub-Transfer Agent at (800) 544-5445 for further information and appropriate forms.

 Investors purchasing Class 1 shares may under certain circumstances be enti-tled to reduced sales charges. The circumstances under which such investors may pay reduced sales charges are the same as those described above under "Pur-chases of Shares--"Volume Discounts" and "Letter of Intent."

EXCHANGE PRIVILEGE

 Shares of each class of a Fund may be exchanged at the net asset value next determined for shares of the same class in the following funds, to the extent shares are offered for sale in the shareholder's state of residence, except, however, for exchanges of Class 1 shares into a fund which does not offer Class 1 shares which, may be made for Class A shares of such fund. Exchanges are sub-ject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.

 FUND NAME

 .Concert Peachtree Growth Fund

 .Concert Social Awareness Fund

 .Smith Barney Appreciation Fund Inc.

 .Smith Barney Concert Allocation Series Inc.--Balanced Portfolio

 .Smith Barney Concert Allocation Series Inc.--Conservative Portfolio

 .Smith Barney Concert Allocation Series Inc.-- Growth Portfolio

 .Smith Barney Concert Allocation Series Inc.--High Growth Portfolio

 .Smith Barney Concert Allocation Series Inc.--Income Portfolio

 .Smith Barney Investment Grade Bond Fund

 .*Smith Barney Money Funds, Inc.--Cash Portfolio

 .**Smith Barney Exchange Reserve Fund
--------------------------------------------------------------------------------

* Available for exchange with Class A shares of a Fund.

** Available for exchange with Class B shares of a Fund.

 Class A Exchanges. Class A shareholders of each Fund who wish to exchange all or a portion of their shares for Class A shares in any of the funds identified above may do so without imposition of any charge.

 Class B Exchanges. In the event a Class B shareholder wishes to exchange all or a portion of his or her shares into any of the funds imposing a higher CDSC than that imposed by a Fund, the exchanged Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Fund that have been exchanged.

 Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to a Fund's performance and its shareholders. The Series may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of each Fund's other shareholders. In this event, the Series may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination by the Series, the Series will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the Smith Bar-ney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

 Exchanges will be processed at the net asset value next determined. Redemp-tion procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signa-ture guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospec-tus describing the shares to be acquired. Each Fund reserves the right to mod-ify or discontinue exchange privileges upon 60 days' prior notice to share-holders.

REDEMPTION OF SHARES

 Shareholders may redeem for cash some or all of their shares of a Fund at any time by sending a written request in proper form directly to the Sub-Transfer Agent, PFS Shareholder Services, at 3100 Breckinridge Blvd, Bldg. 200, Duluth, Georgia 30199-0062. If you should have any questions concerning how to redeem your account after reviewing the information below, please contact the Sub-Transfer Agent at (800) 544-5445, Spanish-speaking representatives (800) 544-7278 or TDD Line for the Hearing Impaired (800) 824-1721.

 As described under "Purchase of Shares," redemptions of Class B shares are subject to a CDSC.

 The request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account regis-tration. If the proceeds of the redemption exceed $50,000, or if the proceeds are not paid to the record owner(s) at the record address, if the sharehold-er(s) has had an address change in the past 45 days, or if the shareholder(s) is a corporation, sole proprietor, partnership, trust or fiduciary, signa-ture(s) must be guaranteed by one of the following: a bank or trust company; a broker-dealer; a credit union; a national securities exchange, registered securities association or clearing agency; a saving and loan association; or a federal savings bank.

 Generally, a properly completed Redemption Form with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. For example, in the case of shareholders holding certificates, the certificates for the shares being redeemed must accompany the redemption request. Additional documentary evidence of authority is also required by the Sub-Transfer Agent in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or admin-istrator. Additionally, if a shareholder requests a redemption from a Retire-ment Plan account (IRA, SEP or 403(b)(7)), such request must state whether or not federal income tax is to be withheld from the proceeds of the redemption check.

 A shareholder may utilize the Sub-Transfer Agent's FAX to redeem their account as long as a signature guarantee or other documentary evidence is not required. Redemption requests should be properly signed by all owners of the account and faxed to the Sub-Transfer Agent at (800) 554-2374. Facsimile redemptions may not be available if the shareholder cannot reach the Sub-Transfer Agent by FAX, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's regular redemption procedure described above. Facsimile redemptions received by the Sub-Transfer Agent prior to 4:00 p.m. Eastern time on a regular business day will be processed at the net asset value per share determined that day.

 In all cases, the redemption price is the net asset value per share of the Fund next determined after the request for redemption is received in proper form by the Sub-Transfer Agent. Payment for shares redeemed will be made by check mailed within three days after acceptance by the Sub-Transfer Agent of the request and any other necessary documents in proper order. Such payment may be postponed or the right of redemption suspended as provided by the rules of the SEC. If the shares to be redeemed have been recently purchased by check or draft, the Sub-Transfer Agent may hold the payment of the proceeds until the purchase check or draft has cleared, usually a period of up to 15 days. Any taxable gain or loss will be recognized by the shareholder upon redemption of shares.

 After following the above-stated redemption guidelines, a shareholder(s) may elect to have the redemption proceeds wire-transferred directly to the share-holder's bank account of record (defined as a currently established pre-autho-rized draft on the shareholder's account with no changes within the previous 45 days), as long as the bank account is registered in the same name(s) as the account with the Series. If the proceeds are not to be wired to the bank account of record, or mailed to the registered owner(s), a signature guarantee will be required from all shareholder(s). A $25 service fee will be charged by the Sub-Transfer Agent to help defray the administrative expense of executing a wire redemption. Redemption proceeds will normally be wired to the designated bank account on the next business day following the redemption, and should ordinarily be credited to the shareholder's bank account by the shareholder's bank within 48 to 72 hours.

 AUTOMATIC CASH WITHDRAWAL PLAN

 Each Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the share-holder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of a Fund. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. For further information regarding the automatic cash withdrawal plan, shareholders should contact the Sub-Transfer Agent.

 The Series reserves the right to involuntarily liquidate any shareholder's account in a Fund if the aggregate net asset value of the shares held in that Fund account is less than $500. (If a shareholder has more than one account in a Fund, each account must satisfy the minimum account size.) The Series, howev-er, will not redeem shares based solely on market reductions in net asset val-ue. Before the Series exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

PERFORMANCE

 From time to time a Fund may include its total return, average annual total return, yield and current dividend return in advertisements and/or other types of sales literature. These figures are computed separately for Class A and Class B shares of each Fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The yield of a Fund's Class refers to the net investment income earned by invest-ments in the Class over a 30-day period. This net investment income is then annualized, i.e., the amount of income earned by the investments during that 30-day period is assumed to be earned each 30-day period for twelve periods and is expressed as a percentage of the investments. The yield is calculated according to a formula prescribed by the SEC to facilitate comparison with yields quoted by other investment companies. The Government Fund and Municipal Fund calculate current dividend return for each of its Classes by annualizing the most recent monthly distribution and dividing by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. Each Class' current div-idend return may vary from time to time depending on market conditions, the composition of the investment portfolio and its operating expenses. These fac-tors and possible differences in the methods used in calculating current divi-dend return should be considered when comparing current return of a Class to yields published for other investment companies and other investment vehicles. Each Fund may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.

MANAGEMENT OF THE SERIES

 BOARD OF TRUSTEES

 Overall responsibility for management and supervision of each Fund rests with the Series's Board of Trustees. The Trustees approve all significant agreements between the Series and the companies that furnish services to the Series and each Fund, including agreements with the Series's distributor, investment man-ager and administrator, custodian and transfer agent. The day-to-day operations of each

Fund are delegated to MMC. The Statement of Additional Information contains background information regarding each Trustee and executive officer of the Series.

 INVESTMENT MANAGER

 Investment Manager. Effective December 31, 1997, MMC replaced Van Kampen American Capital Asset Management, Inc. as investment adviser to each Fund of the Series. MMC provides investment advisory and management services to investment companies affiliated with Smith Barney and, prior to December 31, 1997 was the Sub-Advisor to the International Equity Fund. MMC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"). Holdings is a wholly owned subsidiary of Travelers Group Inc., a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services including Asset Management, Con-sumer Finance Services, Life Insurance Services and Property & Casualty Insur-ance Services.

 An investment advisory agreement with MMC and the Series, on behalf of each Fund has been approved by the Board of Trustees of the Series at a meeting held on June 10, 1997 and by shareholders of each Fund at a meeting held on December 18, 1997. MMC, located at 388 Greenwich Street, New York, New York, 10013, was formed in 1968 and renders investment advice to investment compa-nies which had aggregate assets under management as of January 31, 1998, in excess of $94 billion. MMC also furnishes each Fund with bookkeeping, account-ing and administrative services, office space and equipment, and the services of the officers and employees of the Series.

 Under separate investment advisory Agreements with each Fund, the Series pays MMC an annual fee for the Emerging Growth Fund, the Growth Fund and the Growth and Income Fund, calculated separately for each Fund at the following rates:
0.65% of the first $1 billion of the Fund's average daily net assets; 0.60% of the next $1 billion of the Fund's average daily net assets; 0.55% of the next $1 billion of the Fund's average daily net assets; 0.50% of the next $1 bil-lion of the Fund's average daily net assets; and 0.45% of the Fund's average daily net assets in excess of $4 billion. The Series pays MMC an annual fee for the International Equity Fund at the rate of 1.00% of the Fund's average daily net assets. This fee is higher than that charged by most other mutual funds but the Series believes it is justified by the special international nature of the Fund and is not necessarily higher than the fees charged by cer-tain mutual funds with investment objectives and policies similar to those of the Fund. The Series pays MMC an annual fee for the Government Fund of 0.60% of the first $1 billion of the Fund's average daily net assets; 0.55% of the next $1 billion of the Fund's average daily net assets; 0.50% of the next $1 billion of the Fund's average daily net assets; 0.45% of the next $1 billion of the Fund's average daily net assets; 0.40% of the next $1 billion of the Fund's average daily net assets; and 0.35% of the Fund's average daily net assets in excess of $5 billion. For the Municipal Fund, the Series pays MMC an annual fee of 0.60% of the first $1 billion of the Fund's average daily net assets; 0.55% of the next $1 billion of the Fund's average daily net assets; 0.50% of the next $1 billion of the Fund's average daily net assets; and 0.45% of the Fund's average daily net assets over $3 billion. The fee is computed daily and payable monthly with respect to each Fund. Each of the investment advisory agreements described above is referred to in this Prospectus as an "Advisory Agreement" and together, as the "Advisory Agreements."

 MMC may, from time to time, agree to waive their respective investment advi-sory fees or any portion thereof or elect to reimburse a Fund for ordinary business expenses in excess of an agreed upon amount.


 PORTFOLIO MANAGEMENT

 The following persons are primarily responsible for the day-to-day operation of the Fund indicated beside their name and business experience:

 Emerging Growth Fund--Sandip Bhagat; Investment Officer of MMC and President of Travelers Investment Management Company, an affiliate of MMC.

 Growth Fund--Larry Weissman; Investment Officer of MMC and Managing Director of Smith Barney since October, 1997; Prior to that time, Portfolio Manager of Neuberger & Berman, LLC since 1995; Prior to that, Portfolio Manager of Col-lege Retirement Equities Fund since 1991.

 Growth and Income Fund--R. Jay Gerken; Investment Officer of MMC and Managing Director of Smith Barney.

 Government Fund--James E. Conroy; Investment Officer of MMC and Managing Director of Smith Barney.

 Municipal Fund--Joseph P. Deane; Investment Officer of MMC and Managing Director of Smith Barney.

 International Equity Fund--Maurits Edersheim, Jeffrey Russell, James Conheady and Rein Van der Does, all Investment Officers of MMC and Managing Directors of Smith Barney.

 Management's discussion and analysis and additional performance information regarding the Series during the fiscal year ended October 31, 1997 is included in the Annual Report dated October 31, 1997. A copy of the Annual Report may be obtained upon request and without charge from a PFS Investments Registered
 Representative or by writing or calling the Series at the address or phone number listed on page one of this Prospectus.

DISTRIBUTOR

 PFS, located at 3100 Breckinridge Blvd., Bldg 200, Duluth, Georgia 30199-0062, distributes shares of each Fund as a principal underwriter and as such conducts a continuous offering pursuant to a best efforts arrangement requiring PFS to take and pay for only such securities as may be sold to the public.

 Rule 12b-1 adopted by the SEC under the 1940 Act permits an investment company to directly or indirectly pay expenses associated with the distribution of its shares ("distribution expenses") and servicing its shareholders in accordance with a plan adopted by the investment company's board of directors and approved by its shareholders. Pursuant to such Rule, the Trustees of the Series, and the shareholders of Class A and Class B of each Fund have adopted two Distribution Plans (hereinafter referred to as the "Class A Plan" and the "Class B Plan.") Each Distribution Plan is in compliance with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. ("NASD Rules") applicable to mutual fund sales charges. The NASD Rules limit the annual distribution costs and service fees that a mutual fund may impose on a class of shares. The NASD Rules also limit the aggregate amount which the Fund may pay for such distribu-tion costs. Under the Class A Plan, a Fund pays 0.25% per annum of its average daily net assets attributable to such class of shares to PFS as a service fee. The service fee is intended to cover personal services provided to Class A shareholders of a Fund by representatives of PFS Investments and the mainte-nance of their accounts.

 Under the Class B Plan, Class B shares of each Fund are subject to a combined annual distribution fee and service fee at the rate of 1.00% of a Fund's aggre-gate average daily net assets attributable to such class of shares. Payments by each Fund to PFS under the Class B Plan are used to make service fee payments to PFS Investments of 0.25% per annum of average daily net assets. Each Fund pays PFS 0.75% of the aggregate average daily net assets of Class B shares, as compensation for providing sales and promotional activities and services. Such activities and services relate to the sale, promotion and marketing of the Class B shares. The expenditures of PFS may consist of sales commissions to PFS Investments for selling Class B shares, compensation, sales incentives and pay-ments to sales and marketing personnel, and the payment of expenses incurred in its sales and promotional activities, including advertising expenditures related to the Class B shares of a Fund and the costs of preparing and distrib-uting promotional materials with respect to such Class B shares.

 PFS receives the proceeds of the initial sales charge, if any, paid upon the purchase of Class A shares and the contingent deferred sales charge paid upon certain redemptions of Class B shares, and may use these proceeds for any of the distribution and service expenses described above.

 During the period they are in effect, the Class A Plan and the Class B Plan obligate each Fund to pay service fees and distribution fees to PFS as compen-sation for its service and distribution activities, not as reimbursement for specific expenses incurred. Thus, even if PFS's expenses exceed its service or distribution fees for any Fund, the Fund will not be obligated to pay more than those fees and, if PFS's expenses are less than such fees, it will retain its full fees and realize a profit. Each Fund will pay the service fees and distri-bution fees to PFS until either the applicable Plan is terminated or not renewed. In that event, PFS's expenses in excess of service fees and distribu-tion fees received or accrued through the termination date will be PFS's sole responsibility and not obligations of a Fund. In their annual consideration of the continuation of each Fund's Plans, the Trustees will review each Plan and PFS's corresponding expenses for each class separately.

 Actual distribution expenditures paid by PFS with respect to Class B shares for any given year are expected to exceed the fees received pursuant to the Class B Plan and payments received pursuant to contingent deferred sales charges. Such excess will be carried forward and may be reimbursed by the Fund or its shareholders from payments received through contingent deferred sales charges in future years and from payments under the Class B Plan so long as such Plan is in effect. For example, if in a fiscal year PFS incurred distribu-tion expenses under the Class B Plan of $1 million, of which $500,000 was recovered in the form of contingent deferred sales charges paid by investors and $400,000 was reimbursed in the form of payments made by the Fund to PFS under the Class B Plan, the balance of $100,000, would be subject to recovery in future fiscal years from such sources.

 If the Class B Plan was terminated or not continued, the Fund would not be contractually obligated and has no liability to pay PFS for any expenses not previously reimbursed by the Fund or recovered through contingent deferred sales charges.

 PFS Investments may be deemed to be an underwriter for purposes of the Securi-ties Act of 1933. From time to time, PFS or its affiliates may also pay for certain non-cash sales incentives provided to PFS Investments Registered Repre-sentatives. Such incentives do not have any effect on the net amount invested. In addition to the reallowances from the applicable public offering price described above, PFS may from time to time, pay or allow additional reallowances or promotional incentives, in the form of cash or other compensa-tion to PFS Investments Registered Representatives that sell shares of each Fund.

ADDITIONAL INFORMATION

 The Series was organized on January 29, 1987 under the laws of the Common-wealth of Massachusetts and is a business entity commonly known as a "Massachu-setts business trust." It is a diversified, open-end management investment com-pany authorized to issue an unlimited number of Class A, Class B and Class 1 shares of beneficial interest of $.01 par value, in the Funds. Shares issued are fully paid, non-assessable and have no preemptive or conversion rights. In the event of liquidation of any Fund, shareholders of such Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

 Shareholders are entitled to one vote for each full share held and to frac-tional votes for fractional shares held in the election of Trustees (to the extent hereafter provided) and on other matters submitted to the vote of share-holders. Each class of shares represents interest in the assets of each Fund and has identical voting, dividend, liquidation and other rights on the same terms and conditions, except that the distribution fees and service fees and any incremental transfer agency fees related to each class of shares of each Fund are borne solely by that class, and each class of shares of each Fund has exclusive voting rights with respect to provisions of the Plan which pertains to that class of each Fund. All shares have equal voting rights, except that only shares of the respective Fund are entitled to vote on matters concerning only that Fund. There will normally be no meetings of shareholders for the pur-pose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Shareholders may, in accordance with the Declaration of Trust, cause a meeting of shareholders to be held for the purpose of voting on the removal of Trustees. Except as set forth above, the Trustees shall continue to hold office and appoint successor Trustees.

 PNC Bank, National Association ("PNC") serves as custodian for each Fund other than the International Equity Fund, and The Chase Manhattan Bank ("Chase") serves as custodian for the International Equity Fund. First Data Investor Services Group, Inc. ("First Data") serves as transfer agent for the Funds.


 PNC is located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103.

 Chase is located at Chase Metrotech Center, Brooklyn, New York 11245.

 First Data is located at Exchange Place, Boston, Massachusetts 02109.

 The Sub-Transfer Agent is located at 3100 Breckinridge Blvd., Bldg 200, Duluth, Georgia 30199-0062.

 The Series intends to send its shareholders a semi-annual report and an audited annual report, which will include listings of the investment securities held by the Series at the end of the period covered. In an effort to reduce the Series' printing and mailing costs, the Series plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Shareholders who do not want this consolidation to apply to their account should contact the Sub-Transfer Agent. Also available at the shareholder's request, is an Account Transcript identify-ing every financial transaction in an account since it was opened. To defray administrative expenses involved with providing multiple years worth of infor-mation, there is a $15 charge for each Account Transcript requested.

  Additional copies of tax forms are available at the shareholder's request. A $10 fee for each tax form will be assessed.

  Additional information regarding the Sub-Transfer Agent's services may be obtained by contacting the Client Services Department at (800) 544-5445.

40
STATEMENT OF ADDITIONAL INFORMATION

CONCERT INVESTMENT SERIES
388 Greenwich Street
New York, NY 10013


February 28, 1998


	Concert Investment Series (the "Trust") is a diversified, open-end management investment company with six separate Funds which are discussed herein: the Emerging Growth Fund (the "Emerging Growth Fund"), the International Equity Fund (the "International Equity Fund"), the Growth Fund (the "Growth Fund"), the Growth and Income Fund (the "Growth and Income Fund"), the Government Fund (the "Government Fund") and the Municipal Bond Fund (the "Municipal Bond Fund"). Each Fund is in effect a separate fund issuing its own shares.

	This Statement of Additional Information is not a Prospectus but contains information in addition to and more detailed than that set forth in the Prospectus bearing the same date and should be read in conjunction with the Prospectus. A Prospectus may be obtained without charge by writing PFS Distributors, Inc. at 3100 Breckinridge Boulevard, Bldg. 200, Duluth, Georgia 30199-0001. Please call Customer Service at (800) 544-5445 for information on the Funds.

TABLE OF CONTENTS


							Page
General Information
Goals and Investment Policies
Investment Restrictions
Trustees and Officers
Investment Advisory Agreements
Distributor
Portfolio Turnover
Distribution Plans
Portfolio Transactions and Brokerage
Determination of Net Asset Value
Purchase and Redemption of Shares
Exchange Privilege
Dividends, Distributions and Federal Taxes
Other Information
Financial Statements
Appendix -- Commercial Paper, Bond and Other Short- and Long-Term
Ratings
Municipal Bond



GENERAL INFORMATION



	Mutual Management Corp. formerly Smith Barney Mutual Funds Management Inc. (the "Adviser") was incorporated on March 12, 1968 and renders investment management advice to investment companies with aggregate assets under management in excess of $94 billion as of January 31, 1998. The Adviser is an affiliate of Smith Barney Inc. and a wholly-owned subsidiary of Salomon Smith Barney Holdings Inc. which in turn is a wholly-owned subsidiary of Travelers Group Inc. ("Travelers"). Travelers is engaged primarily in investment services, including asset management, consumer finance services, life insurance services and property and casualty insurance services.


	PFS Distributors, Inc. (the "Distributor") is an indirect wholly-owned subsidiary of Travelers. PFS Shareholder Services (the "Transfer Agent"), is a subsidiary of PFS Services, Inc., an affiliate of Primerica Financial Services, Inc. ("Primerica Financial"). PFS Investments, Inc. ("PFS Investments") is an indirect wholly-owned subsidiary of Travelers.



	As of February 12, 1998, no person was known to own beneficially or of record as much as five percent of the outstanding shares of any Fund of the Trust.






	PFS Investments acts as custodian for certain employee benefit plans and individual retirement accounts.

GOALS AND INVESTMENT POLICIES

	The following disclosures supplement disclosures set forth under an identical caption in the Prospectus and do not, standing alone, present a complete and accurate explanation of the matters disclosed. Readers must refer also to this caption in the Prospectus for a complete presentation of the matters disclosed below.

Emerging Growth Fund

	The Fund seeks capital appreciation by investing in a portfolio of securities consisting principally of common stocks of small and medium sized companies considered by the Adviser to be emerging growth companies.

International Equity Fund

	The Fund seeks total return on its assets from growth of capital and income. The Fund seeks to achieve its goal by investing at least 65% of its assets in a diversified portfolio of equity securities of established non-United States issuers.

Growth Fund

	The Fund seeks capital appreciation through investments in common stocks and options on common stocks. The Fund may also engage in transactions involving stock index futures contracts and options on such contracts. Any income realized on its investments will be purely incidental to the goal of capital appreciation.

Growth and Income Fund

	The Fund seeks reasonable growth and income through investments in equity securities that provide dividend and interest income, including common and preferred stocks and securities convertible into common and preferred stocks.

	In general, the Fund intends to invest in securities that have yielded a dividend or interest return to security holders within the past twelve months, however, it may invest in non-income producing investments held for anticipated increase in value. The Fund may also engage in transactions in options, futures contracts, and options on futures.

Government Fund

	The Fund seeks high current return consistent with preservation of capital by investing in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund may also purchase and sell options and engage in transactions in interest rate futures contracts and options on such contracts in order to hedge against changes in interest rates.

	The Fund seeks high current return consistent with preservation of capital. The Fund intends to invest at least 80% of its assets in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Repurchase agreements may be entered into with domestic banks or broker-dealers deemed creditworthy by the Adviser solely for purposes of investing the Fund's cash reserves or when the Fund is in a temporary defensive posture. The Fund may write covered or fully collateralized call options on U.S. Government securities and enter into closing or offsetting purchase transactions with respect to certain of such options. The Fund may also write secured put options and enter into closing or offsetting purchase transactions with respect to such options. The Fund may write both listed and over-the-counter options as described in the Prospectus.

	The Fund seeks to obtain a high current return from the following sources:

	--	interest paid on the Fund's portfolio
securities;

	--	premiums earned upon the expiration of options
written;

	--	net profits from closing transactions; and

	--	net gains from the sale of portfolio securities
on the exercise of options or otherwise.

	The Fund is not designed for investors seeking long-term capital appreciation. Moreover, varying economic and market conditions may affect the value of and yields on U.S. Government securities. Accordingly, there is no assurance that the Fund's investment objective will be achieved.

	Mortgage Related Securities. The Government Fund may invest in mortgage-related securities, including those representing an undivided ownership interest in a pool of mortgage loans, e.g., GNMA, FNMA, FHLMC Certificates.

	Government National Mortgage Association. The Government National Mortgage Association ("GNMA") is a wholly owned corporate instrumentality of the United States within the U.S. Department of Housing and Urban Development. GNMA's principal programs involve its guarantees of privately issued securities backed by pools of mortgages.

	GNMA Certificates. Certificates of the Government National Mortgage Association ("GNMA Certificates") are mortgage-backed securities, which evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds in that principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA Certificates that the Fund purchases are the "modified pass-through" type. "Modified pass-through" GNMA Certificates entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment.

	GNMA Guarantee. The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or the Farmers' Home Administration ("FMHA"), or guaranteed by the Veterans Administration ("VA").
Once a pool of such mortgages is assembled and approved by GNMA, the GNMA guarantee is backed by the full faith and credit of the U.S. Government. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

	Life of GNMA Certificates. The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before maturity of the mortgages in the pool. The Fund normally will not distribute principal payments (whether regular or prepaid) to its shareholders. Rather, it will invest such payments in additional mortgage-related securities of the types described above or other U.S. Government securities. Interest received by the Fund will, however, be distributed to shareholders. Foreclosures impose no risk to principal investment because of the GNMA guarantee.

	As prepayment rates of the individual mortgage pools vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA Certificates. However, statistics published by the FHA indicate that the average life of single-family dwelling mortgages with 25- to 30-year maturities, the type of mortgages backing the vast majority of GNMA Certificates, is approximately 12 years. Therefore, it is customary to treat GNMA Certificates as 30-year mortgage-backed securities which prepay fully in the twelfth year.

	Yield Characteristics of GNMA Certificates. The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates, but only by the amount of the fees paid to GNMA and the GNMA Certificate issuer. For the most common type of mortgage pool, containing single-family dwelling mortgages, GNMA receives an annual fee of 0.06 of one percent of the outstanding principal for providing its guarantee, and the GNMA Certificate issuer is paid an annual servicing fee of 0.44 of one percent for assembling the mortgage pool and for passing through monthly payments of interest and principal to Certificate holders.

	The coupon rate by itself, however, does not indicate the yield which will be earned on the GNMA Certificates for the following reasons:

		1. Certificates are usually issued at a premium or discount, rather than at par.

		2. After issuance, Certificates usually trade in the secondary market at a premium or discount.

		3. Interest is paid monthly rather than semi-annually as is the case for traditional bonds. Monthly compounding has the effect of raising the effective yield earned on GNMA
Certificates.

		4. The actual yield of each GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying the Certificate. If mortgagors prepay their mortgages, the principal returned to Certificate holders may be reinvested at higher or lower rates.

	In quoting yields for GNMA Certificates, the customary practice is to assume that the Certificates will have a 12 year life. Compared on this basis, GNMA Certificates have historically yielded roughly 1/4 of 1.00% more than high grade corporate bonds and 1/2 of 1.00% more than U.S. Government and U.S. Government agency bonds. As the life of individual pools may vary widely, however, the actual yield earned on any issue of GNMA Certificates may differ significantly from the yield estimated on the assumption of a twelve-year life.

	Market for GNMA Certificates. Since the inception of the GNMA mortgage-backed securities program in 1970, the amount of GNMA Certificates outstanding has grown rapidly. The size of the market and the active participation in the secondary market by securities dealers and many types of investors make GNMA Certificates highly liquid instruments. Quotes for GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate.

	FHLMC Securities. The Federal Home Loan Mortgage Corporation ("FHLMC") was created in 1970 to promote development of a nationwide secondary market in conventional residential mortgages. FHLMC issues two types of mortgage pass-through securities, mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. Like GNMA Certificates, PCs are assumed to be prepaid fully in their twelfth year. FHLMC guarantees timely monthly payment of interest of PCs and the ultimate payment of principal.

	GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately 10 years.

	FNMA Securities. The Federal National Mortgage Association ("FNMA") was established in 1938 to create a secondary market in mortgages insured by the FHA. FNMA issues guarantee mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest on FNMA Certificates and the full return of principal. Like GNMA Certificates, FNMA Certificates are assumed to be prepaid fully in their twelfth year.

	Risk of foreclosure of the underlying mortgages is greater with FHLMC and FNMA securities because, unlike GNMA securities, FHLMC and FNMA securities are not guaranteed by the full faith and credit of the U.S. Government.

Municipal Bond Fund

	The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with the preservation of capital.

	Municipal Bonds. "Municipal Bonds" include debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of industrial development obligations are issued by or on behalf of public authorities to finance various privately-operated facilities. Such obligations are included within the term Municipal Bonds if the interest paid thereon is exempt from federal income tax. Municipal Bonds also include short-term tax-exempt municipal obligations such as tax anticipation notes, bond anticipation notes, revenue anticipation notes, and variable rate demand notes.

	The two principal classifications of Municipal Bonds are "general obligations" and "revenue" or "special obligations." General obligations are secured by the issuer's pledge of full faith, credit, and taxing power for the payment of principal and interest. Revenue or special obligations are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or from other specific revenue sources such as the user of the facility being financed. Industrial development bonds, including pollution control bonds, are revenue bonds and do not constitute the pledge of the credit or taxing power of the issuer of such bonds. The payment of the principal and interest on such industrial revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The Fund's portfolio may also include "moral obligation" bonds which are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of such bonds becomes a moral commitment but not a legal obligation of the state or municipality which is the issuer of the bonds.

	When the Fund engages in when-issued and delayed delivery transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the trade. Failure of the buyer or seller to do so may result in the Fund missing the opportunity of obtaining a price considered to be advantageous.

	On a temporary basis, due to market conditions, the Fund may invest in Municipal Notes which include demand notes and short-term municipal obligations (such as tax anticipation notes, revenue anticipation notes, construction loan notes and short-term discount notes) and tax-exempt commercial paper, provided that such obligations have the ratings described in the Prospectus. Demand notes are obligations which normally have a stated maturity in excess of one year, but permit any holder to demand payment of principal plus accrued interest upon a specified number of days' notice. Frequently, such obligations are secured by letters of credit or other credit support arrangement provided by banks. The issuer of such notes normally has a corresponding right, after a given period, to prepay at its discretion the outstanding principal of the note plus accrued interest upon a specified number of days' notice to the noteholders. The interest rate on a demand note may be based on a known lending rate, such as a bank's prime rate, and may be adjusted when such rate changes, or the interest rate on a demand note may be a market rate that is adjusted at specified intervals. Participation interests in variable rate demand notes will be purchased only if, in the opinion of counsel, interest income on such interest will be tax-exempt when distributed as dividends to shareholders.

	Yields on Municipal Bonds are dependent on a variety of factors, including the general condition of the money market and of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ability of the Fund to achieve its investment objective is also dependent on the continuing ability of the issuers of the Municipal Bonds in which the Fund invests to meet their obligations for the payment of interest and principal when due. There are variations in the risks involved in holding Municipal Bonds, both within a particular classification and among classifications, depending on numerous factors. Furthermore, the rights of holders of Municipal Bonds and the obligations of the issuers of such Municipal Bonds may be subject to applicable bankruptcy, insolvency and similar laws and court decisions affecting the rights of creditors generally, and such laws, if any, which may be enacted by Congress or state legislatures imposing a moratorium on the payment of principal and interest or imposing other constraints or conditions on the payments of principal and interest on Municipal Bonds.

	Temporary Investments. The taxable securities in which the Municipal Bond Fund may invest as temporary investments include
U.S. Government securities, domestic bank certificates of deposit and repurchase agreements.

	U.S. Government securities include obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Government, (b) the right of the issuer to borrow an amount limited to a specific line or credit from the U.S. Government,
(c) discretionary authority of the U.S. Government agency or instrumentality, or (d) the credit of the instrumentality. Such agencies or instrumentalities include, but are not limited to, the Federal National Mortgage Association, the Government National Mortgage Association, Federal Land Banks, and the Farmer's Home Administration. The Fund may not invest in a certificate of deposit issued by a commercial bank unless the bank is organized and operating in the United States and has total assets of at least $500 million and is a member of the Federal Deposit Insurance Corporation.

Repurchase Agreements

	Each Fund may enter into repurchase agreements with broker-dealers or domestic banks. The Trustees will review on a continuing basis those institutions which enter into a repurchase agreement with the Fund. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, usually not more than seven days from the date of purchase, thereby determining the yield during the purchaser's holding period. Repurchase agreements are collateralized by the underlying debt securities and may be considered to be loans under the 1940 Act. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of a custodian or bank acting as agent. The seller under a repurchase agreement is required to maintain the value of the underlying securities marked to market daily at not less than the repurchase price. The underlying securities (normally securities of the U.S. Government, or its agencies and instrumentalities), may have maturity dates exceeding one year. The Fund does not bear the risk of a decline in value of the underlying security unless the seller defaults under its repurchase obligation. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and loss including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible lack of access to income on the underlying security during this period, and
(c) expenses of enforcing its rights.

Reverse Repurchase Agreements

	The International Equity Fund may invest in reverse repurchase agreements. The International Equity Fund does not currently intend to commit more than 5.00% of its net assets to reverse repurchase agreements. The Fund may enter into reverse repurchase agreements with broker/dealers and other financial institutions. Such agreements involve the sale of portfolio securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and are considered to be borrowings by the International Equity Fund and are subject to the borrowing limitations set forth under "Investment Restrictions." Since the proceeds of reverse repurchase agreements are invested, this would introduce the speculative factor known as "leverage." The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally, the effect of such a transaction is that the International Equity Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases it will be able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and the Fund intends to use the reverse repurchase technique only when the Adviser believes it will be advantageous to the International Equity Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund's assets. The Fund's custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments.

Commercial Bank Obligations

	For the purposes of the International Equity Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks may be general obligations of the parent bank in addition to the issuing bank, or may be limited by the terms of a specific obligation and by government regulation. As with investment in foreign securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the International Equity Fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although the Fund will typically acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of U.S. $1 billion (or the equivalent thereof), this U.S. $1 billion figure is not a fundamental investment policy or restriction of the International Equity Fund. For calculation purposes with respect to the U.S.
$1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

Commercial Paper

	Commercial paper consists of short-term (usually 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as one of the Funds pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes. Each Fund therefore, may not invest in a master demand note, if as a result more than 5% (15% in the case of the Emerging Growth Fund and the International Equity Fund) of the value of the Fund's total assets would be invested in such notes and other illiquid securities.

Options, Futures Contracts and Related Options

Selling Call and Put Options (The Emerging Growth Fund, the
International Equity Fund, the Growth Fund, the Growth and Income
Fund and the Government Fund)

	Purpose. The principal reason for selling options is to obtain, through receipt of premiums, a greater current return than would be realized on the underlying securities alone. A Fund's current return can be expected to fluctuate because premiums earned from writing options and dividend or interest income yields on portfolio securities vary as economic and market conditions change. Writing options on portfolio securities also results in a higher portfolio turnover.

	Selling Options. The purchaser of a call option pays a premium to the writer (i.e., the seller) for the right to buy the underlying security from the writer at a specified price during a certain period. The Emerging Growth Fund, the International Equity Fund, the Growth Fund and the Growth and Income Fund sell call options only on a covered basis. The Government Fund sells call options either on a covered basis, or for cross-hedging purposes. A call option is covered if the Fund owns or has the right to acquire the underlying securities subject to the call option at all times during the option period. Thus, the Government Fund may sell options on U.S. Government securities or forward commitments of such securities. An option is for cross-hedging purposes (relative to the Government Fund only) to hedge against a security which the Fund owns or has the right to acquire. In such circumstances, the Government Fund maintains in a segregated account with the Fund's Custodian, cash or U.S. Government securities in an amount not less than the market value of the underlying security, marked to market daily, while the option is outstanding.

	The purchaser of a put option pays a premium to the seller (i.e., the writer) for the right to sell the underlying security to the writer at a specified price during a certain period. A Fund sells put options only on a secured basis, which means that, at all times during the option period, the Fund would maintain in a segregated account with its Custodian cash, cash equivalents or liquid securities in an amount of not less than the exercise price of the option, or will hold a put on the same underlying security at an equal or greater exercise price. A Fund generally sells put options when the Adviser wishes to purchase the underlying security for the Fund's portfolio at a price lower than the current market price of the security.

	Closing Purchase Transactions and Offsetting Transactions. In order to terminate its position as writer of a call or put option, a Fund may enter into a "closing purchase transaction," which is the purchase of a call (put) on the same underlying security and having the same exercise price and expiration date as the call (put) previously sold by the Fund. The Fund will realize a gain (loss) if the premium plus commission paid in the closing purchase transaction is less (greater) than the premium it received on the sale of the option. A Fund would also realize a gain if an option it has sold lapses unexercised.

	A Fund may sell options that are listed on an exchange as well as options that are traded over-the-counter. A Fund may close out its position as writer of an option only if a liquid secondary market exists for options of that series, but there is no assurance that such a market will exist, particularly in the case of over-the-counter options, since they can be closed out only with the other party to the transaction. Alternatively, a Fund may purchase an offsetting option, which does not close out its position as a writer, but provides an asset of equal value to its obligation under the option sold. If a Fund is not able to enter into a closing purchase transaction or to purchase an offsetting option with respect to an option it has sold, it will be required to maintain the securities subject to the call or the collateral securing the put until a closing purchase transaction can be entered into (or the option is exercised or expires), even though it might not be advantageous to do so.

	Risks of Selling Options. By selling a call option, a Fund loses the potential for gain on the underlying security above the exercise price while the option is outstanding; by writing a put option a Fund might become obligated to purchase the underlying security at an exercise price that exceeds the then current market price.

	Each of the United States exchanges has established limitations governing the maximum number of call or put options on the same underlying security (whether or not covered) that may be written by a single investor, whether acting alone or in concert with others, regardless of whether such options are written on one or more accounts or through one or more brokers. An exchange may order the liquidation of positions found to be in violation of those limits, and it may impose other sanctions or restrictions. These position limits may restrict the number of options the Fund may be able to write.

Purchasing Call and Put Options (The Emerging Growth Fund, the
International Equity Fund, the Growth Fund, the Growth and Income
Fund and the Government Fund)

	A Fund may purchase call options to protect (e.g., hedge) against anticipated increases in the prices of securities it wishes to acquire. Alternatively, call options may be purchased for their leverage potential. Since the premium paid for a call option is typically a small fraction of the price of the underlying security, a given amount of funds will purchase call options covering a much larger quantity of such security than could be purchased directly. By purchasing call options, a Fund can benefit from any significant increase in the price of the underlying security to a greater extent than had it invested the same amount in the security directly. However, because of the very high volatility of option premiums, a Fund could bear a significant risk of losing the entire premium if the price of the underlying security did not rise sufficiently, or if it did not do so before the option expired.

	Conversely, put options may be purchased to protect (e.g., hedge) against anticipated declines in the market value of either specific portfolio securities or of a Fund's assets generally. Alternatively, put options may be purchased for capital appreciation in anticipation of a price decline in the underlying security and a corresponding increase in the value of the put option. The purchase of put options for capital appreciation involves the same significant risk of loss as described above for call options. In any case, the purchase of options for capital appreciation would increase the Fund's volatility by increasing the impact of changes in the market price of the underlying securities on the Fund's net asset value.

	The Funds may purchase either listed or over-the-counter options.

Options on Stock Indexes (The Emerging Growth Fund, the
International Equity Fund, the Growth Fund and the Growth and
Income Fund)

	Options on stock indices are similar to options on stock, but the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

	Some stock index options are based on a broad market index such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index, or a narrower index such as the Standard & Poor's
100. Indexes are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options are currently traded on The Chicago Board Options Exchange, the New York Stock Exchange, the American Stock Exchange and other exchanges.

	Gain or loss to a Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities. As with stock options, the Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an Exchange, or it may let the option expire unexercised.

Foreign Currency Options (The International Equity Fund)

	The Fund may purchase put and call options on foreign currencies to reduce the risk of currency exchange fluctuation. Premiums paid for such put and call options will be limited to no more than 5% of the Fund's net assets at any given time. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies are traded on United States and foreign exchanges. Exchange-traded options are expected to be purchased by the Fund from time to time and over-the-counter options may also be purchased, but only when the Adviser believes that a liquid secondary market exists for such options, although there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investment generally. See "Investment Practices and Risks--Options, Futures Contracts and Related Options" in the Prospectus.

	The value of a foreign currency option is dependent upon the value of the underlying foreign currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market (conducted directly between currency traders, usually large commercial banks, and their customers) involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

	There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

Futures Contracts

	The Trust may engage in transactions involving futures contracts and related options in accordance with rules and interpretations of the Commodity Futures Trading Commission ("CFTC") under which the Trust and its Funds is exempt from registration as a "commodity pool".

	Types of Contracts. An interest rate futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of a specific type of debt security at a specified future time and at a specified price. Although interest rate futures contracts call for delivery of specified securities, in most cases the contracts are closed out (by an offsetting purchase or sale) prior to actual delivery, with the difference between the contract price and the offsetting price paid in cash.

	A municipal bond futures contract is an agreement pursuant to which two parties agree to take and make delivery of an amount of cash equal to a specified dollar amount times the differences between The Bond Buyer Municipal Bond Index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck.

	A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of cash equal to a specified dollar amount times the difference between the stock index value at a specified time and the price at which the futures contract is originally struck. A stock index fluctuates with changes in the market values of the stocks included. No physical delivery of the underlying stocks in the index is made.

	Currently, stock index futures contracts can be purchased with respect to the Standard & Poor's 500 Stock Index on the Chicago Mercantile Exchange ("CME"), the New York Stock Exchange Composite Index on the New York Futures Exchange and the Value Line Stock Index on the Kansas City Board of Trade. Differences in the stocks included in the indexes may result in differences in correlation of the futures contracts with movements in the value of the securities being hedged.

	Foreign stock index futures traded outside the United States include the Nikkei Index of 225 Japanese stocks traded on the Singapore International Monetary Exchange ("Nikkei Index"), Osaka Index of 50 Japanese stocks traded on the Osaka Exchange, Financial Times Stock Exchange Index of the 100 largest stocks on the London Stock Exchange, the All Ordinaries Share Price Index of 307 stocks on the Sydney, Melbourne Exchanges, Hang Seng Index of
33 stocks on the Hong Kong Stock Exchange, Barclays Share Price Index of 40 stocks on the New Zealand Stock Exchange and Toronto Index of 35 stocks on the Toronto Stock Exchange. Futures and futures options on the Nikkei Index are traded on the CME and United States commodity exchanges may develop futures and futures options on other indices of foreign securities. Futures and options on United States devised index of foreign stocks are also being developed. Investments in securities of foreign entities and securities denominated in foreign currencies involve risks not typically involved in domestic investment, including fluctuations in foreign exchange rates, future foreign political and economic developments, and the possible imposition of exchange controls or other foreign or United States governmental laws or restrictions applicable to such investments.

	The International Equity Fund may enter into futures contracts for non-hedging purposes, subject to applicable law.

	Initial and Variation Margin. In contrast to the purchase or sale of a security, no price is paid or received upon the purchase or sale of a futures contract. Initially, a Fund is required to deposit with its Custodian in an account in the broker's name an amount of cash, cash equivalents or liquid securities equal to a percentage (which will normally range between 2% and 10%) of the contract amount. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract, which is returned to the Fund upon termination of the futures contract and satisfaction of its contractual obligations. Subsequent payments to and from the broker, called variation margin, are made on a daily basis as the price of the underlying securities or index fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as marking to market.

	For example, when a Fund purchases a futures contract and the price of the underlying security or index rises, that position increases in value, and the Fund receives from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund purchases a futures contract and the value of the underlying security or index declines, the position is less valuable, and the Fund is required to make a variation margin payment to the broker.

	At any time prior to expiration of the futures contract, the Fund may elect to terminate the position by taking an opposite position. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain.

	Futures Strategies. When a Fund anticipates a significant market or market sector advance, the purchase of a futures contract affords a hedge against not participating in the advance at a time when the Fund is otherwise fully invested ("anticipatory hedge"). Such purchase of a futures contract serves as a temporary substitute for the purchase of individual securities, which may be purchased in an orderly fashion once the market has stabilized. As individual securities are purchased, an equivalent amount of futures contracts could be terminated by offsetting sales. A Fund may sell futures contracts in anticipation of or in a general market or market sector decline that may adversely affect the market value of the Fund's securities ("defensive hedge"). To the extent that the Fund's portfolio of securities changes in value in correlation with the underlying security or index, the sale of futures contracts substantially reduces the risk to the Fund of a market decline and, by so doing, provides an alternative to the liquidation of securities positions in the Fund with attendant transaction costs.

	For example, if the Government Fund holds long-term
U.S. Government securities, and a rise in long-term interest rates is anticipated, it could, in lieu of selling its portfolio securities, sell futures contracts for similar long-term securities. If interest rates increased and the value of the Fund's securities declined during the period the contracts were outstanding, the value of the Fund's futures contracts should increase, thereby protecting the Fund by preventing net asset value from declining as much as it otherwise would have.

	In the event of the bankruptcy of a broker through which a Fund engages in transactions in listed options, futures or related options, the Fund could experience delays and/or losses in liquidating open positions purchased incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy of the writer of an over-the-counter option purchased by the Government Fund, the Fund could experience a loss of all or part of the value of the option. Transactions are entered into by a Fund only with brokers or financial institutions deemed creditworthy by the Adviser.

	Persons who trade in futures contracts may be broadly classified as "hedgers" and "speculators." Hedgers, whose business activity involves investment or other commitment in securities or other obligations, use the futures market to offset unfavorable changes in value that may occur because of fluctuations in the value of the securities and obligations held or committed to be acquired by them or fluctuations in the value of the currency in which the securities or obligations are denominated. Debtors and other obligors may also hedge the interest cost of their obligations. The speculator, like the hedger, generally expects neither to deliver nor to receive the financial instrument underlying the futures contract, but, unlike the hedger, hopes to profit from fluctuations in prevailing interest rates or currency exchange rates.

	Each Fund's futures transactions will be entered into for traditional hedging purposes; that is, futures contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or futures contracts will be purchased to protect a Fund against an increase in the price of securities of currencies it has committed to purchase or expects to purchase. The International Equity Fund may also enter into futures transactions for non-hedging purposes, subject to applicable law.

	Special Risks Associated with Futures Transactions. There are several risks connected with the use of futures contracts as a hedging device. These include the risk of imperfect correlation between movements in the price of the futures contracts and of the underlying securities, the risk of market distortion, the illiquidity risk and the risk of error in anticipating price movement.

	There may be an imperfect correlation (or no correlation) between movements in the price of the futures contracts and of the securities being hedged. The risk of imperfect correlation increases as the composition of the portfolio of securities being hedged diverges from the securities upon which the futures contract is based. If the price of the futures contract moves less than the price of the securities being hedged, the hedge will not be fully effective, but if the price of the securities being hedged moves in an unfavorable direction, the Fund would be in a better position than if it had not tried to hedge. However, if the price of the security being hedged moves in a favorable direction, the hedge will partially offset this advantage. To compensate for the imperfect correlation of movements of prices of a futures contract and the securities being hedged, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the securities being hedged has been greater than the historical volatility of the securities underlying the futures contract, or may buy or sell fewer futures contracts if the historical volatility of the securities being hedged is less than the historical volatility of the securities underlying the futures contract. Nevertheless, the price of the futures contract may move less than the price of the securities which are the subject of the hedge (or the value of futures contracts and securities held by a Fund may decline simultaneously), resulting in the hedge not being fully effective.

	There is also the risk that the price of futures contracts may not correlate perfectly with movements in the securities underlying the futures contract due to certain market distortions. First, all participants in the futures market are subject to initial margin depository and maintenance requirements. Rather than meet additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the futures market and the securities underlying the futures contract. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions. Due to the possibility of price distortion in the futures markets and because of the imperfect correlation between movements in futures contracts and movements in the securities underlying them, a correct forecast of general market trends by the Adviser may still not result in a successful hedging transaction judged over a very short time frame.

	There is also the risk that futures markets may not be sufficiently liquid. Futures contracts may be closed out only on an Exchange or Board of Trade that provides a market for such futures contracts. Although a Fund intends to purchase or sell futures only on Exchanges and Boards of trade where there appears to be an active secondary market, there can be no assurance that an active secondary market will exist for any particular contract or at any particular time. In the event of such illiquidity, it might not be possible to close a futures position and, in the event of adverse price movement, a Fund would continue to be required to make daily payments of variation margin. Since the securities being hedged will not be sold until the related futures contract is sold, an increase, if any, in the price of the securities may to some extent offset losses on the related futures contract. In such event, the Fund would lose the benefit of the appreciation in value of the securities.

	Successful use of futures is also subject to the Adviser's ability correctly to predict the direction of movements in the market. For example, if the Fund hedges against a decline in the market, and market prices instead advance, the Fund will lose part or all of the benefit of the increase in value of its securities holdings because it will have offsetting losses in futures contracts. In such cases, if the Fund has insufficient cash, it may have to sell portfolio securities at a time when it is disadvantageous to do so in order to meet the daily variation margin.

	CFTC regulations require, among other things, (i) that futures and related options be used solely for bona fide hedging purposes (or meet certain conditions as specified in CFTC regulations) and (ii) that a Fund not enter into futures and related options for which the aggregate initial margin and premiums exceed 5% of the fair market value of a Fund's assets. The International Equity Fund may enter into transactions in futures contracts and options on futures contracts only (i) for bona fide hedging purposes (as defined in CFTC regulations), or
(ii) for non-hedging purposes provided the aggregate initial margin and premiums on such non-hedging positions does not exceed 5% of the liquidation value of the Fund's assets. Relative to the purchase or sale of futures contracts by a Fund, an amount of cash, cash equivalents or U.S. Government securities equal to the market value of the obligation under the futures contracts (less any related margin deposits) will be maintained in a segregated account with the Custodian.

	Additional Risks to Options and Futures Transactions. Each of the Exchanges has established limitations governing the maximum number of call or put options on the same underlying security or futures contract (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different Exchanges or are held or written on one or more accounts or through one or more brokers). Option positions of all investment companies advised by the Adviser are combined for purposes of these limits. An Exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. These position limits may restrict the number of listed options which the Fund may sell.

	Although a Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most U.S. futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices would move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

	A Fund pays commissions on futures contracts and options transactions.

Options on Futures Contracts

	A Fund may also purchase and sell options on futures contracts which are traded on an Exchange. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the option period. As a seller of an option on a futures contract, a Fund is subject to initial margin and maintenance requirements similar to those applicable to futures contracts. In addition, net option premiums received by a Fund are required to be included as initial margin deposits. When an option on a futures contract is exercised, delivery of the futures position is accompanied by cash representing the difference between the current market price of the futures contract and the exercise price of the option. A Fund may purchase put options on futures contracts in lieu of, and for the same purposes as, the sale of a futures contract. The purchase of call options on futures contracts in intended to serve the same purpose as the actual purchase of the futures contract.

	Risks of Transactions in Options on Stock Index Futures. In addition to the risks described above which apply to all options transactions, there are several special risks relating to options on stock index futures. The Advisers will not purchase options on stock index futures on any Exchange unless and until, in the Adviser's opinion, the market for such options has developed sufficiently that the risks in connection with options on futures transactions are no greater than the risks in connection with stock index futures transactions. Compared to the use of stock index futures, the purchase of options on stock index futures involves less potential risk to the Growth Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However there may be circumstances, such as when there is no movement in the level of the index, when the use of an option on a stock index future would result in a loss to the Fund when the use of a stock index future would not.

Forward Commitments (The Government Fund Only)

	Relative to a Forward Commitment purchase, the Fund maintains a segregated account (which is marked to market daily) of appropriate securities as required by the 1940 Act (which may have maturities which are longer than the term of the Forward Commitment) with the Fund's custodian in an aggregate amount equal to the amount of its commitment as long as the obligation to purchase continues. Since the market value of both the securities subject to the Forward Commitment and the securities held in the segregated account may fluctuate, the use of the Forward Commitments may magnify the impact of interest rate changes on the Fund's net asset value.

	A Forward Commitment sale is covered if the Fund owns or has the right to acquire the underlying securities subject to the Forward Commitment. A Forward Commitment sale is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in value of a security which the Fund owns or has the right to acquire. In either circumstance, the Fund maintains in a segregated account (which is marked to market daily) either the security covered by the Forward Commitment or appropriate securities as required by the 1940 Act (which may have maturities which are longer than the term of the Forward
Commitment) with the Fund's custodian in an aggregate amount equal to the amount of its commitment as long as the obligation to sell continues. By entering into a Forward Commitment sale transaction, the Fund forgoes or reduces the potential for both gain and loss in the security which is being hedged by the Forward Commitment sale.

Forward Currency Contracts and Options on Currency (The
International Equity Fund)

	A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Fund may either accept or make delivery of the currency at the maturity of the forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale or an offsetting contract. The Fund engages in forward currency transactions in anticipation of, or to protect itself against fluctuations in exchange rates. The Fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in that currency but anticipates, and seeks to be protected against, decline in the currency against the U.S. dollar. Similarly, the Fund might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, the Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency which it anticipates purchasing.

	The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset, that is the subject of the hedge, generally will not be precise. In addition, the Fund may not always be able to enter into foreign currency forward contracts at attractive prices and this will limit the Fund's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to the Fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying the Fund's cross-hedges and the movements in the exchange rates of foreign currencies in which the Fund's assets that are the subject of such cross-hedges are denominated.

	Forward contracts are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and is consummated without payment of any commission. The Fund, however, may enter into forward contracts with deposit requirements or commissions.

	A put option on currency gives the Fund, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives the Fund, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. The Fund might purchase a currency put option, for example, to protect itself during the contract period against a decline in the value of a currency in which it holds or anticipates holding securities. If the currency's value should decline, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value of a currency in which the Fund anticipates purchasing securities.

	The Fund's ability to establish and close out positions in foreign currency options is subject to the existence of a liquid market. There can be no assurance that a liquid market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investment generally.

	A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Exchange markets for options on foreign currencies exist but are relatively new, and the ability to establish and close out positions on the exchanges is subject to maintenance of a liquid secondary market. Closing transactions may be effected with respect to options traded in the over-the-counter ("OTC") markets (currently the primary markets for options on foreign currencies) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. Although the Fund intends to purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. In such event, it may not be possible to effect closing transactions with respect to certain options, with the result that the Fund would have to exercise those options which it has purchased in order to realize any profit. The staff of the Securities and Exchange Commission ("SEC") has taken the position that, in general, purchased OTC options and the underlying securities used to cover written OTC options are illiquid securities. However, the Fund may treat as liquid the underlying securities used to cover written OTC options, provided it has arrangements with certain qualified dealers who agree that the Fund may repurchase any option it writes for a maximum price to be calculated by a predetermined formula. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Interest Rate Transactions (The International Equity Fund)

	Among the hedging transactions into which the Fund may enter are interest rate swaps and the purchase or sale of interest rate caps and floors. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as a hedge and not as a speculative investment. The Fund will not sell interest rate caps or floors that it does not own. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor.

	The Fund may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted but, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the Adviser and the Fund believe such obligations do not constitute senior securities and, accordingly will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by a custodian that satisfies the requirements of the 1940 Act. The Fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps.

	New options and futures contracts and various combinations thereof continue to be developed and the Fund may invest in any such options and contracts as may be developed to the extent consistent with its investment objective and regulatory requirements applicable to investment companies.

Use of Segregated and Other Special Accounts (The International
Equity Fund)


	Use of many hedging and other strategic transactions including currency and market index transactions by the Fund will require, among other things, that the Fund segregate cash, liquid securities or other assets with its Custodian, or a designated sub-custodian, to the extent the Fund's obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, appropriate securities as required by the 1940 Act at least equal to the current amount of the obligation must be segregated with the custodian or sub-custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. A call option on securities written by the Fund, for example, will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities that correlate with the index or to segregate liquid securities equal to the excess of the index value over the exercise price on a current basis. A put option on securities written by the Fund will require the Fund to segregate liquid securities equal to the exercise price. Except when the Fund enters into a forward contract in connection with the purchase or sale of a security denominated in a foreign currency or for other non-speculative purposes, which requires no segregation, a currency contract that obligates the Fund to buy or sell a foreign currency will generally require the Fund to hold an amount of that currency, liquid securities denominated in that currency equal to the Fund's obligations or to segregate liquid securities equal to the amount of the Fund's obligations.


	OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices, and OCC-issued and exchange-listed index options will generally provide for cash settlement, although the Fund will not be required to do so. As a result, when the Fund sells these instruments it will segregate an amount of assets equal to its obligations under the options. OCC-issued and exchange-listed options sold by the Fund other than those described above generally settle with physical delivery, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

	In the case of a futures contract or an option on a futures contract, the Fund must deposit initial margin and, in some instances, daily variation margin in addition to segregating assets sufficient to meet its obligations to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. These assets may consist of cash, cash equivalents, liquid securities or other acceptable assets. The Fund will accrue the net amount of the excess, if any, of its obligations relating to swaps over its entitlements with respect to each swap on a daily basis and will segregate with its custodian, or designated sub-custodian, an amount of cash or liquid securities having an aggregate value equal to at least the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

	Hedging and other strategic transactions may be covered by means other than those described above when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and hedging and other strategic transactions. The Fund could purchase a put option, for example, if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if it holds a futures contract or forward contract, the Fund could purchase a put option on the same futures contract or forward contract with a strike price as high or higher than the price of the contract held. Other hedging and other strategic transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

Loans of Portfolio Securities

	Each of the Funds may lend portfolio securities to unaffiliated brokers, dealers and financial institutions provided that cash equal to 100% of the market value of the securities loaned is deposited by the borrower with the particular Fund and is marked to market daily. While such securities are on loan, the borrower is required to pay the Fund any income accruing thereon. Furthermore, the Fund may invest the cash collateral in portfolio securities thereby increasing the return to the Fund as well as increasing the market risk to the Fund. A Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale. However, should the Fund believe that lending securities is in the best interests of the Fund's shareholders, it would consider withdrawing its shares from sale in any such state.

	Loans would be made for short-term purposes and subject to termination by the Fund in the normal settlement time, currently five business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund and its shareholders, but any gain can be realized only if the borrower does not default. Each Fund may pay reasonable finders', administrative and custodial fees in connection with a loan.

INVESTMENT RESTRICTIONS

	Each Fund has adopted the following restrictions which may not be changed with respect to any Fund without approval by the vote of a majority of such Fund's outstanding voting shares, which is defined by the 1940 Act as the lesser of (i) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (ii) more than 50% of the Fund's outstanding voting securities. The percentage limitations need only be met at the time the investment is made or after relevant action is taken.

The following restrictions apply to all Funds:

	A Fund shall not:

		1. Lend money except by the purchase of bonds or other debt obligations of types commonly offered publicly or privately and purchased by financial institutions, including investments in repurchase agreements. A Fund will not invest in repurchase agreements maturing in more than seven days
(unless subject to a demand feature) if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale) held by the Fund, exceeds 10% of the market or other fair value of its total net assets (15% in the case of the Emerging Growth Fund and the International Equity Fund); provided, however, that with respect to the Emerging Growth
Fund, the International Equity Fund, the Growth Fund, the
Growth and Income Fund and the Municipal Bond Fund, illiquid securities shall exclude shares of other open-end investment companies owned by the Fund but include the Fund's pro rata portion of the securities and other assets owned by any such company. See "Repurchase Agreements";

		2. Underwrite securities of other companies, except insofar as a Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933 (the "1933 Act") in the resale of any securities owned by the Fund;

		3. Lend its portfolio securities in excess of 10% (15% in the case of the Emerging Growth Fund and the International Equity Fund) of its total assets, both taken at market value, provided that any loans shall be in accordance with the guidelines established for such loans by the Trustees as described under "Loans of Portfolio
Securities," including the maintenance of collateral from the borrower equal at all times to the current market value of the securities loaned;

		4. With respect to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer
(except obligations of the U.S. Government, its agencies or instrumentalities and repurchase agreements secured thereby) or purchase more than 10% of the outstanding voting securities of any one issuer. Neither limitation shall apply to the acquisition of shares of other open-end investment companies by the Emerging Growth Fund, the International
Equity Fund, the Growth Fund, the Growth and Income Fund and the Municipal Bond Fund, to the extent permitted by rule or order of the SEC exempting them from the limitations imposed by Section 12(d)(1) of the 1940 Act;

		5. Invest more than 25% of the value of its total assets in securities of issuers in any particular industry;
provided, however, that with respect to the Emerging Growth
Fund, the International Equity Fund, the Growth Fund, the
Growth and Income Fund and the Municipal Bond Fund, this limitation shall exclude shares of other open-end investment companies owned by the Fund but include the Fund's pro rata portion of the securities and other assets owned by any such company. (This does not restrict any of the Funds from investing in obligations of the U.S. Government and repurchase agreements secured thereby); and

		6. With respect to all Funds other than the Emerging Growth Fund and the International Equity Fund, borrow in excess of 10% of the market or other fair value of its total assets, or pledge its assets to an extent greater than 5% of the market or other fair value of its total assets, provided that so long as any borrowing exceeds 5% of the value of the Fund's total assets, the Fund shall not purchase portfolio securities. Any such borrowings shall be from banks and shall be undertaken only as a temporary measure for extraordinary or emergency purposes. With respect to the Emerging Growth Fund, borrow money except temporarily from banks to facilitate payment of redemption requests and then only in amounts not exceeding 33 1/3% of its net assets, or pledge more than 10% of its net assets in connection with permissible borrowings or purchase additional securities when money borrowed exceeds 5% of its net assets. With respect to the International Equity Fund, borrow money from banks on a secured or unsecured basis, in excess of 25% of the value of its total assets. Deposits in escrow in connection with the writing of covered call or secured put options, or in connection with the purchase or sale of forward contracts, futures contracts, foreign currency futures and related options, are not deemed to be a pledge or other encumbrance. This restriction shall not prevent the International Equity Fund from entering into reverse repurchase agreements, provided that reverse repurchase agreements and any transactions constituting borrowing by the Fund may not exceed 33 1/3% of the Fund's net assets.
The International Equity Fund may not mortgage or pledge its assets except to secure borrowings permitted under this restriction.



The following restrictions apply to the Growth Fund, the Growth and Income Fund, the Government Fund and the Municipal Bond Fund:

	A Fund shall not:

		1. Make any investment in real estate, commodities or commodities contracts, or warrants except that the Growth
Fund, the Growth and Income Fund, the Government Fund and the Municipal Bond Fund may engage in transactions in futures and related options, the Government Fund may purchase or sell securities which are secured by real estate, and the Growth Fund may acquire warrants or other rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, although the Growth Fund may not invest more than 5% of its net assets in such securities valued at the lower of cost or market, nor more than 2% of its net assets in such securities (valued on such basis) which are not listed on the New York or American Stock Exchanges (warrants and rights represent options, usually for a specified period of time, to purchase a particular security at a specified price from the issuer). Warrants or rights acquired in units or attached to other securities are not subject to the foregoing limitations;

		2. Purchase securities on margin, except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by a Fund of an initial or variation margin in connection with futures contracts or related option transactions is not considered the purchase of a security on margin;

		3. Invest in securities of any company if any officer or trustee of the Trust or of the Adviser owns more than
 1/2 of 1% of the outstanding securities of such company, and such officers and trustees own more than 5% of the outstanding securities of such issuer;

		4. Invest in oil or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Growth Fund and the Growth and Income Fund, may invest in the securities of companies which invest in or sponsor such programs;

		5. Invest in companies for the purpose of acquiring control or management thereof;

		6. Invest in the securities of other open-end investment companies, or invest in the securities of closed-end investment companies except through purchase in the open market in a transaction involving no commission or profit to a sponsor or dealer (other than the customary brokers commission) or as part of a merger, consolidation or other acquisition, except that the Growth Fund, the Growth and Income Fund and the Municipal Bond Fund may acquire shares of other open-end investment companies to the extent permitted by rule or order of the SEC exempting them from the limitations imposed by Section 12(d)(1) of the 1940 Act;

		7. Purchase a restricted security or a security for which market quotations are not readily available if as a result of such purchase more than 5% of the Fund's assets would be invested in such securities; provided, however, that with respect to the Growth Fund, the Growth and Income
Fund and the Municipal Bond Fund, this limitation shall exclude shares of other open-end investment companies owned by the Fund but include the Fund's pro rata portion of the securities and other assets owned by any such company.
Illiquid securities include securities subject to legal or contractual restrictions on resale, which include repurchase agreements which have a maturity of longer than seven days.
This policy does not apply to restricted securities eligible for resale pursuant to Rule 144A under the 1933 Act which the Trustees or the Adviser under Board approved guidelines may determine are liquid nor does it apply to other securities for which, notwithstanding legal or contractual restrictions on resale, a liquid market exists;

		8. Invest more than 5% of its assets in companies having a record together with predecessors, of less than three years' continuous operation, except that the Growth
Fund, the Growth and Income Fund and the Municipal Bond
Fund, may acquire shares of other open-end investment companies to the extent permitted by rule or order of the SEC exempting them from the limitations imposed by
Section 12(d)(1) of the 1940 Act;

		9. Engage in option writing for speculative purposes or purchase call or put options on securities if, as a result, more than 5% of its net assets of the Fund would be invested in premiums on such options; and

		10. Purchase any security issued by any company deriving more than 25% of its gross revenues from the manufacture of alcohol or tobacco.


	The Trust has adopted additional investment restrictions, with respect to the above referenced Funds, which may be changed by the Trustees without a vote of shareholders, as follows:

	The Trust shall not make short sales of securities unless at the time of sale a Fund owns or has the right to acquire at no additional cost securities identical to those sold short; provided that this prohibition does not apply to the writing of options or the sale of forward contracts, futures, foreign currency futures or related options.

	Foreign Investments.  The Growth Fund and the Growth and
Income Fund may not invest in the securities of a foreign issuer if, at the time of acquisition, more than 20% of the value of the Fund's total assets would be invested in such securities.

	Futures Contracts and Options. In addition, the Growth Fund and the Growth and Income Fund may not write, purchase or sell puts, calls or combinations thereof, except that each Fund may
(a) write covered call options with respect to any part or all of its portfolio securities, write secured put options, or enter into closing purchase transactions with respect to such options,
(b) purchase and sell put options to the extent that the premiums paid for all such options do not exceed 10% of its total assets and only if the Fund owns the securities covered by the put option at the time of purchase, and (c) engage in futures contracts and related options transactions as described herein. The Growth Fund and the Growth and Income Fund may purchase put and call options which are purchased on an exchange in other markets, or currencies and, as developed from time to time, various futures contracts on market indices and other instruments. Purchasing options may increase investment flexibility and improve total return, but also risks loss of the option premium if an asset the Fund has the option to buy declines in value.

	The Government Fund may not write, purchase or sell puts, calls or combinations thereof, except that the Fund may (a) write covered or fully collateralized call options, write secured put options, and enter into closing or offsetting purchase transactions with respect to such options, (b) purchase and sell options to the extent that the premiums paid for all such options owned at any time do not exceed 10% of its total assets, and
(c) engage in futures contracts and related options transactions as described herein.

	The Municipal Bond Fund may engage in futures contracts and related options as described herein.

The following restrictions apply to the Emerging Growth Fund and the International Equity Fund:

	A Fund shall not:

		1. Make any investment in real estate, commodities or commodities contracts, except that each Fund may engage in transactions in forward commitments, futures contracts, foreign currency futures and related options and may purchase or sell securities which are secured by real estate or interests therein; or issued by companies; including real estate investment trusts, which invest in real estate or interests therein; and the International Equity Fund may engage in currency transactions; and

		2. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit a Fund from (i) making and collateralizing any permitted borrowings, (ii) making any permitted loans of its portfolio securities, or (iii) entering into repurchase agreements, utilizing options, futures contracts and foreign currency futures and options thereon, forward contracts, forward commitments and other investment strategies and instruments that would be considered "senior securities" but for the maintenance by the Fund of a segregated account with its custodian or some other form of "cover."

	The Trust has adopted additional investment restrictions with respect to the Emerging Growth Fund and the International Equity Fund, which may be changed by the Trustees without a vote of shareholders. These restrictions provide that a Fund shall not:

		1. Purchase securities on margin, except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by a Fund of an initial or variation margin in connection with forward contracts, futures contracts, foreign currency futures or related option transactions is not considered the purchase of a security on margin;

		2. Invest in securities of any company if any officer or trustee of the Trust or of the Adviser owns more than
 1/2 of 1% of the outstanding securities of such company, and such officers and trustees own more than 5% of the outstanding securities of such issuer;

		3. Invest in oil or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Emerging Growth Fund and the International
Equity Fund may invest in the securities of companies which invest in or sponsor such programs;

		4. Invest in companies for the purpose of acquiring control or management thereof;

		5. Invest in the securities of other open-end investment companies, or invest in the securities of closed-end investment companies except through purchase in the open market in a transaction involving no commission or profit to a sponsor or dealer (other than the customary brokers commission) or as part of a merger, consolidation or other acquisition, except that the Emerging Growth Fund and the International Equity Fund, may acquire shares of other open-end investment companies to the extent permitted by rule or order of the SEC exempting them from the limitations imposed by Section 12(d)(1) of the 1940 Act;

		6. Purchase an illiquid security if, as a result of such purchase, more than 15% of the Fund's net assets would be invested in such securities; provided, however, that with respect to the Emerging Growth Fund and the International
Equity Fund, this limitation shall exclude shares of other open-end investment companies owned by the Fund but include the Fund's pro rata portion of the securities and other assets owned by any such company. Illiquid securities include securities subject to legal or contractual restrictions on resale, which include repurchase agreements which have a maturity of longer than seven days. This policy does not apply to restricted securities eligible for resale pursuant to Rule 144A under the 1933 Act which the Trustees or the Adviser or Subadviser under Board-approved guidelines, may determine are liquid nor does it apply to other securities for which, notwithstanding legal or contractual restrictions on resale, a liquid market exists;

		7. Invest more than 5% of its assets in companies having a record together with predecessors, of less than three years' continuous operation, except that the Emerging
Growth Fund and the International Equity Fund, may acquire shares of other open-end investment companies to the extent permitted by rule or order of the SEC exempting them from the limitations imposed by Section 12(d)(1) of the 1940 Act;

		8. Except for the International Equity Fund, purchase any security issued by any company deriving more than 25% of its gross revenues from the manufacture of alcohol or tobacco;

		9. Make short sales of securities, unless at the time of sale a Fund owns or has the right to acquire at no additional cost securities identical to those sold short;
provided that this prohibition does not apply to the writing of options or the sale of forward contracts, futures, foreign currency futures or related options; and

		10. Invest more than 5% of its net assets in warrants or rights valued at the lower of cost or market, nor more than 2% of its net assets in warrants or rights (valued on such basis) which are not listed on the New York or American
Stock Exchanges. Warrants or rights acquired in units or attached to other securities are not subject to the foregoing limitations.

	Foreign Investments for Funds Other than the International Equity Fund. The Emerging Growth Fund may not invest in the securities of a foreign issuer if, at the time of acquisition, more than 20% of the value of the Fund's total assets would be invested in such securities.

	Futures Contracts and Options. In addition, the Emerging Growth Fund and the International Equity Fund may purchase put and call options which are purchased on an exchange in other markets, or currencies and, as developed from time to time, various futures contracts on market indices and other instruments. Purchasing options may increase investment flexibility and improve total return, but also risks loss of the option premium if an asset the Fund has the option to buy declines in value.

TRUSTEES AND OFFICERS

	The Trustees and executive officers and their principal occupations for the past five years are listed below.

TRUSTEES


	DONALD M. CARLTON, Trustee. Radian International L.L.C.,
8501 N. Mopac Blvd., Building No. 6, Austin, Texas 78759.
President and Chief Executive of Radian International L.L.C.
(chemical engineering). Director of National Instruments Corp. and Central and Southwest Corporation. Formerly Director of The
Hartford Steam Boiler Inspection and Insurance Company
(insurance/engineering services); 60.

	A. BENTON COCANOUGHER, Trustee. Texas A & M University, 601 Blocker Bldg., College Station, Texas 77843-4113. Dean of College of Business Administration and Graduate School of Business of Texas A & M University; Director of Randall's Food Markets, Inc.; Director of First American Bank; and Director of First American Savings Bank; 59.

	STEPHEN RANDOLPH GROSS, Trustee. 2625 Cumberland Parkway,
Suite 400, Atlanta, Georgia 30339. Managing Partner of Gross,
Collins & Cress, P.C. (accounting firm); Director of Charter Bank
& Trust; 50.

	HEATH B. McLENDON,* Trustee. Managing Director of Smith Barney; President and Director of the Adviser and Travelers Investment Adviser, Inc. ("TIA"); Chairman of Smith Barney Strategy Advisers Inc. Prior to July 1993, Senior Executive Vice President of Shearson Lehman Brothers Inc., Vice Chairman of Shearson Asset Management, Director of Pan-Agora Asset Management, Inc. and Pan-Agora Asset Management Limited; 64.

	ALAN G. MERTEN, Trustee. George Mason University, 4400 University Drive, Fairfax, Virginia 22030-4444. President of George Mason University. Director of Comshare, Inc. (information technology), and Tompkins County Trust Company, Ithaca, New York; formerly The Anne and Elmer Lindseth Dean of Johnson Graduate School of Management of Cornell University; 56.

	R. RICHARDSON PETTIT, Trustee. Department of Finance, College of Business, University of Houston, 4800 Calhoun, Houston, Texas 77204-6283. Duncan Professor of Finance of the University of Houston; formerly Hanson Distinguished Professor of Business of the University of Washington; 55.

	ALAN B. SHEPARD, JR., Trustee. 1512 Bonifacio Road, P.O. Box 63, Pebble Beach, California 93953-0063. President of Seven
Fourteen Enterprises, Inc. (investments); Partner of Houston
Partners (venture capital); Director and Vice Chairman of
Kwik-Kopy Corporation (printing); Director of Allied Waste
Industries (waste treatment).(1)(2); 74


*	Such Trustees are "interested persons" (within the meaning
of Section 2(a)(19) of the Investment Company Act of 1940).
Mr. McLendon is an interested person of the Adviser and the Trust by reason of his position with the Adviser.

OFFICERS


	Heath B. McLendon, President (See description under
"Trustees").

	Lewis E. Daidone, Senior Vice President and Treasurer (Age
40). Managing Director of Smith Barney; Director and Senior Vice President of MMC and TIA. Mr. Daidone serves as Senior Vice President and Treasurer of 42 Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York 10013.

	Sandip A. Bhagat, Vice President and Investment Officer (Age
37). President of TIMCO; prior to 1995, Senior Portfolio Manager for TIMCO. His address is One Tower Square, Hartford, Connecticut
06183-2030.

	James E. Conroy,  Vice President and Investment Officer (Age
46).  Managing Director of Smith Barney; prior to July 1993,
Managing Director of  Shearson Lehman Advisors ("SLA").  Mr.
Conroy serves as Investment Officer of four Smith Barney Mutual
Funds.  His address is 388 Greenwich Street, New York, New York
10013.

	Joseph P. Deane, Vice President and Investment Officer (Age
50).  Managing Director of Smith Barney; prior to July 1993,
Managing Director of SLA. Mr. Deane serves as Investment Officer of 8 Smith Barney Mutual Funds. His address is 388 Greenwich
Street, New York, New York  10013.

	R. Jay Gerken, Vice President and Investment Officer (Age
46).  Managing Director of Smith Barney; prior to July 1993,
Managing Director of SLA. Mr. Gerken is Vice President and
Investment Officer of two other Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York 10013.

	Jeffrey Russell, Vice President and Investment Officer (Age
40). Managing Director of Smith Barney;  Mr. Russell is Vice
President and Investment Officer of six other Smith Barney Mutual
Funds. His address is 388 Greenwich Street, New York, New York
10013.

	Larry Weissman, Vice President and Investment Officer; (Age 36 ). Managing Director of Smith Barney; Prior to October 1997,
Portfolio Manager of Newberger & Berman LLC; Prior to 1995,
Portfolio Manager of College Retirement Equities Fund.

	Christina T. Sydor, Secretary (Age 47). Managing Director of Smith Barney; General Counsel and Secretary of MMC and TIA. Ms. Sydor also serves as Secretary of 42 Smith Barney Mutual Funds.
Her address is 388 Greenwich Street, New York, New York 10013.



	As of February 12, 1998, the Trustees and officers of the Trust as a group own less than one percent of the outstanding shares of each Fund of the Trust. The Trustees who are not affiliated with the Adviser or Distributor initially will be
compensated by the Trust at the annual rate of $      plus a fee
of $      per day for each Board meeting attended. During the
fiscal period ended October 31, 1997, the Trustees who were not affiliated with the Adviser received as a group $19,936, $16,741, $191,675, $80,659, $30,342, and $21,772 in Trustees' fees from the
Emerging Growth Fund, the International Equity Fund, the Growth Fund, the Growth and Income Fund, the Government Fund, and the Municipal Bond Fund respectively, in addition to certain out-of-pocket expenses.



	Additional information regarding compensation paid by the Funds and the related mutual funds for which the Trustees serve as trustees noted above is set forth below. The compensation shown for the Funds is for the fiscal year ended October 31, 1997, while the total compensation shown for the Funds and other related mutual funds is for the calendar year ended December 31, 1997. Mr. McLendon is not compensated for his service as Trustee, because of his affiliation with the Adviser.



COMPENSATION TABLE


											Total(1)		Number of
									Pension or	Compensation	of Funds
									Retirement	From		For Which
									Benefits		Registrant	Trustee
					Aggregate Compensation		Accrued as	and Fund	Serves
					From Registrant(3)		Part of Fund	Paid		Within Fund
Name of Person		EM	INT	G	G/I	GVT	MB	Expenses(4)	to Directors	Complex
Dr. Donald M. Carlton	$2,464	$2,173	$15,811		$7,600	$3,082	$2,575	-	$33,703	1
Dr. A. Benton Cocanougher	2,210	1,949	14,181		6,816	2,764	2,309	-	30,229	1
Stephen Randolph Gross	2,692	2,375	17,278		8,305	3,368	2,814	-	36,832	1
Dr. Norman Hackerman(2)	   388	   137	16,.274		5,360	1,731	  652	-	24,543	0
Heath B. McLendon*	-	-	-		-	-	-	-	-	42
Robert D. H. Harvey(2)	407	   144	17,078		5,625	1,817	  684	-	25,757	0
Dr. Alan G. Merten		2,134	1,882	13,692		6,581	2,669	2,230	-	29,187	1
Dr. Steven Muller(2)	2,210	1,949	14,181		6,816	2,764	2,309	-	30,239	0
Dr. F. Robert Paulsen(2)	1,981	1,444	22,881		9,094	3,040	2,050	-	40,490	0
Dr. R. Richardson Pettit	2,184	2,184	14,018		6,738	2,733	2,283	-	30,139	1
Alan B. Shepard, Jr.	2,553	2,251	16,381		7,874	3,139	2,668	-	34,920	1
Miller Upton(2)		  383	  136	16,069		5,293	1,709	  644	-	24,254	0
Benjamin N. Woodson(2)	  330	  117	13,834		4,557	1,472	  554	-	20,863	0

--------------------------------------
*Represents Interested Trustee.

 (1)	Amounts reflected are for the calendar year ended
December 31, 1997.

(2)	Messrs. Hackerman, Harvey, Upton and Woodson retired as
Trustees on March 31, 1996. Mr. Paulsen retired as a Trustee on April 10, 1997. Mr. Muller retired as a Trustee on
January 2, 1998.

(3)	The Trustees of the Trust instituted a Retirement Plan
effective April 1, 1996. For the current Trustees not affiliated with the Adviser, the annual retirement benefit payable per year for a ten year period is based upon the highest total annual compensation received in any of the three calendar years preceding retirement. Trustees with more than five but less than ten years of service at retirement will receive a prorated reduced benefit.

(4)	Retirement Benefits accrued are $3,406, $777, $173,126,
$62,617, $21,389, and $7,794, per the Emerging 	Growth Fund, the
International Equity Fund, the Growth Fund, the Growth and Income
Fund, the Government 	Fund and the Municipal Bond Fund,
respectively, as part of each Fund's expenses.


Legend:

EM	= Emerging Growth Fund
INT	= International Equity Fund
G	= Growth Fund
G/I	= Growth and Income Fund
GVT	= Government Fund
MB	= Municipal Bond Fund

Legal Counsel

	Sullivan & Worcester LLP

INVESTMENT ADVISORY AGREEMENTS


	The Trust and the Adviser are parties to a separate Investment Advisory Agreement for each Fund (each, an "Advisory Agreement" and together, the "Advisory Agreements"). An investment advisory agreement with the Adviser and the Trust, on behalf of each Fund had been approved by the Board of Trustees of the Trust at a meeting held on June 10, 1997 and by shareholders of each Fund at a meeting held on December 18, 1997. Under the Advisory Agreements, the Trust retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. The Adviser is responsible for obtaining and evaluating economic, statistical, and financial data and for formulating and implementing investment programs in furtherance of each Fund's investment objectives. The Adviser also furnishes at no cost to the Trust (except as noted herein) the services of sufficient executive and clerical personnel for the Trust as are necessary to prepare registration statements, prospectuses, shareholder reports, and notices and proxy solicitation materials. In addition, the Adviser furnishes at no cost to the Trust the services of a President of the Trust, one or more Vice Presidents as needed, and a Secretary.


	Under the Advisory Agreements, the Trust bears the cost of its accounting services, which includes maintaining its financial books and records and calculating the daily net asset value of each Fund. The costs of such accounting services include the salaries and overhead expenses of a Treasurer or other principal financial officer and the personnel operating under his direction. The services are provided at cost which is allocated among all investment companies advised or subadvised by the Adviser. The Trust also pays transfer agency fees, custodian fees, legal fees, the costs of reports to shareholders and all other ordinary expenses not specifically assumed by the Adviser.

	The Trust retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under the relevant Advisory Agreement, the Trust pays the Adviser an annual fee for the Emerging Growth Fund, the Growth Fund and the Growth and Income Fund calculated separately for each Fund, at the rate of 0.65% of the first
$1 billion of the Fund's average daily net assets; 0.60% of the next $1 billion of the Fund's average daily net assets; 0.55% of the next $1 billion of the Fund's average daily net assets; 0.50% of the next $1 billion of the Fund's average daily net assets; and 0.45% of the Fund's average daily net assets in excess of $4 billion. The Trust pays the Adviser an annual fee for the International Equity Fund at the rate of 1.00% of the Fund's average daily net assets. This fee is higher than that charged by most other mutual funds but the Trust believes it is justified by the special international nature of the Fund and is not necessarily higher than the fees charged by certain mutual funds with investment goals and policies similar to those of the Fund. The Trust pays the Adviser an annual fee for the Government Fund at the rate of 0.60% of the first $1 billion of the Fund's average daily net assets; 0.55% of the next $1 billion of the Fund's average daily net assets; 0.50% of the next $1 billion of the Fund's average daily net assets; 0.45% of the next $1 billion of the Fund's average daily net assets; 0.40% of the next $1 billion of the Fund's average daily net assets; and 0.35% of the Fund's average daily net assets in excess of $5 billion. The Trust pays the Adviser an annual fee for the Municipal Bond Fund at the rate of 0.60% of the first $1 billion of the Fund's average daily net assets; 0.55% of the next $1 billion of the Fund's average daily net assets; 0.50% of the next $1 billion of the Fund's average daily net assets; and 0.45% of the Fund's average daily net assets in excess of $3 billion.

	The average daily net assets of each Fund are determined by taking the average of all of the determinations of net asset value of such Fund for each business day during a given calendar month. Such fee is payable for each calendar month as soon as practicable after the end of that month.

	The following table shows expenses paid under the relevant investment advisory agreement during the periods ended October 31, 1997, 1996 and 1995:


		Emerging	International		Growth &		Municipal
		Growth		Equity	Growth		Income	Government	Bond
October 31, 1997
Accounting Services	$37,198	$21,601	$420,043	$161,748	$55,786	$39,999
Gross Advisory Fees	904,959	267,897	20,533,544	7,574,209	1,702,968	704,693
Contractual Expense
  Reimbursement	--	--	--	--	--	--
Voluntary Expense
  Reimbursement	--	--	--	--	--	--

October 31, 1996
Accounting Services	$ 79,620	$ 30,600	$   406,931	$  168,039	$   93,056	$ 99,374
Gross Advisory Fees	376,436	130,149	17,148,560	6,017,204	1,883,666	728,210
Contractual Expense
  Reimbursement	--	130,149	--	--	--	--
Voluntary Expense
  Reimbursement	--	47,998	--	--	--	--

October 31, 1995
Accounting Services	$  6,356	$  4,807	$   277,991	$ 123,458	$   92,277	$ 90,522
Gross Advisory Fees	47,662	35,227	14,436,748	4,937,121	1,979,623	678,530
Contractual Expense
  Reimbursement	--	--	--	--	--	--
Voluntary Expense
  Reimbursement	--	--	--	--	--	--



	For these periods, Van Kampen American Capital Asset
Management Inc. ("VKAC") served as the Trust's investment adviser. Effective December 31, 1997, Mutual Management Corp. (formerly
Smith Barney Mutual Funds Management Inc.) replaced VKAC as investment adviser to each Fund of the Trust.


	The Advisory Agreements also provide that, in the event the ordinary business expenses of the Trust, calculated separately for each Fund, for any fiscal year should exceed the most restrictive expense limitation applicable in the states where the Trust's shares are qualified for sale, unless waived, the compensation due the Adviser will be reduced by the amount of such excess and that, if a reduction in and refund of the advisory fee is insufficient, the Adviser will pay the Trust monthly an amount sufficient to make up the deficiency, subject to readjustment during the year. Ordinary business expenses do not include (1) interest and taxes,
(2) brokerage commissions, (3) certain litigation and indemnification expenses as described in the Advisory Agreements and (4) payments made by a Fund pursuant to the Distribution
Plans. Each Fund's Advisory Agreement also provides that the Adviser shall not be liable to the Trust for any actions or omissions if it acted in good faith without negligence or misconduct. The Advisory Agreements also provide that the Adviser shall not be liable to the Trust for any actions or omissions if it acted in good faith without negligence or misconduct.

	Each Advisory Agreement has an initial term of two years and thereafter with respect to each Fund may be continued from year to year if specifically approved at least annually (a)(i) by the Trustees or (ii) by vote of a majority of the Fund's outstanding voting securities, and (b) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Advisory Agreements provide that they shall terminate automatically if assigned and that they may be terminated without penalty by either party on 60 days written notice.

	[Currently, the most restrictive applicable limitations are 2.50% of the first $30 million, 2% of the next $70 million, and 1.50% of the remaining average net assets. The Trust has received from California (the state with the most restrictive expense limitation) a waiver, effective retroactive to the inception of the Trust, which allows each Fund to exclude shareholder service costs from the calculation of the expense limitation.]

DISTRIBUTOR

	The Distributor acts as the principal underwriter of the shares of the Trust pursuant to a written agreement for the Funds ("Underwriting Agreement"). The Distributor has entered into a selling agreement with PFS Investments giving PFS Investments the exclusive right to sell shares of each Fund of the Trust on behalf of the Distributor. The Distributor's obligation is an agency or "best efforts" arrangement under which the Distributor is required to take and pay only for such shares of each Fund as may be sold to the public. The Distributor is not obligated to sell any stated number of shares. The Underwriting Agreement is renewable from year to year if approved (a) by the Trustees or by a vote of a majority of the Trust's outstanding voting securities, and (b) by the affirmative vote of a majority of Trustees who are not parties to the Agreement or interested persons of any party by votes cast in person at a meeting called for such purpose. The Underwriting Agreement provides that it will terminate if assigned, and that it may be terminated without penalty by either party on 60 days' written notice.



	The following table shows commissions paid, amounts retained by the Distributor and amounts received by PFS Investments during the periods ended October 31, 1997, 1996 and 1995.



		Emerging	International		Growth &		Municipal
		Growth		Equity		Growth	Income	Government	Bond
October 31, 1997
Total Underwriting
  Commissions	$3,846,082	$608,726	$18,002,508	$6,979,966	$808,858	$487,303
Amount Retained By
  Distributor	251,247	37,018	2,787,423	825,118	98,702	87,157
Amount Received By PFS
  Investments	3,594,835	571,708	15,215,088	6,154,848	710,156	400,146

October 31, 1996
Total Underwriting
  Commissions	$1,519,351	$235,791	$19,303,603	$5,144,500	$  950,019	$1,029,147
Amount Retained By
  Distributor	124,777	21,437	3,405,104	888,760	162,072	124,395
Amount Received By PFS
  Investments	1,394,574	214,354	15,898,499	4,255,740	1,173,867	904,752

October 31, 1995
Total Underwriting
  Commissions	$  569,333	$147,459	$21,001,021	$5,352,114	$1,871,172	$1,033,937
Amount Retained By
  Distributor	47,949	11,149	3,711,115	929,500	378,331	118,219
Amount Received By PFS
  Investments	521,384	136,310	17,289,906	4,422,614	1,492,841	915,718


	The Distributor bears the cost of printing (but not typesetting) prospectuses used in connection with this offering and the cost and expense of supplemental sales literature, promotion and advertising. The Trust pays all expenses attributable to the registrations of its shares under federal and state blue sky laws, including registration and filing fees, the cost of preparation of the prospectuses, related legal and auditing expenses, and the cost of printing prospectuses for current shareholders.



PORTFOLIO TURNOVER

	The portfolio turnover rate may vary greatly from year to year as well as within a year. Each Fund's portfolio turnover rate for prior years is shown under the "Financial Highlights" in the Prospectus.

DISTRIBUTION PLANS

	The Trust has adopted a Class A distribution plan and a Class B distribution plan (the "Class A Plan" and "Class B Plan," respectively) to permit each Fund directly or indirectly to pay expenses associated with servicing shareholders and in the case of the Class B Plan the distribution of its shares (the Class A Plan and the Class B Plan are sometimes referred to herein collectively as "Plans" and individually as a "Plan").

	With respect to the Class A Plan, each Fund is authorized to pay the Distributor, as compensation for the Distributor's services, a service fee at an annual rate of 0.25% of the average daily net assets of the Fund's Class A shares. Such fee shall be calculated and accrued daily and paid monthly. With respect to the Class A Plan, the Distributor intends to make payments thereunder only to compensate PFS Investments for personal service and the maintenance of shareholder accounts. With respect to the Class B Plan, authorized payments by each Fund include payments at an annual rate of 0.25% of the average daily net assets of the Class B shares to the Distributor for payments for personal service and/or the maintenance of shareholder accounts. With respect to the Class B Plan, authorized payments by each Fund also include payments at an annual rate of 0.75% of the average daily net assets of the Class B shares to the Distributor as compensation for providing sales and promotional activities and services.

	In reporting amounts expended under the Plans to the Trustees, the Distributor will allocate expenses attributable to the sale of both Class A and Class B shares to each class based on the ratio of sales of Class A and Class B shares to the sales of both classes of shares. The service fees paid by the Class A shares will not be used to subsidize the sale of Class B shares; similarly, the service fees, if any, and distribution fees paid by the Class B shares will not be used to subsidize the sale of Class A shares.

	As required by Rule 12b-1 under the 1940 Act, each Plan and the forms of servicing agreements were approved by the Trustees, including a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of any of the Plans or in any agreements related to each Plan ("Independent Trustees"). In approving each Plan in accordance with the requirements of Rule 12b-1, the Trustees determined that there is a reasonable likelihood that each Plan will benefit the Trust and its shareholders.

	Each Plan requires the Distributor to provide the Trustees at least quarterly with a written report of the amounts expended pursuant to each Plan and the purposes for which such expenditures were made. Unless sooner terminated in accordance with its terms, the Plans will continue in effect for a period of one year and thereafter will continue in effect so long as such continuance is specifically approved at least annually by the Trustees, including a majority of Independent Trustees.

	Each Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting shares of the respective class. Any change in any of the Plans that would materially increase the distribution or service expenses borne by the Trust requires shareholder approval, voting separately by class; otherwise, it may be amended by a majority of the Trustees, including a majority of the Independent Trustees, by vote cast in person at a meeting called for the purpose of voting upon such amendment. So long as the Plan is in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

	With respect to each Plan, the Trustees considered all compensation that the Distributor would receive under the Plan and the Underwriting Agreement, including service fees and, as applicable, initial sales charges, distribution fees and contingent deferred sales charges. The Trustees also considered the benefits that would accrue to the Distributor under each Plan in that the Distributor would receive service fees and distribution fees and the Adviser would receive advisory fees which are calculated based upon a percentage of the average net assets of each Fund, which fees would increase if the Plans were successful and each Fund attained and maintained significant asset levels.


	For the fiscal year ended October 31, 1997, the aggregate expenses for the Emerging Growth Fund under the Fund's Class A Plan were $193,021 or 0.25%, respectively, of the Class A shares' average net assets. Such expenses were paid to reimburse the Distributor for payments made to Service Organizations for servicing Fund shareholders and for administering the Class A Plan. For the fiscal year ended October 31, 1997, the Fund's aggregate expenses under the Class B Plan were $587,117 or 1.00% of the Class B shares' average net assets. Such expenses were paid to reimburse the Distributor for the following payments: $146,779 for commissions and transaction fees paid to broker-dealers and other Service Organizations in respect of sales of Class B shares of the Fund and $440,338 for fees paid to Service Organizations for servicing Class B shareholders and administering the Class B Plan.



	For the fiscal year ended October 31, 1997, the aggregate expenses for the International Equity Fund under the Fund's
Class A Plan were $36,192 or 0.25%, respectively, of the Class A shares' average net assets. Such expenses were paid to reimburse the Distributor for payments made to Service Organizations for servicing Fund shareholders and for administering the Class A Plan. For the fiscal year ended October 31, 1997, the Fund's aggregate expenses under the Class B Plan were $113,854 or 1.00% of the Class B shares' average net assets. Such expenses were paid to reimburse the Distributor for the following payments: $28,464 for commissions and transaction fees paid to broker-dealers and other Service Organizations in respect of sales of Class B shares of the Fund and $85,390 for fees paid to Service Organizations for servicing Class B shareholders and administering the Class B Plan.



	For the fiscal year ended October 31, 1997, the aggregate expenses for the Growth Fund under the Class A Plan were $192,932 or 0.25%, respectively, of the Class A shares' average net assets. Such expenses were paid to reimburse the Distributor for payments made to Service Organizations for servicing Fund shareholders and for administering the Class A Plan. For the fiscal year ended October 31, 1997, the Fund's aggregate expenses under the Class B Plan were $999,572 or 1.00% of the Class B shares' average net assets. Such expenses were paid to reimburse the Distributor for the following payments: $249,893 for commissions and transaction fees paid to broker-dealers and other Service Organizations in respect of sales of Class B shares of the Fund and $749,679 for fees paid to Service Organizations for servicing Class B shareholders and administering the Class B Plan.



	For the fiscal year ended October 31, 1997, the aggregate expenses for the Growth and Income Fund under the Fund's Class A Plan were $137,612 or 0.25%, respectively, of the Class A shares' average net assets. Such expenses were paid to reimburse the Distributor for payments made to Service Organizations for servicing Fund shareholders and for administering the Class A Plan. For the fiscal year ended October 31, 1997, the Fund's aggregate expenses under the Class B Plan were $752,643 or 1.00% of the Class B shares' average net assets. Such expenses were paid to reimburse the Distributor for the following payments: $188,161 for commissions and transaction fees paid to broker-dealers and other Service Organizations in respect of sales of Class B shares of the Fund and $564,482 for fees paid to Service Organizations for servicing Class B shareholders and administering the Class B Plan.



	For the fiscal year ended October 31, 1997, the aggregate expenses for the Government Fund under the Fund's Class A Plan were $30,357 or 0.25%, respectively, of the Class A shares' average net assets. Such expenses were paid to reimburse the Distributor for payments made to Service Organizations for servicing Fund shareholders and for administering the Class A Plan. For the fiscal year ended October 31, 1997, the Fund's aggregate expenses under the Class B Plan were $128,349 or 1.00% of the Class B shares' average net assets. Such expenses were paid to reimburse the Distributor for the following payments: $32,087 for commissions and transaction fees paid to broker-dealers and other Service Organizations in respect of sales of Class B shares of the Fund and $96,262 for fees paid to Service Organizations for servicing Class B shareholders and administering the Class B Plan.



	For the fiscal year ended October 31, 1997, the aggregate expenses for the Municipal Bond Fund under the Fund's Class A Plan were $13,371 or 0.25%, respectively, of the Class A shares' average net assets. Such expenses were paid to reimburse the Distributor for payments made to Service Organizations for servicing Fund shareholders and for administering the Class A Plan. For the fiscal year ended October 31, 1997, the Fund's aggregate expenses under the Class B Plan were $16,121 or 1.00% of the Class B shares' average net assets. Such expenses were paid to reimburse the Distributor for the following payments: $4,030 for commissions and transaction fees paid to broker-dealers and other Service Organizations in respect of sales of Class B shares of the Fund and $12,091 for fees paid to Service Organizations for servicing Class B shareholders and administering the Class B Plan.


PORTFOLIO TRANSACTIONS AND BROKERAGE

	The Adviser is responsible for decisions to buy and sell securities for the Trust and for the placement of its portfolio business and the negotiation of any commissions paid on such transactions. It is the policy of the Advisers to seek the best security price available with respect to each transaction. In over-the-counter transactions, orders are placed directly with a principal market maker unless it is believed that a better price and execution can be obtained by using a broker. Except to the extent that the Trust may pay higher brokerage commissions for brokerage and research services (as described below) on a portion of its transactions executed on securities exchanges, the Adviser seeks the best security price at the most favorable commission rate. From time to time, the Fund may place brokerage transactions with affiliated persons of the Adviser. In selecting broker/dealers and in negotiating commissions, the Adviser considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to firms which also provide research services to the Trust or the Adviser.

	Section 28(e) of the Securities Exchange Act of 1934 ("Section 28(e)") permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a securities transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include
(a) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts, (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody), and
(d) furnishing other products or services that assist the Adviser or the Subadviser in fulfilling their investment-decision making responsibilities.

	Pursuant to provisions of the relevant Advisory Agreement, the Trustees have authorized the Adviser to cause the Trust to incur brokerage commissions in an amount higher than the lowest available rate in return for research services provided to the Adviser. The Adviser is of the opinion that the continued receipt of supplemental investment research services from dealers is essential to its provision of high quality portfolio management services to the Trust. The Adviser undertakes that such higher commissions will not be paid by the Trust unless (a) the Adviser determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of the Adviser's overall responsibilities with respect to the accounts as to which it exercises investment discretion, (b) such payment is made in compliance with the provisions of
Section 28(e) and other applicable state and federal laws, and (c) in the opinion of the Adviser, the total commissions paid by the Trust are reasonable in relation to the expected benefits to the Trust over the long term. The investment advisory fees paid by the Trust under the Advisory Agreements are not reduced as a result of the Adviser's receipt of research services.

	Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking best execution and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Trust as a factor in the selection of firms to execute portfolio transactions for the Trust.

	The Adviser places portfolio transactions for other advisory accounts including other investment companies. Research services furnished by firms through which the Trust effects its securities transactions may be used by the Adviser in servicing all of its accounts; not all of such services may be used by the Adviser in connection with the Trust. In the opinion of the Adviser, the benefits from research services to the Funds of the Trust and to the accounts managed by the Adviser cannot be measured separately. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of the lowest available rate paid by each account for brokerage and research services will vary. However, in the opinion of the Adviser, such costs to the Trust will not be disproportionate to the benefits received by the Trust on a continuing basis.

	The Adviser will seek to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Trust and other accounts that the Adviser may establish in the future. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Trust. In making such allocations among the Trust and other advisory accounts, the main factors considered by the Adviser is the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and opinions of the persons responsible for recommending the investment.



	The following table summarizes for each Fund the total brokerage commissions paid, the amount of commissions paid to brokers selected primarily on the basis of research services provided to the Adviser and the value of these specific transactions.


	Emerging	International		Growth &			Municipal
	Growth		Equity		Growth	Income		Government	Bond
1997
Total Brokerage Commissions	$185,242		$10,105,482	$2,428,087	$140,190 	--
Commissions for Research
  Services	77,926	--	3,257,868	759,080		--
Value of Research
  Transactions	90,303,044	--	1,471,817,568	612,451,022	--	--

1996
Total Brokerage Commissions	$    99,218	$94,895	$   10,114,647	$
2,273,725	$160,181	--
Commissions for Research
  Services	73,884	--	3,194,442	896,669	--	--
Value of Research
  Transactions	13,016,975	--	2,657,952,353	821,323,593	--	--

1995
Total Brokerage Commissions	$    33,144	$51,642	$11,276,872	$2,443,026	$125,499	--
Commissions for Research
  Services	27,920	--	2,878,071	880,873	--	--
Value of Research
  Transactions	24,893,286	--	1,995,983,303	524,158,962	--	--


	The Funds may from time to time place brokerage transactions with brokers that may be considered affiliated persons of the Adviser or the Distributor. Such affiliated persons include Smith Barney Inc. ("Smith Barney") and Robinson Humphrey, Inc.
("Robinson Humphrey", [Effective October 31, 1996, Morgan Stanley Group Inc. ("Morgan Stanley") became an affiliate of VKAC.
Effective May 31, 1997, Dean Witter Discover & Co. ("Dean Witter") became an affiliate of VKAC.] The negotiated commission paid to an affiliated broker on any transaction would be comparable to that payable to a non-affiliated broker in a similar transaction.



The Funds paid the following commissions to these brokers during the periods shown:

Commissions Paid:


			Robinson	Smith	Morgan	Dean
Fiscal 1997 Commissions	Humphrey	Barney	Stanley	Witter
Emerging Growth	--	--	--	--
International Equity	--	--	$  9,368	--
Growth			$4,500	$327,320	  20,688	$17,100
Growth & Income	--	    90,639	     375	--
Government		--	    27,848	--	--
Municipal Bond		--	--	--	--


Fiscal 1997 Percentage

Emerging Growth	--	--	--	--
International Equity	--	--	8.14%	--
Growth			0.04%	3.24%	0.20%	0.17%
Growth & Income	--	3.73%	0.02%	--
Government		--	19.86%	--	--
Municipal Bond		--	--	--	--


Valuation of transactions with
affiliates to total transactions

Emerging Growth	--	--	--	--
International Equity	--	--	1.43%	--
Growth	0%		0.04%	0%	0.28%
Growth & Income	--	--	0%	--
Government		--	2.34%	--	--
Municipal Bond		--	--	--	--


Fiscal 1996 Commissions

Emerging Growth	--	$   1,835
International Equity	--	--
Growth			$7,200	 240,982
Growth & Income	2,400	   92,761
Government		--	   28,322
Municipal Bond		--	--

			Robinson	Smith
Fiscal 1996 Percentages	Humphrey	Barney
Emerging Growth	--	 1.87%
International Equity	--	--
Growth	0.07%	 2.38%
Growth & Income	0.10%	 4.08%
Government	--	17.68%
Municipal Bond	--	--

 Value of transactions with	Robinson	Smith
affiliates to total transactions	 Humphrey	Barney
Emerging Growth	--	--
International Equity	--	--
Growth	--	0.002%
Growth & Income	--	0.027%
Government	--	4.65%
Municipal Bond	--	5.35%

			Robinson	Smith
Fiscal 1995 Commissions	Humphrey	Barney
Emerging Growth	$   --	$     310
International Equity	--	    1,077
Growth	5,250	253,827
Growth & Income	  189	118,952
Government	--	  20,942
Municipal Bond	--	--

			Robinson	Smith
Fiscal 1995 Percentages	Humphrey	Barney
Commissions with affiliates
to total commissions
	Emerging Growth	--	  0.94%
	International Equity	--	  2.10%
	Growth	0.05%	  2.25%
	Growth & Income	0.01%	  4.87%
	Government	--	16.69%
	Municipal Bond	--	--

 Value of transactions with	Robinson	Smith
affiliates to total transactions	 Humphrey	Barney
Emerging Growth	--	0.35%
International Equity	--	1.23%
Growth	0.03%	7.40%
Growth & Income	--	10.52%
Government	--	15.55%
Municipal Bond	--	--


DETERMINATION OF NET ASSET VALUE

	The net asset value of the shares of each Fund is determined as of the close of the New York Stock Exchange (the "Exchange")
(currently 4:00 p.m., New York time) on each business day on which the Exchange is open.



The Emerging Growth Fund, The International Equity Fund, The
Growth Fund and The Growth and Income Fund Net Asset Valuation

	The net asset value of each Fund is computed by (i) valuing securities listed or traded on a national securities exchange at the last reported sales price, or if there has been no sale that day at the last reported bid price, using prices as of the close of trading on the Exchange, (ii) valuing unlisted securities for which over-the-counter market quotations are readily available at the most recent bid price as supplied by the National Association of Securities Dealers Automated Quotations (NASDAQ) or by broker-dealers, and (iii) valuing any securities for which market quotations are not readily available, and any other assets at fair value as determined in good faith by the Trustees. Options on stocks, options on stock indexes and stock index futures contracts and options thereon, which are traded on exchanges, are valued at their last sales or settlement price as of the close of such exchanges, or, if no sales are reported, at the mean between the last reported bid and asked prices. Debt securities with a remaining maturity of 60 days or less are valued on an amortized cost basis which approximates market value.

	Foreign securities trading may not take place on all days on which the Exchange is open. Further, trading takes place in various foreign markets on days on which the Exchange is not open. Accordingly, the determination of the net asset value of a Fund may not take place contemporaneously with the determination of the prices of investments held by such Fund. Events affecting the values of investments that occur between the time their prices are determined and 4:00 p.m. Eastern time on each day that the Exchange is open will not be reflected in a Fund's net asset value unless the Adviser, under the supervision of the Trustees, determines that the particular event would materially affect net asset value. As a result, a Fund's net asset value may be significantly affected by such trading on days when a shareholder has no access to the Funds.

Government Fund Net Asset Valuation

	U.S. Government securities are traded in the over-the-counter market and are valued at the last available bid price. Such valuations are based on quotations of one of more dealers that make markets in the securities as obtained from such dealers or from a pricing service. Options and interest rate futures contracts and options thereon, which are traded on exchanges, are valued at their last sales or settlement price as of the close of such exchanges, or, if no sales are reported, at the mean between the last reported bid and asked prices. Securities with a remaining maturity of 60 days or less are valued on an amortized cost basis which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trustees. Such valuations and procedures will be reviewed periodically by the Trustees.

The Municipal Bond Fund Net Asset Valuation

	Municipal Bonds owned by the Fund are valued by an independent pricing service ("Service"). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at such quoted bid prices (as obtained by the Service from dealers in such securities). Other investments are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service may employ electronic data processing techniques and/or a matrix system to determine valuations. Any assets which are not valued by the Service would be valued at fair value using methods determined in good faith by the Trustees.


General

	The assets belonging to the Class A, Class B and Class 1 shares of each Fund will be invested together in a single portfolio. The net asset value of each class will be determined separately by subtracting the expenses and liabilities allocated to that class.

PURCHASE AND REDEMPTION OF SHARES

	The following information supplements the sections in the Funds' Prospectus captioned "Purchase of Shares" and "Redemption of Shares."

Purchase of Shares

	Shares of each Fund are sold in a continuous offering and may be purchased on any business day through PFS Investments.

Alternative Sales Arrangement

	Each Fund issues two classes of shares: Class A shares are subject to an initial sales charge and Class B shares are sold at net asset value and are subject to a contingent deferred sales charge. Each Fund offers Class 1 shares only to accounts of previously established shareholders or members of a family unit comprising husband, wife and minor children, and Class 1 shareholders of other Common Share Funds exchanging their Class 1 shares for Class 1 shares of the Fund. The classes of shares each represent interests in the same Fund's portfolio of investments, have the same rights and are identical in all respects, except that Class B shares bear the expenses of the deferred sales arrangements, distribution fees, and any expenses (including any incremental transfer agency costs) resulting from such sales arrangements, and except that each class has exclusive voting rights with respect to the Rule 12b-1 distribution plan pursuant to which its distribution fees are paid.

	During special promotions, the entire sales charge on Class A shares may be reallowed to dealers, and at such times PFS
Investments may be deemed to be an underwriter for purposes of the 1933 Act.

Investments by Mail

	A shareholder investment account may be opened by completing the application accompanying the Prospectus and forwarding the application, through PFS Investments to the Transfer Agent at 3100 Breckinridge Boulevard, Bldg. 200, Duluth, Georgia 30199-0062. The account is opened only upon acceptance of the application by the Transfer Agent. The minimum initial investment of $250 or more in the form of a check payable to the Trust, must accompany the application. This minimum may be waived by the Distributor for plans involving continuing investments. Subsequent investments of $25 or more may be mailed directly to the Transfer Agent. All such investments are made at the public offering price of the Fund's shares next computed following receipt of payment by the Transfer Agent. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Transfer Agent to the shareholder.

	In processing applications and investments, the Transfer Agent acts as agent for the investor and for PFS Investments and also as agent for the Distributor, in accordance with the terms of the Prospectus. If the Transfer Agent ceases to act as such, a successor company named by the Trust will act in the same capacity so long as the account remains open.


Cumulative Purchase Discount

	The reduced sales load reflected in the sales charge table as shown in the Prospectus applies to purchases of Class A and Class 1 shares of the Emerging Growth Fund, the International Equity Fund, the Growth Fund, the Growth and Income Fund, the Government Fund and the Municipal Bond Fund. An aggregate investment includes all shares of all of the above Funds and shares of other Common Sense Funds previously purchased and still owned, plus the shares being purchased. The current offering price is used to determine the value of all such shares. The same reduction is applicable to purchases under a Letter of Intent as described in the next paragraph. PFS Investments must notify the Distributor at the time an order is placed for a purchase which would qualify for the reduced charge on the basis of previous purchases. Similar notification must be given in writing when such an order is placed by mail. The reduced sales charge will not be applied if such notification is not furnished at the time of the order. The reduced sales charge will also not be applied unless the records of the Distributor or the Transfer Agent confirm the investor's representations concerning his holdings.

Letter of Intent

	A Letter of Intent applies to purchases of Class A and Class 1 shares of all Funds. When an investor submits a Letter of Intent to attain an investment goal within a 13-month period, the Transfer Agent escrows shares totaling 5% of the dollar amount of the Letter of Intent in the name of the investor. The Letter of Intent does not obligate the investor to purchase the indicated amount. In the event the Letter of Intent goal is not achieved within the 13-month period, the investor is required to pay the difference between the sales charge otherwise applicable to the purchases made during this period and the sales charge actually paid. Such payment may be made directly to the Distributor or, if not paid, the Distributor will liquidate sufficient escrow shares to obtain such difference. If the goal is exceeded in an amount which qualifies for a lower sales charge, a price adjustment is made at the end of the 13-month period by refunding to the investor the amount of excess sales commissions, if any, paid during the 13-month period.

Waiver of Contingent Deferred Sales Charge ("CDSC")

	The CDSC is waived on redemptions of Class A and Class B shares in the circumstances described below:

  (a)  Redemption Upon Disability or Death

	The Trust may waive the CDSC on redemptions following the death or disability of a Class A or Class B shareholder. An individual will be considered disabled for this purpose if he or she meets the definition thereof in Section 72(m)(7) of the Code, which in pertinent part defines a person as disabled if such person "is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration." While the Trust does not specifically adopt the balance of the Code's definition which pertains to furnishing the Secretary of Treasury with such proof as he or she may require, the Distributor will require satisfactory proof of death or disability before it determines to waive the CDSC.

	In cases of disability or death, the CDSC may be waived where the decedent or disabled person is either an individual shareholder or owns the shares as a joint tenant with right of survivorship or is the beneficial owner of a custodial or fiduciary account, and where the redemption is made within one year of the death or initial determination of disability. This waiver of the CDSC applies to a total or partial redemption, but only to redemptions of shares held at the time of the death or initial determination of disability.

  (b)  Redemption in Connection with Certain Distributions from
Retirement Plans

	The Trust may waive the CDSC when a total or partial redemption is made in connection with certain distributions from Retirement Plans. The charge may be waived upon the tax-free rollover or transfer of assets to another Retirement Plan invested in one or more of the Funds; in such event, as described below, the Fund will "tack" the period for which the original shares were held on to the holding period of the shares acquired in the transfer or rollover for purposes of determining what, if any, CDSC is applicable in the event that such acquired shares are redeemed following the transfer or rollover. The charge also may be waived on any redemption which results from the return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code, the return of excess deferral amounts pursuant to Code
Section 401(k)(8) or 402(g)(2), or from the death or disability of the employee (see Code Section 72(m)(7) and 72(t)(2)(A)(ii)). In addition, the charge may be waived on any minimum distribution required to be distributed in accordance with Code
Section 401(a)(9).

	The Trust does not intend to waive the CDSC for any distributions from IRAs or other Retirement Plans not specifically described above.


  (c)  Redemption Pursuant to the Trust's Systematic Withdrawal
Plan

	A shareholder may elect to participate in a systematic withdrawal plan ("Plan") with respect to the shareholder's investment in a Fund. Under the Plan, a dollar amount of a participating shareholder's investment in the Fund will be redeemed systematically by the Fund on a periodic basis, and the proceeds mailed to the shareholder. The amount to be redeemed and frequency of the systematic withdrawals will be specified by the shareholder upon his or her election to participate in the Plan. The CDSC may be waived on redemptions made under the Plan.

	The amount of the shareholder's investment in a Fund at the time the election to participate in the Plan is made with respect to the Fund is hereinafter referred to as the "initial account balance." The amount to be systematically redeemed from such Fund without the imposition of a CDSC may not exceed a maximum of 12% annually of the shareholder's initial account balance. The Trust reserves the right to change the terms and conditions of the Plan and the ability to offer the Plan.

  (d)  Involuntary Redemptions of Shares in Accounts that Do Not
Have the Required Minimum Balance

	The Trust reserves the right to redeem shareholder accounts with balances of less than a specified dollar amount as set forth in the Prospectus. Prior to such redemptions, shareholders will be notified in writing and allowed a specified period of time to purchase additional shares to bring the account up to the required minimum balance. Any involuntary redemption may only occur if the shareholder account is less than the amount specified in the Prospectus due to shareholder redemptions. The Trust may waive the CDSC upon such involuntary redemption.

  (e)  Redemption by Adviser

	The Trust may waive the CDSC when a total or partial redemption is made by the Adviser with respect to its investments in a Fund.

Redemption of Shares

	Redemptions are not made on days during which the Exchange is closed. The right of redemption may be suspended and the payment therefor may be postponed for more than seven days during any period when (a) the Exchange is closed for other than customary weekends or holidays; (b) trading on the Exchange is restricted; (c) an emergency exists as a result of which disposal by the Trust of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Trust to fairly determine the value of its net assets; or (d) the SEC, by order, so permits.

EXCHANGE PRIVILEGE

	The following supplements the discussion of "Shareholder
Services -- Exchange Privilege" in the Prospectus:

	By use of the exchange privilege, the investor authorizes the Transfer Agent to act on written exchange instructions from any person representing himself to be the investor or the agent of the investor and believed by the Transfer Agent to be genuine. The Transfer Agent's records of such instructions are binding.

	For purposes of determining the sales charge rate previously paid on Class A and Class 1 shares of a Fund, all sales charges paid on the exchanged security and on any security previously exchanged for such security or for any of its predecessors shall be included. If the exchanged security was acquired through reinvestment, that security is deemed to have been sold with a sales charge rate equal to the rate previously paid on the security on which the dividend or distribution was paid. If a shareholder exchanges less than all of his securities, the security upon which the highest sales charge rate was previously paid is deemed exchanged first.

	Exchange requests received on a business day prior to the time shares of a Fund involved in the request are priced will be processed on the date of receipt. "Processing" a request means that shares in a fund from which the shareholder is withdrawing an investment will be redeemed at the net asset value per share next determined on the date of receipt. Shares of the new fund into which the shareholder is investing will also normally be purchased at the net asset value per share, plus any applicable sales charge, next determined on the date of receipt. Exchange requests received on a business day after the time shares of the Funds involved in the request are priced will be processed on the next business day in the manner described above.

DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES


	The Emerging Growth Fund, the International Equity Fund and the Growth Fund distribute dividends and capital gains annually; the Growth and Income Fund declares and pays dividends quarterly. The Government Fund and the Municipal Bond Fund declare and distribute dividends monthly substantially all of their net investment income to shareholders. The per share dividends on Class B shares of each Fund will be lower than the per share dividends on Class A and Class 1 shares as a result of the distribution fees and incremental transfer agency fees, if any, applicable to the Class B shares. Each Fund intends similarly to distribute to shareholders any taxable net realized capital gains. Taxable net realized capital gains are the excess, if any, of the Fund's total profits on the sale of securities during the year over its total losses on the sale of securities, including capital losses carried forward from prior years in accordance with the tax laws. Such capital gains, if any, are distributed at least once a year. All income dividends and capital gains distributions are reinvested in shares of a Fund at net asset value without sales charge on the record date, except that any shareholder may otherwise instruct the shareholder service agent in writing and receive cash. Shareholders are informed as to the sources of distributions at the time of payment.


	Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Code. By so qualifying, a Fund will not be subject to federal income taxes on amounts paid by it as dividends and distributions to shareholders. If any Fund were to fail to qualify as a regulated investment company under the Code, all of its income (without deduction for income dividends or capital gain distributions paid to shareholders) would be subject to tax at corporate rates. Each Fund expects to be treated as a separate entity for purposes of determining federal tax treatment.

	The Code permits a regulated investment company whose assets consist primarily of tax-exempt Municipal Bonds to pass through to its investors, tax-exempt, net Municipal Bond interest income. In order for the Municipal Bond Fund to be eligible to pay exempt-interest dividends during any taxable year, at the close of each fiscal quarter, at least 50% of the aggregate value of the Fund's assets must consist of exempt-interest obligations. In addition, the Fund must distribute at least (i) 90% of the excess of its exempt-interest income over certain disallowed deductions, and (ii) 90% of its "investment company taxable net income" (i.e., its ordinary taxable income and the excess, if any, of its net short-term capital gains over any net long-term capital losses) recognized by the Fund during the taxable year.

	Not later than 60 days after the close of its taxable year, the Municipal Bond Fund will notify its shareholders of the portion of the dividends paid by the Fund to the shareholders for the taxable year which constitutes exempt interest dividends. The aggregate amount of dividends so designated cannot exceed, however, the excess of the amount of interest exempt from tax under Section 103 of the Code received by the Fund during the year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Since the percentage of dividends which are "exempt-interest" dividends is determined on an average annual method for the fiscal year, the percentage of income designated as tax-exempt for any particular dividend may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the dividend.

	Although exempt-interest dividends generally may be treated by the Municipal Bond Fund's shareholders as items of interest excluded from their gross income, each shareholder is advised to consult his or her tax adviser with respect to whether exempt-interest dividends retain this exclusion if the shareholder should be treated as a "substantial user" or a "related person" with respect to any of the tax-exempt obligations held by the Fund. "Substantial user" is defined under U.S. Treasury
Regulations to include a non-exempt person who regularly uses in his trade or business a part of any facilities financed with the tax-exempt obligations and whose gross revenues derived from such facilities exceed five percent of the total revenues derived from the facilities by all users, or who occupies more than five percent of the usable area of the facilities or for whom the facilities or a part thereof were specifically constructed, reconstructed or acquired. Examples of "related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

	Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Bond Fund is not deductible for federal income tax purposes if the Fund distributes exempt-interest dividends during the shareholder's taxable year. If a shareholder receives an exempt-interest dividend with respect to any shares and such shares are held for six months or less, any capital loss on the sale or exchange of the shares will be disallowed to the extent of the amount of such exempt-interest dividend.

	If, during any taxable year, the Municipal Bond Fund realizes net capital gains (the excess of net long-term capital gains over net short-term capital losses) from the sale or other disposition of Municipal Bonds or other assets, the Fund will have no tax liability with respect to such gains if they are distributed to shareholders. Distributions designated as capital gains dividends are taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held his or her shares. Not later than 60 days after the close of the Fund's taxable year, the Fund will send to its shareholders a written notice designating the amount of any distributions made during the year which constitute capital gain.

	While the Municipal Bond Fund expects that a major portion of its investment income will constitute tax-exempt interest, a portion may consist of "investment company taxable income" and "net capital gains". As pointed out above, the Fund will be subject to tax for any year on its undistributed investment company taxable income and net capital gains.

	Each Fund is subject to a 4% excise tax to the extent it fails to distribute to its shareholders during any calendar year at least (1) 98% of its ordinary taxable income for the twelve months ended December 31, plus (2) 98% of its capital gain net income for the twelve months ended October 31 of such year. Each Fund intends to distribute sufficient amounts to avoid liability for the excise tax.

	The Tax Reform Act added a provision that, for years beginning after December 31, 1989, 75% of the excess of a corporation's adjusted current earnings (generally, earning and profits, with adjustments) over its other alternative minimum taxable income is an item of tax preference for corporations. All tax-exempt interest is included in the definition of "adjusted current earnings" so a portion of such interest is included in computing the alternative minimum tax on corporations. For shareholders that are financial institutions, the Tax Reform Act eliminates their ability to deduct interest payments to the extent allocated on a pro rata basis to the purchase of Fund shares.

	Dividends from net investment income and distributions from any short-term capital gains are taxable to shareholders as ordinary income. A portion of dividends taxable as ordinary income paid by the Emerging Growth Fund, the International Equity Fund, the Growth Fund and the Growth and Income Fund qualify for the 70% dividends received deduction for corporations. To qualify for the dividends received deduction, a corporate shareholder must hold the shares on which the dividend is paid for more than 45 days.

	Dividends and distributions declared payable to shareholders of record after September 30 of any year and paid before February 1 of the following year are considered taxable income to shareholders on December 31 even though paid in the next year.

	A capital gain dividend received after the purchase of the shares of any one of the Funds in the Trust reduces the net asset value of the shares by the amount of the distribution and will be subject to income taxes. Distributions from long-term capital gains are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held Fund shares. Such dividends and distributions from short-term capital gains are not eligible for the dividends received deduction referred to above. Any loss on the sale of Fund shares held for less than six months is treated as a long-term capital loss to the extent of any long-term capital gain distribution paid on such shares, subject to any exception that may be provided by IRS regulations for losses incurred under certain systematic withdrawal plans. All dividends and distributions are taxable to the shareholder whether or not reinvested in shares. Shareholders are notified annually by the Fund as to the federal tax status of dividends and distributions paid by the Fund.

	If shares of each Fund are sold or exchanged within 90 days of acquisition, and shares of the same or a related mutual fund are acquired, to the extent the sales charge is reduced or waived on the subsequent acquisition, the sales charge may not be used to determine the basis in the disposed shares for purposes of determining gain or loss. To the extent the sales charge is not allowed in determining gain or loss on the initial shares, it is capitalized in the basis of the subsequent shares.

	Dividends to shareholders who are non-resident aliens may be subject to a United States withholding tax at a rate of up to 30% under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty laws. Non-resident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

	Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their attorneys or tax advisers regarding specific questions as to federal, state or local taxes.

	Back-up Withholding. The Trust is required to withhold and remit to the United States Treasury 31% of (i) reportable taxable dividends and distributions and (ii) the proceeds of any redemptions of Trust shares with respect to any shareholder who is not exempt from withholding and who fails to furnish the Trust with a correct taxpayer identification number, who fails to report fully dividend or interest income or who fails to certify to the Trust that he has provided a correct taxpayer identification number and that he is not subject to withholding. (An individual's taxpayer identification number is his or her social security number.) The 31% "Back-up withholding tax" is not an additional tax and may be credited against a taxpayer's regular federal income tax liability.

	The Code includes special rules applicable to certain listed options (excluding equity options as defined in the Code), futures contracts, and options on futures contracts which the Emerging Growth Fund, the International Equity Fund, the Growth Fund, the Growth and Income Fund, the Government Fund and the Municipal Bond Fund may write, purchase or sell. Such options and contracts are classified as Section 1256 contracts under the Code. The character of gain or loss resulting from the sale, disposition, closing out, expiration or other termination of Section 1256 contracts is generally treated as long-term capital gain or loss to the extent of 60 percent thereof and short-term capital gain or loss to the extent of 40 percent thereof ("60/40 gain or loss"). Such contracts, when held by the Fund at the end of a fiscal year, generally are required to be treated as sold at market value on the last day of such fiscal year for federal income tax purposes ("marked-to-market"). Over-the-counter options are not classified as Section 1256 contracts and are not subject to the marked-to-market rule or to 60/40 gain or loss treatment. Any gains or losses recognized by the Government Fund from transactions in over-the-counter options generally constitute short-term capital gains or losses. If over-the-counter call options written, or over-the-counter put options purchased, by the Government Fund are exercised, the gain or loss realized on the sale of the underlying securities may be either short-term or long-term, depending on the holding period of the securities. In determining the amount of gain or loss, the sales proceeds are reduced by the premium paid for over-the-counter puts or increased by the premium received for over-the-counter calls.

	Certain of the Emerging Growth Fund's, the International Equity Fund's, the Growth Fund's, the Growth and Income Fund's, the Government Fund's and the Municipal Bond Fund's transactions in options, futures contracts, or options on futures contracts, particularly their hedging transactions, may constitute "straddles" which are defined in the Code as offsetting positions with respect to personal property. A straddle in which at least one (but not all) of the positions are Section 1256 contracts is a "mixed straddle" under the Code if certain conditions are met.

	The Code generally provides with respect to straddles
(i) "loss deferral" rules which may postpone recognition for tax purposes of losses from certain closing purchase transactions or other dispositions of a position in the straddle to the extent of unrealized gains in the offsetting position, (ii) "wash sale" rules which may postpone recognition for tax purposes of losses where a position is sold and a new offsetting position is acquired within a prescribed period and (iii) "short sale" rules which may terminate the holding period of securities owned by the Fund when offsetting positions are established and which may convert certain losses from short-term to long-term.

	The Code provides that certain elections may be made for mixed straddles that can alter the character of the capital gain or loss recognized upon disposition of positions which form part of a straddle. Certain other elections are also provided in the Code. No determination has been reached to make any of these elections.

	The Municipal Bond Fund may acquire an option to "put" specified portfolio securities to banks or municipal bond dealers from whom the securities are purchased. See "Stand-By Commitments," in the Prospectus. The Fund has been advised by its legal counsel that it will be treated for federal income tax purposes as the owner of the Municipal Securities acquired subject to the put; and the interest on the Municipal Securities will be tax-exempt to the Fund. Counsel has pointed out that although the Internal Revenue Service has issued a favorable published ruling on a similar but not identical situation, it could reach a different conclusion from that of counsel. Counsel has also advised the Fund that the Internal Revenue Service presently will not ordinarily issue private letter rulings regarding the ownership of securities subject to stand-by commitments.

	The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and these Treasury Regulations are subject to change by legislative or administrative action either prospectively or retroactively.



OTHER INFORMATION
Performance Information

	The average annual total return (computed in the manner described in the Prospectus) and yield for each Fund are shown in the table below. These results are based on historical earnings and asset value fluctuations and are not intended to indicate future performance. Such information should be considered in light of each Fund's investment objectives and policies as well as the risks incurred in each Fund's investment practices.


					Class 1	Class A	Class B
					Shares	Shares	Shares
Emerging Growth Fund

i)	total return for one year period ended
	10/31/97	9.01%
	12.37%		12.94%
ii)	total return for five year period ended
	10/31/97	--			--		 --
iii)	total return since inception
	(based on inception date of 2/21/95)	--
	23.55%		24.46%
iv)	total return since inception
	(based on inception date of 8/08/96)  	10.68%			--			--

International Equity Fund

i)	total return for one year period ended
	10/31/97	0.66%
	3.72%	   	3.93%
ii)	total return for five year period ended
	10/31/97	--		--			--
iii)	total return since inception
	(based on inception date of 3/17/95)	--	      	14.83%	 	15.60%

iv)	total return since inception
	(based on inception date of 8/08/96)	3.10%	 	--				--

Growth Fund

i)	total return for one year period ended
	10/31/97	16.15%	19.66%	20.66%
ii)	total return for five year period ended
	10/31/97	15.03%	    --
			    --
iii)	Total return for the ten year period ended
	10/31/97	15.00%	    --	     --

iv)	total return since inception
	(based on inception date of 4/14/87)	12.02%	    --	     --
v)	total return since inception
	(based on inception date of 5/03/94)
--                        17.22%               17.86%

					Class 1	Class A	Class B
					Shares	Shares	Shares
Growth and Income Fund

i)	total return for one year period ended
	10/31/97	16.54%	     20.08%		21.08%
ii)	total return for five year period ended
	10/31/97	14.57%	--		--
ii)	total return since inception
	(based on inception date of 4/14/87)	11.43%	--			--
iv)	total return since inception
	(based on inception date of 5/03/94)	     --      		16.86%	17.42%

Government Fund

i)	total return for one year period ended
	10/31/97	      1.26%	     3.19%	                3.55%
ii)	total return for five year period ended
	10/31/97	     4.80%	--	                            --
iii)	total return since inception
	(based on inception date of 4/14/87)	    6.93%	--	                            --
iv)	total return since inception
	(based on inception date of 5/03/94)	--
4.43%             4.29%
v)	yield	  5.42%	       5.30%	             4.79%

Municipal Bond Fund

i)	total return for one year period ended
	10/31/97	2.90%	      2.93%	             2.98%
ii)	total return for five year period ended
	10/31/97	6.24%	--	                       --
iii)	total return since inception
	(based on inception date of 7/13/88)	7.20%	--	                       --
iv)	total return since inception
	(based on inception date of 8/08/96)	--
3.29%            3.22%
v)	yield	--	--	                      --
vi)	tax equivalent yield	--	--	                      --


	The yield for Class A and Class B shares is not fixed and will fluctuate in response to prevailing interest rates and the market value of portfolio securities, and as a function of the type of securities owned by the Fund, portfolio maturity and the Fund's expenses.

	Yield and total return for the Government Fund and the Municipal Bond Fund are computed separately for each class of shares.

	The Funds may illustrate in advertising materials the use of a Payroll Deduction Plan as a convenient way for business owners to help their employees set up either IRA or voluntary mutual fund accounts. The Funds may illustrate in advertising materials retirement planning through employee contributions and/or salary reductions. Such advertising material will illustrate that employees may have the opportunity to save for retirement and reduce taxes by electing to defer a portion of their salary into a special mutual fund IRA account. The Funds may illustrate in advertising materials that Uniform Gift to Minors Act accounts may be used as a vehicle for saving for a child's financial future.
Such illustrations will include statements to the effect that upon reaching the age of majority, such custodial accounts become the child's property.

Shareholder Services

	Uniform Gifts to Minors Act. The Trust recognizes the importance to a child of establishing a savings and investment plan early in life for education and other purposes when the child becomes older. The advantages of regular investment with interest or earnings compounding over a number of years are great. In addition, taxes on these earnings are assessed against the income of the child rather than the donor, usually at a lower bracket.

	Investors wishing to establish a UGMA account should call the Trust for an application. Individuals desiring to open an account under UGMA are also advised to consult with a tax adviser before establishing the account.

	Individual Retirement Account. Any individual who has compensation or earned income from employment or self-employment and who is under age 70 1/2 may establish an IRA. The limitation on the maximum annual contribution to an IRA is the lesser of 100% of compensation or $2,000. An IRA may also be established for a spouse who has no compensation (or who elects to be treated as having no compensation), and the limitation on the maximum annual contributions to the two IRAs is the lesser of 100% of compensation or $2,250.

	Under the Tax Reform Act of 1986, whether contributions to an IRA are deductible for federal income tax purposes depends on whether an individual (or his/her spouse) is a participant in an employer-sponsored plan and on the adjusted gross income of the individual.

	In the case of an individual who is a participant in an employer-sponsored plan, no deduction is available for IRA contributions if his adjusted gross income reaches certain levels ($35,000 for a single individual, $50,000 for married individuals filing jointly and $10,000 for married individuals filing separately) and the deduction is phased out ratably if his adjusted gross income falls within certain ranges ($25,000-$35,000 for a single individual, $40,000-$50,000 for married individuals filing jointly and $0-$10,000 for married individuals filing separately). IRA contributions, up to the annual limit, remain fully deductible for all single individuals with less than $25,000 of annual adjusted gross income and all married individuals with less than $40,000 of annual adjusted gross income. Individuals who are disqualified from making deductible IRA contributions can make non-deductible contributions to their IRAs, subject to the same limitation on maximum annual contribution discussed above.

	In addition, any individual, regardless of age, may establish a rollover IRA to receive an eligible rollover distribution from an employer-sponsored plan.

	Simplified Employee Pension Plan (SEP) and Salary Reduction Simplified Employee Pension Plan (SARSEP). A SEP/SARSEP is a means for an employer to provide retirement contributions to IRAs for all employees, without the complicated reporting and record keeping involved in a qualified plan. Employees covered by a SEP/SARSEP can use the same IRA to receive their own allowable IRA contribution.

	Section 403(b)(7) Plan. Employees of certain exempt organizations and schools can have a portion of their compensation set aside, and income taxes attributable to such portion deferred, in a Section 403(b)(7) plan. Teachers, school administrators, ministers, employees of hospitals, libraries, community chests, funds, foundations, and many others may be eligible. The employer must be an organization described in Section 501(c)(3) of the Internal Revenue Code and must be exempt from tax under
Section 501(a) of the Code. In addition, any employee of most public educational institutions is eligible if his employer is a state or a political subdivision of a state, or any agency or instrumentality of either. The employee is not taxed on the amount set aside or the earnings thereon until the funds are withdrawn, normally at retirement.

Custody of Assets


	Effective December 31, 1997, securities owned by the Trust and all cash, including proceeds from the sale of shares of the Trust and of securities in the Trust's investment portfolio, are held by PNC Bank, National Association, located at 17th and Chestnut Streets, Philadelphia, PA 19103, as Custodian for each Fund other than the International Equity Fund. Chase Manhattan Bank, located at Chase Metrotech Center, Brooklyn, NY 11245 serves as Custodian for the International Equity Fund.


Shareholder Reports

	Semi-annual statements are furnished to shareholders, and annually such statements are audited by the independent accountants.

Independent Auditors

	Ernst & Young LLP, 1221 McKinney, Suite 2400, Houston, Texas 77010, the independent auditors for the Trust, perform annual examinations of the Trust's financial statements.

Shareholder and Trustee Responsibility

	Under the laws of certain states, including Massachusetts where the Trust was organized, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the Trust or Trustees. The Declaration of Trust provides for indemnification out of Trust property to any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

	Under the Declaration of Trust, the Trustees and Officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. The Trust will provide indemnification to its Trustees and Officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder.




10






Part C. Other Information

Item 24.  Financial Statements and Exhibits.

	(a)	Financial Statements
		Included in the Prospectus:
			Financial Highlights

		Included in the Statement of Additional Information:
			Report of Independent Auditors*
			Financial Statements*
			Notes to Financial Statements*
____________________________
* The Registrant's Annual Report for the year ended October 31, 1997 and the Report of Independent Accountants are incorporated by reference to the Definitive 30b-1 filed on December 18, 1997 as
Accession  #950131-97-7344.


	(b)	Exhibits

		 1.1		Agreement and Declaration of Trust dated
January 29, 1987. (Incorporated herein by reference to Form N-1A of Registrant's
Post-Effective Amendment No. 18, filed on
February 28, 1997.)

		 1.2		Certificate of Designation of Common Sense
Money Market Fund dated September 30, 1987.
(Incorporated herein by reference to
Form N-1A of Registrant's Post-Effective
Amendment No. 18, filed on February 28,
1997.)

		 1.3		Certificate of Designation Common Sense
Municipal Bond Fund dated April 4, 1988.
(Incorporated herein by reference to
Form N-1A of Registrant's Post-Effective
Amendment No. 18, filed on February 28,
1997.)

		 1.4		Certificate of Resolution dated January 8,
1992. (Incorporated herein by reference to Form N-1A of Registrant's Post-Effective
Amendment No. 18, filed on February 28,
1997.)

		 1.5		Certificate of Amendment dated January 20,
1994. (Incorporated herein by reference to Form N-1A of Registrant's Post-Effective
Amendment No. 18, filed on February 28,
1997.)

		 1.6		Certificate of Designation of Common Sense II
Aggressive Opportunity Fund dated January 27,
1994. (Incorporated herein by reference to Form N-1A of Registrant's Post-Effective
Amendment No. 18, filed on February 28,
1997.)

		 1.7		Certificate of Designation of Common Sense II
Government Fund dated January 27, 1994.
(Incorporated herein by reference to
Form N-1A of Registrant's Post-Effective
Amendment No. 18, filed on February 28,
1997.)

		 1.8		Certificate of Designation of Common Sense II
Growth Fund dated January 27, 1994.
(Incorporated herein by reference to
Form N-1A of Registrant's Post-Effective
Amendment No. 18, filed on February 28,
1997.)

		 1.9		Certificate of Designation of Common Sense II
Growth and Income Fund dated January 27,
1994. (Incorporated herein by reference to Form N-1A of Registrant's Post-Effective
Amendment No. 18, filed on February 28,
1997.)

		 1.10		Certificate of Amendment of the Agreement and
Declaration of Trust dated May 10, 1996.
(Incorporated herein by reference to
Form N-1A of Registrant's Post-Effective
Amendment No. 18, filed on February 28,
1997.)


		 1.11		Amended and Restated Certificate of
Designation of Common Sense II Emerging
Growth Fund dated May 10, 1996. (Incorporated herein by reference to Form N-1A of Registrant's Post-Effective Amendment No. 18, filed on February 28, 1997.)

		 1.12		Amended and Restated Certificate of
Designation of Common Sense II International
Equity Fund dated May 10, 1996. (Incorporated herein by reference to Form N-1A of Registrant's Post-Effective Amendment No. 18, filed on February 28, 1997.)

		 1.13		Amended and Restated Certificate of
Designation of Common Sense Money Market Fund dated May 10, 1996. (Incorporated herein by reference to Form N-1A of Registrant's
Post-Effective Amendment No. 18, filed on
February 28, 1997.)

		 1.14		Amended and Restated Certificate of
Designation of Common Sense Municipal Bond
Fund dated May 10, 1996. (Incorporated herein by reference to Form N-1A of Registrant's
Post-Effective Amendment No. 18, filed on
February 28, 1997.)

		 1.15		Certificate of Amendment Amending the Amended
and Restated Certificate of Designation of Common Sense Emerging Growth Fund dated
July 2, 1996. (Incorporated herein by
reference to Form N-1A of Registrant's
Post-Effective Amendment No. 18, filed on
February 28, 1997.)

		 1.16		Certificate of Amendment Amending the Amended
and Restated Certificate of Designation of Common Sense International Equity Fund dated
July 2, 1996. (Incorporated herein by
reference to Form N-1A of Registrant's
Post-Effective Amendment No. 18, filed on
February 28, 1997.)

		 2		Bylaws as amended July 10, 1996.
(Incorporated herein by reference to
Form N-1A of Registrant's Post-Effective
Amendment No. 18, filed on February 28,
1997.)

		 3		Not Applicable


		 4.1		Specimen copy of Share of Beneficial Interest
in Common Sense Trust for Class A shares.
(Incorporated herein by reference to Form
N-1A of Registrant's Post-Effective Amendment
No. 17, filed on March 21, 1996.)

		 4.2		Specimen copy of Share of Beneficial Interest
in Common Sense Trust for Class B shares.
(Incorporated herein by reference to Form
N-1A of Registrant's Post-Effective Amendment
No. 17, filed on March 21, 1996.)

		 4.3		Specimen copy of Share of Beneficial Interest
in Common Sense Trust for Class 1 shares.
(Incorporated herein by reference to Form
N-1A of Registrant's Post-Effective Amendment
No. 17, filed on March 21, 1996.)

	 5.1		Form of Investment Advisory Agreement for  Concert Investment Series.


		 6.1		Form of Underwriting Agreement for Common
Sense Trust(Incorporated herein by reference to Form N-1A of Registrant's Post-Effective
Amendment No. 17, filed on March 21, 1996.).

		 6.2		Form of Selling Agreement with PFS
Investments, Inc. (Incorporated herein by reference to Form N-1A of Registrant's
Post-Effective Amendment No. 17, filed on
March 21, 1996.)

		 7		Not applicable.

		 8.1		Form of Custodian Agreements filed herein.

		 8.2		Form of Transfer Agency Agreement filed
herein.

		 8.3 		Form of Sub-Transfer Agency Agreement filed herein.

		10		Not applicable

		11		Consent of Independent Auditors is filed
herein.

		13.1		Investment Letter for Common Sense Funds.
(Incorporated by reference to Exhibit 13 filed with Pre-Effective Amendment No. 2, filed March 31, 1987.)

		13.2		Investment Letter for Common Sense II Funds
dated May 2, 1994. (Incorporated herein by reference to Exhibit 13.2 filed with Post-Effective Amendment No. 12, filed
October 28, 1994.)

		13.3		Investment Letter for Common Sense II
Emerging Growth Fund and Common Sense II
International Equity Fund (Incorporated
herein by reference to Exhibit 13.3 filed with Post-Effective Amendment No. 15, filed
August 11, 1995).

		14.1		Individual Retirement Account Application.
(Incorporated by reference to Exhibit 14.1 with Post-Effective Amendment No. 9, filed
November 10, 1993.)

		14.2		403(b)(7) Custodial Account Application.
(Incorporated by reference to Exhibit 14.2 with Post-Effective Amendment No. 9, filed
November 10, 1993.)

		14.3		Simplified Employee Pension Account
Application. (Incorporated by reference to
Exhibit 14.3 filed with Post-Effective
Amendment No. 9, filed November 10, 1993.)

		15.1		Form of Class A Distribution Plan
(Incorporated herein by reference to
Form N-1A of Registrant's Post-Effective
Amendment No. 17, filed on March 21, 1996.).

		15.2		Form of Class B Distribution
Plan(Incorporated herein by reference to
Form N-1A of Registrant's Post-Effective
Amendment No. 17, filed on March 21, 1996.).

		15.3		Form of Servicing Agreement for Class A
shares of Common Sense Trust (Incorporated herein by reference to Form N-1A of Registrant's Post-Effective Amendment No. 17, filed on March 21, 1996.).

		15.4		Form of Servicing Agreement for Class B
shares of Common Sense Trust(Incorporated herein by reference to Form N-1A of Registrant's Post-Effective Amendment No. 17, filed on March 21, 1996.).

		16	Computation Measure for Performance
Information (Incorporated
herein by reference to Form N-1A of
Registrant's Post-Effective Amendment No. 17, filed on March 21, 1996.).

		18		Rule 18f-3 Plan. (Incorporated herein by
reference to Form N-1A of Registrant's
Post-Effective Amendment No. 18, filed on
February 28, 1997.)

		27		Financial Data Schedules.

+  To be filed by further amendment.

Item 25.  Persons Controlled by or under Common Control with
Registrant.

	None

Item 26.  Number of Holders of Securities.

As of February 12, 1998

	(1)	(2)
	Title of Class	Number of Record Holders

Shares of Beneficial Interest, $0.01 par value	Class A	Class B	Class 1

Emerging Growth Fund	33,070	27,848	1,041
International Equity Fund	5,246	4,745	347
Growth Fund	40,506	35,901	471,899
Growth and Income Fund	14,797	16,376	105,841
Government Fund	2,493	1,814	20,429
Municipal Bond Fund	1,582	377	8,867

Item 27.  Indemnification.

	Item 27 is incorporated herein by reference to Form N-1A of Registrants Registration No. 33-11716, Post Effective Amendment
No. 11, filed on March 2, 1994.

Item 28.  Business and Other Connections of Investment Adviser

Investment Adviser - Mutual Management Corp. ("MMC)
(Formerly known as Smith Barney Mutual Funds Management
Inc.)

MMC, through its predecessors, has been in the investment counseling business since 1934 and was incorporated in December 1968 under the laws of the State of Delaware. MMC is  a  wholly owned subsidiary of Salomon Smith Barney
Holdings Inc.,which  in  turn  is a wholly owned subsidiary
of  Travelers Group   Inc.("Travelers"). MMC is registered as an
investment adviser under the  Investment Advisers Act of 1940
(the  "Advisers Act").

The list required by this Item 28 of the officer and directors of MMC together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officer and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by MMC pursuant to the Advisers Act (SEC File No. 801-8314).

Item 29.  Principal Underwriters.

	(a) PFS Distributors ("PFS") currently acts as distributor for: Concert Investment Series; Concert Social
Awareness Fund; Concert Peachtree Growth Fund;
Smith Barney Appreciation Fund, Inc.
Smith Barney Concert Allocation Series Inc;
Smith  Barney Money Funds, Inc. - Cash Portfolio;
Smith Barney Exchange Reserve Fund;
and Smith Barney Investment Grade Bond Fund.

On  May 8, 1995, PFS changed its name from Common Sense
Distributors to PFS Distributors, its current name. The
information  required by this Item 29 with  respect  to
each   director,  officer  and  partner   of   PFS   is
incorporated by reference to Schedule A of FORM BD, filed by PFS pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-37352).


	(c) Commissions and other compensation received by each principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such an affiliated person, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

	Inapplicable.

Item 30.  Location of Books and Records.

	All accounts, books and other documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder to be maintained (i) by Registrant will be maintained at its offices, located at Mutual Management Corp., 388 Greenwich Street, 22nd Floor, New York, NY 10013, PFS Shareholder Services, 3100 Breckinridge Blvd., Bldg. 200, Duluth, Georgia 30199-0062, or at PNC Bank,National Association, 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103 or Chase Manhattan Bank, Chase Metrotech Center, Brooklyn, New York 11245; (ii) by the Adviser, will be maintained at its offices, located at Mutual Management Corp., 388 Greenwich Street, 22nd Floor, New York, NY 10013; and (iii) by the Distributor, the principal underwriter, will be maintained at its offices located at PFS Distributors, Inc., 3120 Breckinridge Blvd., Bldg. 1200, Duluth, Georgia 30199-0001.



Item 31.  Management Services.

	There are no management related services contracts not discussed in Part A or Part B.

Item 32.  Undertakings.

	Registrant hereby undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

	Registrant hereby undertakes, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.



SIGNATURES
   	Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 20 to its Registration
Statement on
Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, on the

   27th day of February,
1998.


						CONCERT INVESTMENT SERIES

						By	/s/ HEATH B. MCLENDON
							_________________
							Heath B. McLendon
							Chairman of the Board and
							Chief Executive Officer


	We, the undersigned, hereby severally constitute and appoint Heath B. McLendon, Christina T. Sydor and Robert Vegliante and each of them singly, our true and lawful attorneys, with full power to them and each of them to sign for us, and in our hands and in the capacities indicated below, any and all Amendments to this Registration Statement and to file the same, with all exhibits thereto, and other documents therewith, with the Securities and Exchange Commission, granting unto said attorneys and each of them, acting alone, full authority and power to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

	WITNESS our hands on the date set forth below.

	Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement and the above Power of Attorney has been signed below by the following persons in the capacities and as of the dates indicated.



Signature:



Title:

Date:

/s/Heath B. McLendon

Chairman of the
Board

February 27, 1998

Heath B. McLendon

(Chief Executive
Officer)





/s/ Lewis E. Daidone

Senior Vice
President and

February 27, 1998

Lewis E. Daidone

Treasurer(Chief
Financial





and Accounting
Officer)








DONALD M. CARLTON
(Donald M. Carlton)	Trustee		February
27, 1998

A. BENTON COCANOUGHER
(A. Benton Cocanougher)		Trustee		February
27, 1998

STEPHEN R. GROSS
(Stephen R. Gross)		Trustee		February
27, 1998

ALAN G. MERTEN
(Alan G. Merten)		Trustee		February
27, 1998

R. RICHARDSON PETTIT
(R. Richardson Pettit)		Trustee		February
27, 1998

ALAN B. SHEPARD, JR.
(Alan B. Shepard, Jr.)		Trustee		February
27, 1998





EXHIBIT INDEX


5.1	Form of Investment Advisory Agreement for  Concert Investment Series.

8.1	Form of Custodian Agreements filed herein.

 8.2	Form of Transfer Agency Agreement filed
herein.

 8.3 	Form of Sub-Transfer Agency Agreement filed herein.


11.Consent of Independent Auditors is filed herein.

27.		Financial Data Schedules is filed herein..